UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-58433

Marshall Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue

            Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

John M. Blaser

M&I Investment Management Corp.

111 East Kilbourn Avenue

            Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: February 28, 2006

Item 1.	Reports to Stockholders

February 28, 2006

Marshall Large-Cap Value Fund

Marshall Large-Cap Growth Fund

Marshall Mid-Cap Value Fund

Marshall Mid-Cap Growth Fund

Marshall Small-Cap Growth Fund

Marshall International Stock Fund

Marshall Government Income Fund

Marshall Intermediate Bond Fund

Marshall Intermediate Tax-Free Fund

Marshall Short-Term Income Fund

Marshall Government Money Market Fund

Marshall Prime Money Market Fund

Marshall Tax-Free Money Market Fund

Not FDIC Insured	No Bank Guarantee	May Lose Value

Expense Example (Unaudited)

For the Six Months Ended February 28, 2006

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 28, 2006 (9/1/05-2/28/06).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Advisor(2)				Investor				Institutional
Fund	Beginning account value 9/1/05	Ending account value 2/28/06	Annualized Expense Ratio	Expenses paid during period 9/1/05- 2/28/06(1)	Beginning account value 9/1/05	Ending account value 2/28/06	Annualized Expense Ratio	Expenses paid during period 9/1/05- 2/28/06(1)	Beginning account value 9/1/05	Ending account value 2/28/06	Annualized Expense Ratio	Expenses paid during period 9/1/05- 2/28/06(1)
Large-Cap Value
Actual	$1,000.00	$1,075.80	1.2221%	$6.29	$1,000.00	$1,075.80	1.2222%	$6.29	$—	$—	—%	$—
Hypothetical (5% return before expenses)	1,000.00	1,018.94	1.2221	6.12	1,000.00	1,018.94	1.2222	6.12	—	—	—	—
Large-Cap Growth
Actual	1,000.00	1,040.50	1.2627	6.39	1,000.00	1,040.50	1.2628	6.39	—	—	—	—
Hypothetical (5% return before expenses)	1,000.00	1,018.74	1.2627	6.32	1,000.00	1,018.74	1.2628	6.32	—	—	—	—
Mid-Cap Value
Actual	1,000.00	1,049.10	1.1857	6.02	1,000.00	1,049.10	1.1857	6.02	—	—	—	—
Hypothetical (5% return before expenses)	1,000.00	1,019.12	1.1857	5.94	1,000.00	1,019.12	1.1857	5.94	—	—	—	—
Mid-Cap Growth
Actual	1,000.00	1,107.00	1.2993	6.79	1,000.00	1,107.00	1.2994	6.79	—	—	—	—
Hypothetical (5% return before expenses)	1,000.00	1,018.56	1.2993	6.50	1,000.00	1,018.56	1.2994	6.50	—	—	—	—

(See Notes which are an integral part of the Financial Statements)

Expense Example (Unaudited) (continued)

	Advisor(2)				Investor				Institutional
Fund	Beginning account value 9/1/05	Ending account value 2/28/06	Annualized Expense Ratio	Expenses paid during period 9/1/05- 2/28/06(1)	Beginning account value 9/1/05	Ending account value 2/28/06	Annualized Expense Ratio	Expenses paid during period 9/1/05- 2/28/06(1)	Beginning account value 9/1/05	Ending account value 2/28/06	Annualized Expense Ratio	Expenses paid during period 9/1/05- 2/28/06(1)
Small-Cap Growth
Actual	$1,000.00	$1,191.60	1.5396%	$8.37	$1,000.00	$1,191.60	1.5395%	$8.37	$—	$—	—%	$—
Hypothetical (5% return before expenses)	1,000.00	1,017.37	1.5396	7.70	1,000.00	1,017.37	1.5395	7.70	—	—	—	—
International Stock
Actual	1,000.00	1,159.00	1.5036	8.05	1,000.00	1,159.00	1.5037	8.05	1,000.00	1,159.10	1.2539	6.71
Hypothetical (5% return before expenses)	1,000.00	1,017.54	1.5036	7.52	1,000.00	1,017.54	1.5037	7.52	1,000.00	1,018.78	1.2539	6.28
Government Income
Actual	1,000.00	1,004.00	1.0988	5.46	1,000.00	1,005.10	0.8690	4.32	—	—	—	—
Hypothetical (5% return before expenses)	1,000.00	1,019.55	1.0988	5.50	1,000.00	1,020.69	0.8690	4.35	—	—	—	—
Intermediate Bond
Actual	1,000.00	1,001.80	0.9601	4.77	1,000.00	1,002.90	0.7300	3.63	—	—	—	—
Hypothetical (5% return before expenses)	1,000.00	1,020.24	0.9601	4.81	1,000.00	1,021.38	0.7300	3.66	—	—	—	—
Intermediate Tax-Free
Actual	—	—	—	—	1,000.00	1,004.50	0.6204	3.08	—	—	—	—
Hypothetical (5% return before expenses)	—	—	—	—	1,000.00	1,021.92	0.6204	3.11	—	—	—	—
Short-Term Income
Actual	1,000.00	1,011.90	0.7704	3.84	1,000.00	1,013.00	0.5405	2.70	—	—	—	—
Hypothetical (5% return before expenses)	1,000.00	1,021.18	0.7704	3.86	1,000.00	1,022.32	0.5405	2.71	—	—	—	—
Government Money Market
Actual	—	—	—	—	1,000.00	1,018.00	0.4496	2.25	1,000.00	1,019.30	0.1996	1.00
Hypothetical (5% return before expenses)	—	—	—	—	1,000.00	1,022.77	0.4496	2.26	1,000.00	1,024.01	0.1996	1.00
Prime Money Market
Actual	1,000.00	1,017.00	0.7495	3.75	1,000.00	1,018.50	0.4498	2.25	1,000.00	1,019.80	0.1999	1.00
Hypothetical (5% return before expenses)	1,000.00	1,021.28	0.7495	3.76	1,000.00	1,022.77	0.4498	2.26	1,000.00	1,024.01	0.1999	1.00
Tax-Free Money Market
Actual	—	—	—	—	1,000.00	1,012.60	0.4495	2.24	1,000.00	1,013.90	0.1995	1.00
Hypothetical (5% return before expenses)	—	—	—	—	1,000.00	1,022.77	0.4495	2.25	1,000.00	1,024.01	0.1995	1.00

(1)	Expenses are equal to the Funds’ expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(2)	Effective November 1, 2005, the Rule 12b-1 fee of 0.25% applicable to the Advisor Class of Shares of all Funds other than the Prime Money Market Fund was eliminated for such Funds. Concurrent with this change, the shareholder servicing agent eliminated the waiver of the 0.25% shareholder servicing fee applicable to the Advisor Class of Shares of these Funds. Accordingly, the expense ratio applicable to the Advisor Class of Shares did not change.

(See Notes which are an integral part of the Financial Statements)

February 28, 2006 (Unaudited)

Schedule of Investments

Large-Cap Value Fund

Description	Shares	Value

Common Stocks — 98.4%

Consumer Discretionary — 5.0%

Apparel Retail — 0.1%
The TJX Companies, Inc.	13,000	$318,370

Department Stores — 0.7%
J.C. Penney Co., Inc.	41,000	2,404,240

Homebuilding — 1.7%
Lennar Corp.	65,400	3,914,844
NVR, Inc. (2)	2,300	1,731,900
		5,646,744

Housewares & Specialties — 0.5%
Newell Rubbermaid, Inc.	62,900	1,564,323

Movies & Entertainment — 0.5%
News Corp.	100,100	1,629,628

Publishing & Printing — 0.6%
Gannett Co., Inc. (1)	31,500	1,958,040

Retail-Home Improvement — 0.4%
Home Depot, Inc.	36,200	1,525,830

Specialized Consumer Services — 0.4%
H&R Block, Inc.	60,500	1,349,150

Tires & Rubber — 0.1%
The Goodyear Tire & Rubber Co. (2)	22,400	320,992
Total Consumer Discretionary		16,717,317

Consumer Staples — 3.9%

Agricultural Products — 1.2%
Archer-Daniels-Midland Co.	133,700	4,240,964

Packaged Foods — 0.2%
General Mills, Inc.	13,900	684,575

Tobacco — 2.5%
Altria Group, Inc.	83,900	6,032,410
Reynolds American, Inc.	22,200	2,356,530
		8,388,940
Total Consumer Staples		13,314,479

Energy — 14.3%

Oil & Gas-Exploration and Production — 2.7%
Apache Corp.	59,000	3,948,280
Devon Energy Corp. (1)	85,400	5,007,002
		8,955,282

Oil & Gas-Integrated — 10.6%
Chevron Corp.	177,000	9,996,960
ConocoPhillips	185,900	11,332,464
Exxon Mobil Corp.	174,400	10,354,128
Marathon Oil Corp.	58,800	4,151,280
		35,834,832

Oil & Gas-Refining/Manufacturing — 1.0%
Valero Energy Corp.	65,400	3,517,866
Total Energy		48,307,980

Description	Shares	Value

Common Stocks (continued)

Financials — 38.6%
Asset Management & Custody Bank — 1.3%
Bank of New York Co., Inc., The	125,900	$4,310,816

Diversified Banks — 10.1%
Bank of America Corp.	244,600	11,214,910
Comerica, Inc.	70,200	4,023,864
U.S. Bancorp	246,800	7,628,588
Wells Fargo & Co.	176,800	11,350,560
		34,217,922
Diversified Financial Services — 3.5%
Citigroup, Inc.	252,900	11,726,973

Insurance-Life/Health — 1.3%
Prudential Financial, Inc.	55,700	4,291,128

Insurance-Property & Casualty — 3.7%
Chubb Corp.	41,200	3,944,900
Fidelity National Financial, Inc.	88,800	3,353,088
First American Corp.	43,400	1,829,744
W. R. Berkley Corp.	61,700	3,571,813
		12,699,545

Investment Banking & Brokerage — 11.1%
A.G. Edwards, Inc.	23,700	1,059,390
Goldman Sachs Group, Inc.	58,200	8,223,078
Lehman Brothers Holdings, Inc.	57,400	8,377,530
Merrill Lynch & Co., Inc.	153,700	11,867,177
Morgan Stanley	137,300	8,191,318
		37,718,493

Regional Banks — 7.6%
BB&T Corp.	94,400	3,731,632
First Horizon National Corp.	93,200	3,645,052
KeyCorp	104,779	3,905,113
National City Corp. (1)	118,600	4,127,280
North Fork Bancorporation, Inc.	145,200	3,708,408
PNC Financial Services Group	60,300	4,242,105
TCF Financial Corp.	93,800	2,378,768
		25,738,358
Total Financials		130,703,235
Healthcare — 8.6%

Biotechnology — 1.0%
Amgen, Inc. (1)(2)	21,800	1,645,682
Gilead Sciences, Inc. (1)(2)	27,700	1,724,879
		3,370,561
Healthcare Distributors — 0.1%
McKesson Corp.	6,700	362,671
Healthcare Services — 0.2%
Express Scripts, Inc. (2)	7,000	610,890
Managed Healthcare — 1.2%
WellPoint, Inc. (2)	54,100	4,154,339
Pharmaceuticals — 6.1%
Abbott Laboratories	89,500	3,954,110
Allergan, Inc. (1)	3,000	324,780
Bristol-Myers Squibb Co.	26,800	619,080
Johnson & Johnson	19,300	1,112,645
King Pharmaceuticals, Inc. (2)	104,700	1,701,375
Pfizer, Inc.	437,900	11,468,601
Sepracor, Inc. (2)	24,200	1,386,902
		20,567,493
Total Healthcare		29,065,954

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Large-Cap Value Fund (continued)

Description	Shares	Value

Common Stocks (continued)

Industrials — 6.5%

Aerospace & Defense — 3.0%
General Dynamics Corp.	5,800	$714,966
L-3 Communications Holdings, Inc.	44,700	3,715,017
Lockheed Martin Corp.	22,800	1,661,436
Northrop Grumman Corp.	63,900	4,095,990
		10,187,409

Construction & Farm Machinery — 2.1%
Cummins, Inc. (1)	39,700	4,298,716
Deere & Co.	35,700	2,722,839
		7,021,555

Employment Services — 0.4%
Manpower, Inc.	22,200	1,190,808

Industrial Conglomerates — 0.4%
3M Co.	19,400	1,427,646

Railroads — 0.6%
Norfolk Southern Corp.	39,600	2,026,728
Total Industrials		21,854,146

Information Technology — 5.6%

Communications Equipment — 1.2%
Motorola, Inc.	193,300	4,136,620

Computer Hardware — 2.0%
Dell, Inc. (2)	55,800	1,618,200
Hewlett Packard Co.	48,300	1,584,723
International Business Machines Corp.	46,000	3,691,040
		6,893,963

Computer Storage & Peripherals — 0.4%
SanDisk Corp. (2)	24,200	1,460,228

Semiconductors — 1.3%
Advanced Micro Devices, Inc. (2)	21,100	815,937
Broadcom Corp. (2)	20,250	913,072
Intel Corp.	80,800	1,664,480
NVIDIA Corp. (1)(2)	19,000	895,470
		4,288,959

Services-Data Processing — 0.2%
Sabre Holdings Corp.	21,700	523,621

Systems Software — 0.5%
Microsoft Corp.	62,800	1,689,320
Total Information Technology		18,992,711

Materials — 4.3%

Chemicals-Commodity — 0.9%
Lyondell Chemical Co.	145,400	3,041,768

Chemicals-Diversified — 1.5%
Dow Chemical Co., The	95,800	4,122,274
Eastman Chemical Co.	17,000	838,610
		4,960,884

Diversified Metal/Mining — 1.3%
Freeport-McMoRan Copper & Gold, Inc.	29,000	1,468,270

Description	Shares or Principal Amount	Value

Common Stocks (continued)

Materials (continued)

Diversified Metal/Mining (continued)
Phelps Dodge Corp.	22,000	$3,036,000
		4,504,270

Metal & Glass Containers — 0.3%
Ball Corp.	26,500	1,128,900

Steel — 0.3%
Nucor Corp. (1)	9,700	834,685
Total Materials		14,470,507

Telecommunications — 4.4%

Integrated Telecommunication Services — 4.4%
BellSouth Corp.	88,800	2,804,304
Citizens Communications Co.	42,000	560,700
Verizon Communications	339,900	11,454,630
Total Telecommunications		14,819,634

Utilities — 7.2%

Electric Utilities — 3.0%
Entergy Corp.	36,300	2,632,113
FristEnergy Corp.	68,600	3,504,088
Progress Energy, Inc. (1)	92,000	4,082,960
		10,219,161

Independent Power Producers — 1.7%
Constellation Energy Group	70,200	4,123,548
TXU Corp.	32,900	1,723,631
		5,847,179

Multi-Utilities — 2.5%
Energy East Corp.	50,700	1,270,542
KeySpan Corp.	91,950	3,746,963
TECO Energy, Inc. (1)	198,400	3,384,704
		8,402,209
Total Utilities		24,468,549
Total Common Stocks (identified cost $297,993,751)		332,714,512
Short-Term Investments — 5.8%

Collateral Pool Investment for Securities on Loan — 4.6% (See Note 2 of the Financial Statements)		15,517,946

Repurchase Agreement — 1.2%
Agreement with Morgan Stanley & Co., Inc., 4.56%, dated 2/28/2006 to be repurchased at $4,127,034 on 3/1/2006, collateralized by a U.S. Government Agency Obligation with a maturity of 6/16/2006, with a market value of $4,229,511 (at amortized cost)	$4,126,512	4,126,512
Total Short-Term Investments (identified cost $19,644,458)		19,644,458
Total Investments — 104.2% (identified cost $317,638,209)		352,358,970
Other Assets and Liabilities — (4.2)%		(14,056,614)
Total Net Assets — 100.0%		$338,302,356

(See Notes which are an integral part of the Financial Statements)

February 28, 2006 (Unaudited)

Schedule of Investments

Large-Cap Value Fund (continued)

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	5.0%
Consumer Staples	3.9%
Energy	14.3%
Financials	38.6%
Healthcare	8.6%
Industrials	6.5%
Information Technology	5.6%
Materials	4.3%
Telecommunications	4.4%
Utilities	7.2%
Other Assets & Liabilities	1.6%
Total	100.0%

Large-Cap Growth Fund

Description	Shares	Value

Common Stocks — 96.6%

Consumer Discretionary — 11.1%

Apparel Retail — 2.7%
Abercrombie & Fitch Co.	13,600	$915,552
American Eagle Outfitters (1)	63,200	1,607,808
Coach, Inc. (2)	78,900	2,818,308
The TJX Companies, Inc.	53,100	1,300,419
		6,642,087

Automotive Retail — 0.3%
AutoZone, Inc. (2)	7,100	686,428

Computer & Electronics — 1.2%
Best Buy, Inc.	55,400	2,983,844

Department Stores — 1.3%
J.C. Penney Co., Inc.	52,300	3,066,872

General Merchandise — 0.4%
Dollar General Corp.	53,600	933,712

Home Improvement Retail — 2.3%
Home Depot, Inc.	131,400	5,538,510

Homebuilding — 0.5%
D.R. Horton, Inc. (1)	32,300	1,101,753

Motorcycle Manufacturers — 0.4%
Harley-Davidson, Inc.	20,600	1,081,706

Restaurants — 1.3%
Brinker International, Inc.	23,800	991,270
YUM! Brands, Inc.	47,400	2,260,980
		3,252,250

Specialty Stores — 0.3%
Staples, Inc.	28,700	704,298

Tires & Rubber — 0.4%
Goodyear Tire & Rubber Co. (1)(2)	67,000	960,110
Total Consumer Discretionary		26,951,570

Description	Shares	Value

Common Stocks (continued)

Consumer Staples — 8.7%

Agricultural Products — 0.3%
Archer-Daniels-Midland Co.	26,700	$846,924

Household Products — 3.6%
Colgate-Palmolive Co.	35,500	1,934,040
Kimberly-Clark Corp.	11,000	650,980
Procter & Gamble Co.	103,300	6,190,769
		8,775,789

Hypermarkets & Supercenters — 0.7%
Wal-Mart, Inc.	34,800	1,578,528

Packaged Foods — 1.3%
General Mills, Inc.	62,000	3,053,500

Soft Drinks — 1.5%
PepsiCo, Inc.	61,300	3,623,443

Tobacco — 1.3%
Altria Group, Inc.	44,800	3,221,120
Total Consumer Staples		21,099,304

Energy — 4.9%

Oil & Gas-Exploration and Production — 2.2%
Apache Corp.	16,900	1,130,948
Burlington Resources, Inc.	13,600	1,226,448
EOG Resources, Inc.	42,900	2,891,460
		5,248,856

Oil & Gas-Integrated — 2.2%
Amerada Hess Corp. (1)	8,800	1,217,128
ConocoPhillips	8,900	542,544
Exxon Mobil Corp.	19,900	1,181,463
Marathon Oil Corp.	17,625	1,244,325
Occidental Petroleum Corp.	13,900	1,272,406
		5,457,866

Oil & Gas-Refining and Marketing — 0.5%
Valero Energy Corp.	22,000	1,183,380
Total Energy		11,890,102

Financials — 9.0%

Asset Management & Custody Banking — 0.4%
Bank of New York Co., Inc.	26,600	910,784

Diversified Banks — 0.3%
Bank of America Corp.	13,920	638,232

Diversified Financial Services — 0.8%
Citigroup, Inc.	25,700	1,191,709
JPMorgan Chase & Co.	18,700	769,318
		1,961,027

Insurance-Property & Casualty — 0.7%
Fidelity National Financial, Inc.	31,700	1,196,992
St. Paul Travelers Co., Inc.	14,500	623,210
		1,820,202

Investment Banking & Brokerage — 3.2%
Goldman Sachs Group, Inc.	20,500	2,896,445
Lehman Brothers Holdings, Inc.	5,500	802,725
Merrill Lynch & Co., Inc.	39,090	3,018,139
Morgan Stanley	19,700	1,175,302
		7,892,611

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Large-Cap Growth Fund (continued)

Description	Shares	Value

Common Stocks (continued)

Financials (continued)

Multi-Line Insurance — 0.3%
Hartford Financial Services Group, Inc.	8,400	$691,992

Regional Banks — 1.2%
Synovus Financial Corp.	107,100	3,036,285

Specialized Finance — 1.3%
Moody’s Corp.	45,800	3,068,600

Thrifts & Mortgage Finance — 0.8%
Federal Home Loan Mortgage Corp.	11,400	768,246
MGIC Investment Corp.	17,800	1,134,750
		1,902,996
Total Financials		21,922,729

Healthcare — 20.3%

Biotechnology — 5.8%
Amgen, Inc. (1)(2)	62,900	4,748,321
Applera Corp.	41,600	1,176,032
Genzyme Corp. (2)	28,800	1,996,992
Gilead Sciences, Inc. (2)	97,300	6,058,871
		13,980,216

Healthcare-Distributors — 1.6%
AmerisourceBergen Corp.	15,400	708,246
Cardinal Health, Inc.	41,400	3,005,640
McKesson Corp.	3,800	205,694
		3,919,580

Healthcare-Equipment — 2.5%
Boston Scientific Co. (2)	26,600	649,572
Medtronic, Inc.	101,000	5,448,950
		6,098,522

Healthcare-Facilities — 1.2%
HCA, Inc. (1)	61,700	2,955,430

Healthcare-Managed — 4.4%
Aetna, Inc.	58,120	2,964,120
Coventry Health Care, Inc. (2)	21,250	1,266,925
UnitedHealth Group, Inc.	11,590	674,886
WellPoint, Inc. (2)	75,600	5,805,324
		10,711,255

Healthcare Services — 1.0%
Caremark Rx, Inc. (2)	23,400	1,164,150
Express Scripts, Inc. (2)	13,900	1,213,053
		2,377,203

Pharmaceuticals — 3.8%
Abbott Laboratories	16,500	728,970
Eli Lilly & Co.	28,700	1,596,294
Johnson & Johnson	58,800	3,389,820
King Pharmaceuticals, Inc. (2)	61,000	991,250
Sepracor, Inc. (2)	14,200	813,802
Wyeth	36,900	1,837,620
		9,357,756
Total Healthcare		49,399,962

Description	Shares	Value

Common Stocks (continued)

Industrials — 12.0%

Aerospace & Defense — 4.9%
Boeing Co.	82,200	$5,975,118
General Dynamics Corp.	10,000	1,232,700
Lockheed Martin Corp.	57,300	4,175,451
United Technologies Corp.	12,200	713,700
		12,096,969

Construction & Engineering — 0.8%
Fluor Corp.	22,300	1,924,490

Construction & Farm Machinery — 1.7%
Caterpillar, Inc.	56,500	4,129,020

Electrical Components & Equipment — 1.2%
Emerson Electric Co.	35,400	2,896,074

Industrial Conglomerates — 1.0%
3M Co.	32,700	2,406,393

Machinery-Industrial — 2.4%
Illinois Tool Works, Inc.	33,700	2,892,808
Parker-Hannifin Corp.	37,700	2,947,009
		5,839,817
Total Industrials		29,292,763

Information Technology — 28.7%

Application Software — 1.4%
AutoDesk, Inc. (2)	62,600	2,356,890
Intuit, Inc. (2)	22,100	1,073,618
		3,430,508

Communications Equipment — 4.7%
Cisco Systems, Inc. (2)	398,800	8,071,712
Harris Corp.	27,300	1,247,064
Juniper Networks, Inc. (2)	52,800	970,992
Motorola, Inc.	51,300	1,097,820
		11,387,588

Computer Hardware — 5.3%
Apple Computer, Inc. (2)	75,100	5,147,354
Dell, Inc. (2)	153,600	4,454,400
Hewlett Packard Co.	37,600	1,233,656
International Business Machines Corp.	26,500	2,126,360
		12,961,770

Computer Storage — 2.7%
EMC Corp. (1)(2)	214,500	3,007,290
SanDisk Corp. (2)	41,600	2,510,144
Seagate Technology ADR (1)	26,000	690,820
Western Digital Corp. (2)	19,700	438,325
		6,646,579

Data Processing — 1.0%
Fiserv, Inc. (2)	58,900	2,444,350

Semiconductors — 6.6%
Advanced Micro Devices, Inc. (2)	45,300	1,751,751
Broadcom Corp. (2)	36,950	1,666,075
Freescale Semiconductor, Inc. (2)	47,100	1,273,584
Intel Corp.	338,900	6,981,340
Texas Instruments, Inc. (1)	147,800	4,411,830
		16,084,580

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	35,500	651,070

(See Notes which are an integral part of the Financial Statements)

February 28, 2006 (Unaudited)

Schedule of Investments

Large-Cap Growth Fund (continued)

Description	Shares or Principal Amount	Value

Common Stocks (continued)

Information Technology (continued)

Systems Software — 6.7%
Microsoft Corp.	278,100	$7,480,890
Novell, Inc. (2)	128,500	1,222,035
Oracle Corp. (2)	390,306	4,847,526
Symantec Corp. (2)	153,400	2,590,926
		16,141,377
Total Information Technology		69,747,822

Materials — 1.9%

Diversified Metals & Mining — 1.4%
Freeport-McMoRan Copper & Gold, Inc.	43,500	2,202,405
Phelps Dodge Corp.	8,100	1,117,800
		3,320,205

Steel — 0.5%
Nucor Corp.	14,700	1,264,935
Total Materials		4,585,140
Total Common Stocks (identified cost $221,821,000)		234,889,392

Short-Term Investments — 5.6%

Collateral Pool Investment for Securities on Loan — 5.2% (See Note 2 of the Financial Statements)		12,709,940

Repurchase Agreement — 0.4%
Agreement with Morgan Stanley & Co., Inc., 4.56% dated 2/28/2006, to be repurchased at $980,299 on 3/1/2006, collateralized by a U.S. Government Agency Obligation with a maturity of 3/1/2008 (at amortized cost)	$980,175	980,175
Total Short-Term Investments (identified cost $13,690,115)		13,690,115
Total Investments — 102.2% (identified cost $235,511,115)		248,579,507
Other Assets and Liabilities — (2.2)%		(5,346,296)
Total Net Assets — 100.0%		$243,233,211

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	11.1%
Consumer Staples	8.7%
Energy	4.9%
Financials	9.0%
Healthcare	20.3%
Industrials	12.0%
Information Technology	28.7%
Materials	1.9%
Other Assets & Liabilities	3.4%
Total	100.0%

Mid-Cap Value Fund

Description	Shares	Value

Common Stocks — 95.0%

Consumer Discretionary — 15.3%

Advertising — 1.5%
The Interpublic Group of Cos., Inc. (1)(2)	1,018,400	$10,550,624

Apparel/Retail — 0.9%
Ross Stores, Inc.	205,900	5,831,088

Auto Parts & Equipment — 1.5%
Johnson Controls, Inc.	145,000	10,334,150

Broadcasting & Cable TV — 1.7%
Clear Channel Communications, Inc.	415,000	11,744,500

Home Furnishings — 2.2%
Furniture Brands International, Inc. (1)	610,000	15,079,200

Home Improvement-Retail — 1.7%
The Sherwin-Williams Co.	262,000	11,934,100

Household Appliances — 1.8%
Snap-On Tools Corp.	321,000	12,493,320

Leisure Products — 1.4%
Brunswick Corp.	252,000	9,885,960

Publishing — 1.2%
Tribune Co.	268,000	8,200,800

Specialty Stores — 1.4%
Pier 1 Imports, Inc. (1)	910,000	9,582,300
Total Consumer Discretionary		105,636,042

Consumer Staples — 7.0%

Brewery — 1.8%
Molson Coors Brewing Co. (1)	194,400	12,198,600

Packaged Foods/Meats — 1.8%
Del Monte Foods Co.	1,185,000	12,892,800

Retail-Food — 1.8%
Kroger Co. (1)(2)	615,000	12,324,600

Soft Drinks — 1.6%
Coca-Cola Enterprises, Inc.	558,000	10,964,700
Total Consumer Staples		48,380,700

Energy — 4.6%

Oil & Gas-Drilling — 2.5%
Noble Corp.	126,000	9,312,660
Patterson-UTI Energy, Inc.	284,000	7,824,200
		17,136,860

Oil & Gas-Exploration and Production — 2.1%
Noble Energy, Inc.	232,000	9,753,280
Pioneer Natural Resources Co.	105,700	4,448,913
		14,202,193
Total Energy		31,339,053

Financials — 15.7%

Asset Management — 1.5%
State Street Corp. (1)	170,000	10,621,600

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Mid-Cap Value Fund (continued)

Description	Shares	Value

Common Stocks (continued)

Financials (continued)

Insurance-Life/Health — 1.8%
Protective Life Corp.	247,500	$12,065,625

Insurance-Property/Casualty — 6.5%
ACE Ltd. (1)	208,000	11,591,840
Ambac Financial Group, Inc.	155,000	11,648,250
SAFECO Corp.	171,000	8,808,210
XL Capital Ltd.	187,000	12,631,850
		44,680,150

Investment Banking & Brokerage — 1.6%
Bear Stearns Companies, Inc.	80,000	10,755,200

Reinsurance — 2.0%
PartnerRe Ltd.	219,500	13,303,895

Specialized Finance — 1.0%
CIT Group, Inc.	130,000	6,990,100

Thrifts & Mortgage Finance — 1.3%
MGIC Investment Corp.	143,000	9,116,250
Total Financials		107,532,820

Healthcare — 9.6%

Healthcare-Distributors — 2.0%
AmerisourceBergen Corp.	306,000	14,072,940

Healthcare-Equipment — 1.7%
Fisher Scientific International, Inc. (1)(2)	172,000	11,723,520

Healthcare-Facilities — 1.7%
Community Health Systems, Inc. (1)(2)	304,000	11,527,680

Healthcare-Services — 2.9%
Apria Healthcare Group, Inc. (2)	387,400	8,906,326
Omnicare, Inc. (1)	177,000	10,770,450
		19,676,776

Pharmaceuticals — 1.3%
Biovail Corp. (2)	349,000	8,784,330
Total Healthcare		65,785,246

Industrials — 18.5%

Aerospace & Defense — 1.8%
Northrop Grumman Corp.	190,000	12,179,000

Business Services — 1.9%
Aramark Corp.	468,000	13,319,280

Commercial Printing — 1.6%
Donnelley (R.R.) & Sons Co.	316,850	10,665,171

Machinery-Construction & Farm — 1.0%
Cummins, Inc. (1)	60,500	6,550,940

Machinery-Industrial — 2.7%
ITT Industries, Inc.	128,000	6,720,000
Parker-Hannifin Corp.	150,000	11,725,500
		18,445,500

Railroads — 1.1%
CSX Corp.	136,100	7,537,218

Services-Employment — 3.6%
Manpower, Inc. (1)	230,000	12,337,200

Description	Shares	Value

Common Stocks (continued)

Industrials (continued)

Services-Employment (continued)
Watson Wyatt & Co. Holdings (1)	410,000	$12,529,600
		24,866,800

Services-Environmental — 1.6%
Republic Services, Inc.	275,000	10,689,250

Trade Companies & Distribution — 1.5%
Grainger (W.W.), Inc.	145,000	10,735,800

Trucking — 1.7%
J.B. Hunt Transport Services, Inc.	500,000	11,830,000
Total Industrials		126,818,959

Information Technology — 11.5%

Application Software — 3.0%
Cadence Design Systems, Inc. (2)	500,000	8,875,000
Synopsys, Inc. (1)(2)	526,000	11,503,620
		20,378,620

Computer Storage & Peripherals — 0.8%
Electronics for Imaging, Inc. (2)	211,300	5,667,066

Consulting & Services — 1.0%
ProQuest Co. (1)(2)	330,600	7,041,780

Office Electronics — 1.8%
Xerox Corp. (1)(2)	840,000	12,516,000

Semiconductors — 2.0%
Freescale Semiconductor, Inc. (2)	262,000	7,084,480
Novellus Systems, Inc. (2)	253,500	6,776,055
		13,860,535

Services-Data Processing — 2.9%
Computer Sciences Corp. (2)	105,000	5,705,700
Convergys Corp. (2)	430,000	7,469,100
Sabre Holdings Corp.	275,100	6,638,163
		19,812,963
Total Information Technology		79,276,964

Materials — 4.7%

Paper Packaging — 3.1%
Packaging Corp. of America	538,000	12,271,780
Sealed Air Corp.	154,000	8,759,520
		21,031,300

Steel — 1.6%
Nucor Corp. (1)	127,000	10,928,350
Total Materials		31,959,650

Telecommunications — 3.5%

Integrated Telecommunication Services — 3.5%
Alltel Corp. (1)	210,000	13,261,500
Citizens Communications Co., Class B	782,800	10,450,380
Total Telecommunications		23,711,880

(See Notes which are an integral part of the Financial Statements)

February 28, 2006 (Unaudited)

Schedule of Investments

Mid-Cap Value Fund (continued)

Description	Shares or Principal Amount	Value

Common Stocks (continued)

Utilities — 4.6%

Electric Utilities — 3.0%
PPL Corp.	380,000	$12,084,000
Xcel Energy, Inc. (1)	455,000	8,444,800
		20,528,800

Multi-Utilities — 1.6%
Constellation Energy Group	188,000	11,043,120
Total Utilities		31,571,920
Total Common Stocks (identified cost $546,331,409)		652,013,234

Short-Term Investments — 18.3%

Collateral Pool Investment for Securities on Loan — 12.7% (See Note 2 of the Financial Statements)		87,402,523

Repurchase Agreement — 5.6%
Agreement with Morgan Stanley & Co., Inc., 4.56%, dated 2/28/2006, to be repurchased at $38,869,667 on 3/1/2006, collateralized by a U.S. Government Agency Obligation with a maturity of 6/16/2008, with a market value of $39,820,501 (at amortized cost)	$38,864,744	38,864,744
Total Short-Term Investments (identified cost $126,267,267)		126,267,267
Total Investments — 113.3% (identified cost $672,598,676)		778,280,501
Other Assets and Liabilities — (13.3)%		(91,657,315)
Total Net Assets — 100.0%		$686,623,186

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	15.3%
Consumer Staples	7.0%
Energy	4.6%
Financials	15.7%
Healthcare	9.6%
Industrials	18.5%
Information Technology	11.5%
Materials	4.7%
Telecommunications	3.5%
Utilities	4.6%
Other Assets & Liabilities	5.0%
Total	100.0%

Mid-Cap Growth Fund

Description	Shares	Value

Common Stocks — 95.4%

Consumer Discretionary — 16.1%

Apparel & Accessories — 1.0%
Coach, Inc. (2)	51,000	$1,821,720

Casinos & Gaming — 1.9%
MGM MIRAGE (1)(2)	29,000	1,072,130
Scientific Games Corp., Class A (2)	80,000	2,446,400
		3,518,530

Consumer Electronics — 1.0%
Garmin Ltd. (1)	13,000	894,660
Harman International Industries, Inc.	10,000	1,103,500
		1,998,160

Department Stores — 2.2%
J.C. Penney Co., Inc. (1)	41,000	2,404,240
Nordstrom, Inc.	45,000	1,710,000
		4,114,240

Diversified Consumer Services — 0.8%
Laureate Education, Inc. (2)	30,000	1,553,400

Hotels — 0.6%
Starwood Hotels & Resorts Worldwide, Inc.	19,000	1,206,500

Leisure Facilities — 1.0%
LIFE TIME FITNESS, Inc. (2)	44,000	1,846,240

Leisure Products — 0.8%
SCP Pool Corp.	34,000	1,477,980

Restaurants — 0.6%
Panera Bread Co., Class A (1)(2)	15,000	1,062,900

Retail-Apparel — 2.0%
Abercrombie & Fitch Co., Class A	20,000	1,346,400
AnnTaylor Stores Corp. (2)	37,000	1,343,100
Chico’s FAS, Inc. (2)	25,000	1,176,250
		3,865,750

Retail-Automotive — 1.6%
Advance Auto Parts, Inc.	38,000	1,571,300
O’Reilly Automotive, Inc. (2)	45,000	1,472,400
		3,043,700

Retail-Computer & Electronics — 0.5%
GameStop Corp. (1)(2)	25,000	1,000,750

Retail-Internet — 1.0%
IAC/Interactive Corp. (1)(2)	62,500	1,827,500

Specialty Stores — 1.1%
Coldwater Creek, Inc. (1)(2)	89,000	1,999,830
Total Consumer Discretionary		30,337,200

Consumer Staples — 1.0%

Retail-Drug — 1.0%
CVS Corp.	65,000	1,841,450
Total Consumer Staples		1,841,450

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Mid-Cap Growth Fund (continued)

Description	Shares	Value

Common Stocks (continued)

Energy — 9.8%

Coal & Consumable Fuels — 0.7%
Cameco Corp. (1)	38,000	$1,410,560

Oil & Gas-Drilling — 1.7%
ENSCO International, Inc.	27,500	1,228,975
Nabors Industries Ltd. (2)	12,000	791,400
Patterson-UTI Energy, Inc.	46,000	1,267,300
		3,287,675

Oil & Gas-Equipment and Services — 2.0%
BJ Services Co.	50,000	1,565,500
Grant Prideco, Inc. (2)	24,000	971,280
National-Oilwell Varco, Inc. (2)	20,000	1,217,600
		3,754,380

Oil & Gas-Exploration and Production — 5.4%
Chesapeake Energy Corp.	84,000	2,493,960
Denbury Resources, Inc. (2)	87,000	2,466,450
Encore Acquisition Co. (2)	34,000	1,041,760
Plains Exploration & Production Co. (2)	37,000	1,507,750
Quicksilver Resource, Inc. (2)	21,000	762,720
XTO Energy, Inc.	44,000	1,843,160
		10,115,800
Total Energy		18,568,415

Financials — 8.7%

Asset Management — 3.7%
Affiliated Managers Group, Inc. (1)(2)	31,000	3,051,330
Franklin Resources, Inc.	14,000	1,437,520
Nuveen Investments, Class A	53,000	2,553,010
		7,041,860

Commercial Banks — 0.9%
SVB Financial Group (1)(2)	35,000	1,784,650

Diversified Financial Services — 0.7%
Chicago Mercantile Exchange Holdings, Inc.	3,000	1,276,800

Insurance Brokers — 1.0%
National Financial Partners Corp.	31,000	1,824,350

Multi-Line Insurance — 1.6%
Assured Guaranty, Ltd.	70,000	1,848,000
Conseco, Inc. (2)	45,000	1,117,800
		2,965,800

Real Estate Services — 0.8%
CB Richard Ellis Group, Inc., Class A (2)	22,000	1,510,960
Total Financials		16,404,420

Healthcare — 16.2%

Biotechnology — 3.6%
Celgene Corp. (1)(2)	46,000	1,748,000
Cephalon, Inc. (1)(2)	19,000	1,510,120
Cubist Pharmaceuticals, Inc. (2)	51,000	1,127,610
Genzyme Corp. (2)	17,000	1,178,780
PDL BioPharma, Inc. (1)(2)	38,000	1,189,780
		6,754,290

Description	Shares	Value

Common Stocks (continued)

Healthcare (continued)

Healthcare-Equipment — 2.4%
Cytyc Corp. (2)	74,000	$2,133,420
Hologic, Inc. (1)(2)	23,000	1,100,090
Resmed, Inc. (1)(2)	33,000	1,339,470
		4,572,980

Healthcare-Facilities — 1.7%
Psychiatric Solutions, Inc. (2)	58,000	1,915,740
Sunrise Senior Living, Inc. (1)(2)	39,000	1,382,940
		3,298,680

Healthcare-Managed Care — 2.1%
Humana, Inc. (2)	35,000	1,808,450
WellPoint, Inc. (2)	28,000	2,150,120
		3,958,570

Healthcare-Services — 5.5%
Caremark Rx, Inc. (2)	37,000	1,840,750
Covance, Inc. (2)	33,000	1,862,850
DaVita, Inc. (2)	36,000	2,102,040
Express Scripts, Inc. (2)	7,000	610,890
IMS Health, Inc.	66,000	1,590,600
Medco Health Solutions, Inc. (2)	16,000	891,520
Omnicare, Inc. (1)	24,000	1,460,400
		10,359,050

Healthcare-Supplies — 0.9%
Haemonetics Corp. (1)(2)	31,000	1,605,800
Total Healthcare		30,549,370

Industrials — 13.3%

Aerospace & Defense — 1.8%
Precision Castparts Corp.	34,000	1,803,360
Rockwell Collins, Inc.	30,000	1,594,500
		3,397,860

Air Freight & Couriers — 0.8%
C.H. Robinson Worldwide, Inc.	33,000	1,479,060

Building Products — 0.5%
Lennox International, Inc.	31,000	996,650

Commercial Services & Supplies — 1.2%
Dun & Bradstreet Corp. (2)	16,000	1,163,840
Herman Miller, Inc.	39,000	1,177,410
		2,341,250

Construction & Engineering — 1.7%
Fluor Corp.	17,000	1,467,100
Jacobs Engineering Group, Inc. (2)	20,000	1,714,800
		3,181,900

Construction & Farm Machinery — 1.8%
JLG Industries, Inc.	17,000	1,002,830
Joy Global, Inc.	27,000	1,392,120
Terex Corp. (2)	12,000	949,800
		3,344,750

Electrical Equipment — 2.1%
Rockwell Automation, Inc.	37,000	2,522,290
Roper Industries, Inc.	33,000	1,487,310
		4,009,600

(See Notes which are an integral part of the Financial Statements)

February 28, 2006 (Unaudited)

Schedule of Investments

Mid-Cap Growth Fund (continued)

Description	Shares	Value

Common Stocks (continued)

Industrials (continued)

Industrial Conglomerates — 0.8%
Textron, Inc.	17,000	$1,497,870

Industrial Machinery — 1.5%
Harsco Corp.	17,000	1,356,260
ITT Industries, Inc.	28,000	1,470,000
		2,826,260

Railroads — 1.1%
Norfolk Southern Corp.	23,000	1,177,140
Union Pacific Corp.	11,000	974,050
		2,151,190
Total Industrials		25,226,390

Information Technology — 25.8%

Application Software — 1.4%
Fair Isaac Corp.	30,000	1,278,600
Nuance Communications, Inc. (2)	135,000	1,444,500
		2,723,100

Communications Equipment — 2.9%
Comverse Technology, Inc. (1)(2)	73,000	2,099,480
Corning, Inc. (2)	57,000	1,391,370
Powerwave Technologies, Inc. (1)(2)	135,000	1,981,800
		5,472,650

Computer-Network Devices — 2.0%
Electronics for Imaging, Inc. (2)	77,000	2,065,140
Network Appliance, Inc. (1)(2)	50,000	1,658,000
		3,723,140

Consulting & Services — 1.9%
Akamai Technologies, Inc. (2)	77,000	2,040,500
Cognizant Technology Solutions Corp. (2)	27,000	1,555,470
		3,595,970

Data Processing — 3.2%
Alliance Data Systems Corp. (1)(2)	33,000	1,427,580
Ceridian Corp. (2)	57,000	1,474,020
Electronic Data Systems Corp.	52,000	1,388,400
Paychex, Inc.	43,000	1,722,150
		6,012,150

Electronic Components — 0.6%
Amphenol Corp., Class A	25,000	1,255,750

Electronic Manufacturing Services — 1.2%
Jabil Circuit, Inc. (2)	59,000	2,233,150

Equipment Manufacturing — 2.0%
Agilent Technologies, Inc. (2)	70,000	2,520,000
Symbol Technologies, Inc.	110,000	1,278,200
		3,798,200

Financial Software — 1.4%
Transaction Systems Architects, Inc. (2)	78,000	2,602,080

Description	Shares	Value

Common Stocks (continued)

Information Technology (continued)

Internet Software & Services — 0.7%
Webex Communications, Inc. (2)	50,000	$1,394,000

Office Electronics — 0.5%
Zebra Technologies Corp. (2)	20,000	882,800

Semiconductors — 8.0%
Broadcom Corp., Class A (2)	46,500	2,096,685
Freescale Semiconductor, Inc. (2)	33,000	887,370
Intersil Corp. (1)	65,000	1,842,100
Lam Research Corp. (2)	35,000	1,508,500
MEMC Electronic Materials, Inc. (2)	35,000	1,172,150
Microchip Technology, Inc.	34,000	1,196,800
Micron Technology, Inc. (2)	90,000	1,395,900
Microsemi Corp. (2)	62,000	1,906,500
National Semiconductor Corp. (1)	48,000	1,346,400
SiRF Technology Holdings, Inc. (2)	45,000	1,684,350
		15,036,755
Total Information Technology		48,729,745

Materials — 2.3%

Fertilizers & Agricultural Chemicals — 0.8%
Monsanto Co.	17,500	1,467,900

Gold — 1.5%
Anglogold Ashanti Ltd., ADR (1)	18,000	916,560
Bema Gold Corp. (1)(2)	225,000	929,250
Meridian Gold, Inc. (2)	40,000	1,013,600
		2,859,410
Total Materials		4,327,310

Telecommunications — 2.2%

Wireless Telecommunication Services — 2.2%
American Tower Corp. (1)(2)	67,000	2,132,610
NII Holdings, Inc. (2)	40,000	2,048,800
Total Telecommunications		4,181,410

Utilities — 0.0%

Pipelines — 0.0%
Kinder Morgan Management LLC (2)	1	16
Total Utilities		16
Total Common Stocks (identified cost $148,789,403)		180,165,726

Master Limited Partnership — 0.8%
Kayne Anderson MLP Investment Company (1) (identified cost $1,430,446)	55,000	1,398,650

Short-Term Investments — 17.6%

Collateral Pool Investment for Securities on Loan — 15.6% (See Note 2 of the Financial Statements)		29,432,865

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Mid-Cap Growth Fund (continued)

Description	Principal Amount	Value

Short-Term Investments (continued)

Repurchase Agreement — 2.0%
Agreement with Morgan Stanley & Co., Inc., 4.56%, dated 2/28/2006 to be repurchased at $3,866,876 on 3/1/2006, collateralized by U.S. Government Agency Obligations with maturity on 6/16/2006, with a market value of $3,963,318 (at amortized cost)	$3,866,386	$3,866,386
Total Short-Term Investments (identified cost $33,299,251)		33,299,251
Total Investments — 113.8% (identified cost $183,519,100)		214,863,627
Other Assets and Liabilities — (13.8)%		(26,073,144)
Total Net Assets — 100.0%		$188,790,483

Portfolio Sector Allocations*

Sector	Fund
Consumer Discretionary	16.1%
Consumer Staples	1.0%
Energy	9.8%
Financials	8.7%
Healthcare	16.2%
Industrials	13.3%
Information Technology	25.8%
Master Limited Partnership	0.8%
Materials	2.3%
Telecommunications	2.2%
Other Assets & Liabilities	3.8%
Total	100.0%

Small-Cap Growth Fund

Description	Shares	Value

Common Stocks — 92.8%

Consumer Discretionary — 16.3%

Advertising — 2.3%
24/7 Real Media, Inc. (1)(2)	120,000	$1,059,600
Harris Interactive, Inc. (2)	220,000	1,236,400
Marchex, Inc. (1)(2)	90,000	1,974,600
		4,270,600

Auto Parts & Equipment — 1.2%
Keystone Automotive Industries, Inc. (2)	50,000	2,210,000

Automotive Retail — 0.8%
Monro Muffler Brake, Inc.	40,000	1,447,200

Description	Shares	Value

Common Stocks (continued)

Consumer Discretionary (continued)

Casinos & Gaming — 0.8%
Scientific Games Corp. (2)	48,000	$1,467,840

Commercial Services-Printing — 1.8%
American Reprographics Co. (2)	70,000	2,009,000
VistaPrint Ltd. (2)	40,000	1,446,400
		3,455,400

Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions, Inc. (2)	55,000	1,843,050

Home Improvement-Remodeling — 0.9%
Home Solutions of America, Inc. (1)(2)	300,000	1,755,000

Homebuilding — 1.3%
Desarrolladora Homex, ADR (1)(2)	70,000	2,405,900

Housewares — 0.7%
Lifetime Brands, Inc.	60,000	1,354,800

Leisure Facilities — 1.2%
LIFE TIME FITNESS, Inc. (2)	57,000	2,391,720

Leisure Products — 1.3%
SCP Pool Corp.	55,000	2,390,850

Movies & Entertainment — 0.7%
Imax Corp. (1)(2)	155,000	1,410,500

Restaurants — 1.2%
BJ’s Restaurants, Inc. (2)	38,000	964,820
Texas Roadhouse, Inc. (2)	85,000	1,305,600
		2,270,420

Retail-Apparel — 1.1%
Coldwater Creek, Inc. (1)(2)	90,000	2,022,300
Total Consumer Discretionary		30,695,580

Consumer Staples — 1.5%

Drug Retail — 0.5%
Allion Healthcare, Inc. (2)	50,000	827,500

Food & Beverage — 1.0%
Central European Distribution Corp. (1)(2)	45,000	1,885,950
Total Consumer Staples		2,713,450

Energy — 7.9%

Oil & Gas-Drilling — 0.6%
Bronco Drilling Company, Inc. (2)	50,000	1,210,500

Oil & Gas-Exploration and Production — 7.3%
BPZ Energy, Inc. (2)	541,097	1,758,565
Contango Oil & Gas Co. (1)(2)	220,000	2,527,800
Denbury Resources, Inc. (2)	54,000	1,530,900
Encore Acquisition Co. (2)	25,000	766,000
Energy Partners, Ltd. (1)(2)	70,000	1,609,300
Gasco Energy, Inc. (1)(2)	480,000	2,740,800
The Exploration Co. of Delaware (2)	276,900	2,738,541
		13,671,906
Total Energy		14,882,406

(See Notes which are an integral part of the Financial Statements)

February 28, 2006 (Unaudited)

Schedule of Investments

Small-Cap Growth Fund (continued)

Description	Shares	Value

Common Stocks (continued)

Financials — 9.5%

Asset Management — 3.3%
Affiliated Managers Group, Inc. (1)(2)	35,000	$3,445,050
Nuveen Investments	55,000	2,649,350
		6,094,400

Diversified Financial Services — 0.9%
National Financial Partners Corp.	30,000	1,765,500

Insurance — 1.7%
Amerisafe, Inc. (2)	104,000	1,008,800
Assured Guaranty Ltd.	85,000	2,244,000
		3,252,800

Insurance Brokers — 1.1%
U.S.I. Holdings Corp. (1)(2)	140,000	2,007,600

Investment Bank & Brokerage — 0.8%
optionsXpress Holdings, Inc. (1)	50,000	1,539,000

Real Estate Services — 1.7%
CB Richard Ellis Group, Inc. (2)	25,000	1,717,000
Trammell Crow Co. (2)	45,000	1,461,600
		3,178,600
Total Financials		17,837,900

Healthcare — 17.6%

Biotechnology — 3.0%
Illumina, Inc. (1)(2)	62,000	1,576,660
Nektar Therapeutics (1)(2)	66,000	1,380,060
PDL BioPharma, Inc. (1)(2)	45,000	1,408,950
Serologicals Corp. (2)	49,000	1,185,310
		5,550,980

Healthcare-Equipment & Supplies — 5.3%
American Medical Systems Holdings, Inc. (2)	64,000	1,386,880
Hologic, Inc. (2)	29,000	1,387,070
Integra Lifesciences Holdings (2)	29,000	1,155,360
IntraLase Corp. (1)(2)	60,000	1,111,800
Natus Medical, Inc. (2)	133,000	2,654,680
ResMed, Inc. (1)(2)	32,000	1,298,880
SonoSite, Inc. (1)(2)	25,000	1,009,000
		10,003,670

Healthcare-Facilities — 1.8%
Psychiatric Solutions, Inc. (1)(2)	60,000	1,981,800
Sunrise Senior Living, Inc. (1)(2)	38,000	1,347,480
		3,329,280

Healthcare-Managed Care — 1.0%
Wellcare Health Plans, Inc. (1)(2)	46,000	1,791,700

Healthcare-Products — 1.4%
Adeza Biomedical Corp. (2)	61,000	1,354,200
NuVasive, Inc. (2)	72,500	1,340,525
		2,694,725

Healthcare-Services — 2.1%
Gentiva Health Services, Inc. (2)	74,000	1,232,840
Health Grades, Inc. (2)	150,000	879,000

Description	Shares	Value

Common Stocks (continued)

Healthcare (continued)

Healthcare-Services (continued)
Matria Healthcare, Inc. (1)(2)	43,000	$1,860,610
		3,972,450

Healthcare-Software — 0.9%
Emageon, Inc. (1)(2)	99,000	1,737,450

Pharmaceuticals — 2.1%
Cubist Pharmaceuticals, Inc. (2)	48,000	1,061,280
CV Therapeutics, Inc. (1)(2)	52,000	1,399,320
First Horizon Pharmaceutical Corp. (2)	69,000	1,415,880
		3,876,480
Total Healthcare		32,956,735

Industrials — 12.9%

Aerospace & Defense — 4.5%
AAR Corp. (1)(2)	107,000	2,708,170
Aviall, Inc. (2)	39,000	1,487,850
BE Aerospace, Inc. (2)	114,000	2,734,860
Moog, Inc.	43,000	1,443,080
		8,373,960

Construction & Farm Machinery — 0.8%
The Greenbrier Companies, Inc.	40,000	1,511,200

Diversified Commercial & Professional Services — 1.1%
CBIZ, Inc. (2)	275,000	1,996,500

Electrical Components — 1.0%
WESCO International, Inc. (2)	33,000	1,891,560

Electrical Equipment — 0.5%
Color Kinetics, Inc. (1)(2)	60,000	1,048,200

Machinery-Construction/Mining — 1.1%
Joy Global, Inc.	38,000	1,959,280

Rail & Trucking Equipment — 0.9%
Freightcar America, Inc.	25,000	1,762,500

Services-Employment — 1.6%
On Assignment, Inc. (2)	275,000	3,049,750

Transportation Services — 1.4%
Forward Air Corp.	32,000	1,135,360
Hub Group, Inc. (2)	36,000	1,501,200
		2,636,560
Total Industrials		24,229,510

Information Technology — 24.5%

Application Software — 3.8%
Aspen Technology, Inc. (2)	185,000	2,216,300
Kenexa Corp. (2)	100,000	2,672,000
Nuance Communications, Inc. (2)	220,000	2,354,000
		7,242,300

Communications Equipment — 2.9%
Ditech Communications Corp. (2)	175,000	1,804,250
MasTec, Inc. (2)	120,000	1,554,000
Powerwave Technologies, Inc. (2)	137,500	2,018,500
		5,376,750

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Small-Cap Growth Fund (continued)

Description	Shares	Value

Common Stocks (continued)

Information Technology (continued)

Computer Hardware — 1.1%
Rackable Systems, Inc. (2)	52,000	$2,050,360

Computer Network Devices — 1.1%
Electronics for Imaging, Inc. (2)	75,000	2,011,500

Computer Storage & Peripherals — 0.6%
Komag, Inc. (1)(2)	25,000	1,171,000

Consulting & Other Services — 1.7%
Akamai Technologies, Inc. (1)(2)	90,000	2,385,000
Lionbridge Technologies, Inc. (2)	120,000	859,200
		3,244,200

Electronic Equipment Manufacturing — 0.5%
Symbol Technologies, Inc.	80,000	929,600

Financial Software — 3.1%
INVESTools, Inc. (2)	220,000	1,705,000
Online Resources Corp. (2)	110,000	1,397,000
Transaction Systems Architects, Inc. (2)	80,000	2,668,800
		5,770,800

Intellectual Property — 1.1%
Acacia Research Corp. (1)(2)	243,000	2,016,900

Internet Software & Services — 2.2%
HomeStore, Inc. (1)(2)	400,000	2,488,000
The Knot, Inc. (2)	107,000	1,625,330
		4,113,330

Security Software — 0.7%
Vasco Data Security International, Inc. (1)(2)	138,000	1,378,620

Semiconductors — 4.6%
Cirrus Logic, Inc. (2)	200,000	1,518,000
Kulicke and Soffa Industries, Inc. (2)	60,000	672,000
Microsemi Corp. (2)	60,000	1,845,000
Silicon Motion Technology Corp., ADR (2)	115,000	1,657,150
SiRF Technology Holdings, Inc. (2)	45,000	1,684,350
Trident Microsystems, Inc. (1)(2)	45,000	1,257,300
		8,633,800

Software & Services — 1.1%
Neoware, Inc. (1)(2)	86,500	2,121,845
Total Information Technology		46,061,005

Materials — 1.5%

Gold — 1.5%
Bema Gold Corp. (1)(2)	275,000	1,135,750
Kinross Gold Corp. (2)	87,000	800,400
Meridian Gold, Inc. (2)	35,000	886,900
		2,823,050
Total Materials		2,823,050

Description	Shares or Principal Amount	Value

Common Stocks (continued)

Utilities — 1.1%

Gas Utilities — 0.0%
Kinder Morgan Management LLC (2)	1	$30

Water Utilities — 1.1%
PICO Holdings, Inc. (1)(2)	61,000	2,059,970
Total Utilities		2,060,000
Total Common Stocks (identified cost $131,101,681)		174,259,636

Master Limited Partnership — 1.4%
Kayne Anderson MLP Investment Co. (1) (identified cost $2,750,242)	105,978	2,695,021

Short-Term Investments — 32.6%

Collateral Pool Investment for Securities on Loan — 28.1% (See Note 2 of the Financial Statements)		52,851,090

Repurchase Agreement — 4.5%
Agreement with Morgan Stanley & Co., Inc., 4.56% dated 2/28/2006, to be repurchased at $8,480,453 on 3/1/2006, collateralized by a U.S. Government Agency Obligation with a maturity of 6/16/2006, with a market value of $8,690,709 (at amortized cost)	$8,479,378	8,479,378
Total Short-Term Investments (identified cost $61,330,468)		61,330,468
Total Investments — 126.8% (identified cost $195,182,391)		238,285,125
Other Assets and Liabilities — (26.8)%		(50,436,056)
Total Net Assets — 100.0%		$187,849,069

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	16.3%
Consumer Staples	1.5%
Energy	7.9%
Financials	9.5%
Healthcare	17.6%
Industrials	12.9%
Information Technology	24.5%
Master Limited Partnership	1.4%
Materials	1.5%
Utilities	1.1%
Other Assets & Liabilities	5.8%
Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 28, 2006 (Unaudited)

Schedule of Investments

International Stock Fund

Description	Shares	Value

Common Stocks — 96.1%

Australia — 2.0%
Australian Stock Exchange Ltd.	2,838	$68,040
Babcock & Brown Ltd.	13,699	174,815
Caltex Australian Ltd. (1)	58,837	749,424
Leighton Holdings Ltd.	10,816	145,962
News Corp. (1)	114,925	1,961,194
QBE Insurance Group Ltd. (1)	73,959	1,130,897
Rinker Group Ltd.	117,079	1,539,027
Santos Ltd.	188,165	1,584,041
Telstra Corp., Ltd. (1)	164,406	467,972
		7,821,372

Austria — 0.0%
OMV AG (2)	2,978	184,751

Belgium — 0.9%
Dexia	5,892	146,292
Inbev NV (2)	12,388	572,738
KBC GROEP NV	20,600	2,150,715
Option NV (2)	1,439	145,834
Umicore	3,177	451,544
		3,467,123

Brazil — 0.3%
Petroleo Brasileiro SA, ADR	14,800	1,295,592

Canada — 1.2%
EnCana Corp.	63,800	2,638,567
Goldcorp, Inc.	45,900	1,169,260
Husky Energy, Inc.	5,600	342,766
Imperial Oil Ltd.	5,000	482,203
Telus Corp.	8,100	315,034
		4,947,830

China — 0.5%
Aluminum Corp. of China Ltd.	304,000	311,873
China Petroleum & Chemical Corp.	200,000	119,392
PetroChina Co., Ltd.	1,698,000	1,654,381
		2,085,646

Denmark — 0.6%
A.P. Moller — Maersk A/S (2)	251	2,300,208

Finland — 2.2%
Fortum Oyj	118,000	2,852,012
Metso Corp.	8,700	320,770
Nokia Oyj (1)	138,450	2,574,523
Sampo Oyj, Class A (1)	144,900	2,902,700
		8,650,005

France — 7.2%
Air France — KLM	23,739	549,247
Alstom (2)	33,800	2,885,158
AXA SA (1)	50,541	1,787,276
BNP Paribas SA (1)	93,637	8,665,697
Credit Agricole SA (1)	17,885	653,176
Lafarge SA (2)	23,600	2,465,106
L’Oreal SA (1)(2)	31,438	2,780,144
Sanofi-Aventis (1)	25,150	2,137,682
Schneider Electric SA (1)	20,950	2,139,552
Societe Television Francaise (1)(2)	68,900	2,075,016
Total SA	1,210	303,943
Vallourec SA	1,407	1,100,936

Description	Shares	Value

Common Stocks (continued)

France (continued)
Vivendi Universal SA (2)	33,082	$997,478
		28,540,411

Germany — 7.7%
Adidas-Salomon AG	1,808	353,394
Allianz AG (1)(2)	69,545	11,223,666
Bayerische Motoren Werke AG (1)(2)	62,143	2,987,422
Commerzbank AG	94,000	3,421,323
Continental AG (1)	12,262	1,254,564
Deutsche Lufthansa AG	27,535	454,504
Deutsche Telekom AG (1)(2)	124,150	1,959,024
Fresenius AG, Pfd	7,900	1,266,195
Fresenius Medical Care AG (1)	3,300	354,672
MAN AG	44,407	2,796,333
Metro AG (1)	51,400	2,732,572
Porsche AG, Pfd	905	761,971
Puma AG	609	218,982
Salzgitter AG	10,291	704,755
Solarworld AG	911	237,676
		30,727,053

Greece — 0.7%
OPAP SA	71,800	2,727,115

Hong Kong — 2.7%
ASM Pacific Technology Ltd.	34,000	189,178
Cheung Kong Ltd.	147,000	1,542,309
CNPC Hong Kong Ltd. (2)	240,000	71,567
China Mobile Ltd.	403,500	1,951,080
China Netcom Group Corp., Ltd. (2)	101,000	180,261
Hong Kong Exchanges & Clearing Ltd.	34,000	173,829
Hutchison Whampoa Ltd.	347,000	3,283,738
Shangri-La Asia Ltd.	98,000	156,589
Solomon Systech International Ltd.	228,000	106,531
Sun Hung Kai Properties	263,500	2,735,318
Television Broadcasts Ltd.	18,000	100,493
		10,490,893

Indonesia — 0.8%
PT Gudang Garam Tbk	1,075,934	1,282,686
PT Telekomunikasi Indonesia Tbk (2)	3,014,750	2,022,938
		3,305,624

Ireland — 0.6%
Irish Life & Permanent PLC	116,850	2,567,550

Italy — 3.0%
Assicurazioni Generali SpA (2)	72,267	2,596,026
Eni SpA (1)	30,784	882,029
Marzotto SpA (2)	5,633	23,966
Mediobanca SpA (1)	130,091	2,714,548
Saipem SpA	117,223	2,505,024
Fondiaria-Sai SpA (2)	7,058	281,707
UniCredito Italiano SpA (1)(2)	408,295	2,966,253
		11,969,553

Japan — 23.8%
ADVANTEST Corp.	8,400	954,444
AISIN SEIKI Co., Ltd.	13,800	488,958
Credit Saison Co., Ltd.	56,000	2,652,795
Daito Trust Construction Co., Ltd. (2)	10,300	483,420

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

International Stock Fund (continued)

Description	Shares	Value

Common Stocks (continued)

Japan (continued)
Denso Corp.	14,400	$525,199
Don Quijote Co., Ltd.	23,200	1,759,400
Fujikura Ltd.	22,000	244,568
Haseko Corp. (1)(2)	1,009,500	3,531,790
Hikari Tsushin, Inc. (1)	19,700	1,353,984
Hitachi High-Technologies Corp.	19,800	515,599
Jupiter Telecommunications Co., Ltd. (2)	2,577	1,730,133
KDDI Corp.	877	4,506,119
Kenwood Corp.	39,000	83,667
Keyence Corp.	9,500	2,590,627
Komeri Co., Ltd.	59,300	2,190,988
Lawson, Inc.	9,700	361,851
Makita Corp.	23,600	686,218
Marubeni Corp.	177,000	879,172
Matsumotokiyoshi Co., Ltd.	28,200	777,332
Mazda Motor Corp.	32,000	183,006
Mitsubishi Corp. (2)	351,100	8,138,144
Mitsubishi Tokyo Financial Group, Inc.	214	3,274,402
Mitsui O.S.K. Lines Ltd. (1)	730,000	5,322,444
Mizuho Financial Group, Inc.	1,049	8,356,027
NGK Spark Plug Co., Ltd.	5,000	112,928
Nikon Corp.	16,000	272,438
Nintendo Co., Ltd.	10,660	1,575,380
Nippon Electric Glass Co., Ltd.	75,972	1,828,801
Nippon Television Network Corp. (1)	11,520	1,682,703
Nippon Yusen Kabushiki Kaisha	82,000	533,982
Nipponkoa Insurance Co.	201,000	1,814,226
Nissan Motor Co., Ltd.	268,000	3,090,445
Nitori Co., Ltd.	47,300	2,311,234
NTT DoCoMo, Inc.	1,605	2,384,211
Santen Pharmaceutical Co., Ltd.	3,400	79,551
Seven & I Holdings Co., Ltd.	43,040	1,751,499
Shinko Electric Industries Co., Ltd. (2)	1,100	80,333
Sony Corp.	141,600	6,605,393
Sumikin Bussan Corp.	26,000	109,712
Sumitomo Metal Industries, Ltd.	400,000	1,775,308
Suzuki Motor Corp. Ltd.	230,300	4,567,394
Takeda Pharmaceutical Co., Ltd.	6,300	352,149
Tokyo Electron Ltd.	36,900	2,461,577
USS Co., Ltd.	29,340	1,933,859
Yamada Denki Co., Ltd.	69,200	7,404,052
Yamaha Motor Co., Ltd.	15,900	362,674
		94,680,136

Malaysia — 0.4%
Digi.com Berhad (2)	94,200	222,124
Genting Berhad	7,900	50,774
Resorts World Berhad	374,805	1,310,782
Shell Refining Co., Berhad	19,800	52,546
Telekom Malaysia Berhad	34,000	90,528
		1,726,754

Netherlands — 4.7%
Aegon NV (1)	417,171	6,874,210
Euronext NV (2)	3,544	221,998
Fortis	31,700	1,133,314
Heineken NV	7,572	284,966
ING Groep NV	134,739	5,063,679
Nutreco Holding NV	3,508	206,222
Royal Dutch Shell PLC, Class A	106,799	3,217,452

Description	Shares	Value

Common Stocks (continued)

Netherlands (continued)
TNT NV	20,971	$682,383
TomTom NV (1)(2)	27,449	846,437
		18,530,661

New Zealand — 0.0%
Fletcher Building Ltd.	5,933	30,944

Norway — 2.9%
Fjord Seafood ASA	92,000	91,731
Norsk Hydro ASA (1)(2)	45,900	5,377,760
Statoil ASA (1)	240,700	6,152,889
		11,622,380

Russian Federation — 0.2%
GMK Norilsk Nickel, ADR	6,400	825,600
LUKOIL, ADR	1,300	103,695
		929,295

Singapore — 0.7%
Chartered Semiconductor Manufacturing Ltd. (2)	975,000	803,360
MobileOne Ltd.	49,000	66,376
Singapore Telecommunications Ltd. (2)	1,052,950	1,700,733
StarHub Ltd.	51,000	68,378
STX Pan Ocean Co., Ltd. (2)	137,000	80,334
United Test and Assembly Center Ltd. (2)	101,000	55,767
		2,774,948

South Korea — 1.1%
Kookmin Bank, ADR	17,700	1,340,775
Samsung Electronics Co., Ltd.	3,180	2,228,661
Shinhan Financial Group Co., Ltd.	16,467	648,301
		4,217,737

Spain — 3.0%
ACS SA	93,402	3,483,282
Banco de Sabadell SA	9,469	285,357
Banco Santander Central Hispano SA	565,448	8,256,844
		12,025,483

Sweden — 1.5%
ForeningsSparbanken AB (1)	41,100	1,095,786
JM AB	6,000	334,229
Lindex AB (2)	3,800	43,687
Nordea Bank AB (1)	110,500	1,249,654
Skandinaviska Enskilda Banken AB, Class A (1)	32,400	716,243
Telefonaktiebolaget LM Ericsson, Class B (1)	697,017	2,376,778
		5,816,377

Switzerland — 7.4%
ABB Ltd. (2)	208,537	2,491,043
Compagnie Financiere Richemont AG, Class A	40,726	1,774,070
Credit Suisse Group (1)	78,582	4,350,108
Julius Baer Holding Ltd., AG	28,320	2,433,364
Nestle SA	15,200	4,467,527
Novartis AG-REG (1)	46,464	2,477,890
Phonak Holding AG (2)	1,655	79,932
Roche Holding AG	2,321	342,874
Swatch Group AG	18,398	2,985,945
Syngenta AG (2)	420	58,118

(See Notes which are an integral part of the Financial Statements)

February 28, 2006 (Unaudited)

Schedule of Investments

International Stock Fund (continued)

Description	Shares	Value

Common Stocks (continued)

Switzerland (continued)
UBS AG (1)	20,940	$2,219,911
Zurich Financial Services AG (2)	23,705	5,599,119
		29,279,901

Taiwan — 1.6%
Chi Mei Optoelectronics Corp.	775,000	1,178,644
Compal Electronics (2)	1,482,000	1,380,698
Hon Hai Precision Industry Co., Ltd.	279,022	1,762,447
Taiwan Semiconductor Manufacturing Co., Ltd. (2)	1,120,945	2,088,936
		6,410,725

Thailand — 0.4%
Bangkok Bank PCL	414,800	1,341,234
Siam Cement PCL	46,608	315,498
		1,656,732

Turkey — 1.7%
Dogan Sirketler Grubu Holding AS (2)	406,338	2,153,343
Eregli Demir ve Celik Fabrikalari AS (2)	107,659	726,503
Haci Omer Sabanci Holding AS	30,674	241,691
Koc Holding AS	172,544	1,046,224
Petkim Petrokimya Holding AS (2)	36,395	202,656
Tofas Turk Otomobil Fabrikasi AS (2)	62,222	206,556
Tupras-Turkiye Petrol Rafinerileri AS (2)	44,668	855,420
Turkcell Iletisim Hizmetleri AS (2)	51,019	368,214
Turkiye Garanti Bankasi AS (2)	129,685	584,851
Turkiye Is Bankasi	19,393	183,459
Vestel Elektronik Sanayi ve Ticaret AS (2)	23,444	102,155
		6,671,072

United Kingdom — 16.3%
Amvescap PLC	219,150	2,069,884
Antofagasta PLC	64,220	2,312,955
ARM Holdings PLC	897,400	2,154,207
Ashtead Group PLC (2)	51,617	197,166
AstraZeneca PLC	150,281	6,943,450
AWG PLC	31,618	614,264
BHP Billiton PLC	416,819	7,034,056
British American Tobacco PLC	226,906	5,414,942
British Sky Broadcasting Group PLC	283,100	2,502,298
Compass Group PLC	339,859	1,294,330
Diageo PLC	187,950	2,887,432
HSBC Holdings PLC	487,216	8,336,448
Kingfisher PLC	521,600	2,088,182
London Stock Exchange PLC	10,158	152,181
Marks & Spencer Group PLC	77,432	704,018
Misys PLC	434,900	1,791,290
National Grid PLC	207,682	2,185,095
NETeller PLC (2)	57,597	759,476
Next PLC	16,789	483,998
Reuters Group PLC	328,700	2,189,962
Royal Bank of Scotland Group PLC	80,150	2,682,518

Description	Shares or Principal Value	Value

Common Stocks (continued)

United Kingdom (continued)
Smiths Group PLC	156,700	$2,579,692
Standard Chartered PLC	178,124	4,652,071
Vodafone Group PLC	1,478,700	2,825,843
		64,855,758

Venezuela — 0.0%
Compania Anonima Nacional Telefonos de Venezuela, ADR	3,500	60,620
Total Common Stocks (identified cost $324,855,738)		382,370,249

Purchased Put Option — 0.0%
Syngenta AG, 5/23/06 Strike Price $234.00	410	506

Short-Term Investments — 25.7%

Collateral Pool Investment for Securities on Loan — 23.3% (See Note 2 of the Financial Statements)		92,655,140

Repurchase Agreement — 2.4%
Agreement with IBT Corp., 3.90%, dated 2/28/2006, to be repurchased at $9,503,844 on 3/1/2006, collateralized by various U.S. Government Agency Obligations with various maturities to 8/1/2035, with a market value of $9,932,115 (at amortized cost)	$9,502,814	9,502,814
Total Short-Term Investments — 25.7% (identified cost $102,157,954)		102,157,954
Total Investments — 121.8% (identified cost $427,013,692)		484,528,709
Other Assets and Liabilities — (21.8)%		(86,868,649)
Total Net Assets — 100.0%		$397,660,060

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

International Stock Fund (continued)

Industry Division

Industry	Market Value	% of Total Net Assets
Airlines	$1,003,751	0.3%
Apparel	596,342	0.1
Automobiles	14,178,444	3.6
Beverages	3,745,136	0.9
Chemicals	1,526,968	0.4
Commercial Banks	55,589,355	14.0
Commercial Services	197,166	0.0
Computers	1,380,698	0.3
Construction Materials	4,350,576	1.1
Cosmetics	2,780,144	0.7
Distribution/Wholesale	9,642,627	2.4
Diversified Financial Services	21,676,134	5.5
Diversified Holding Companies	15,061,950	3.8
Diversified Manufacturing	2,852,130	0.7
Electronics	15,458,701	3.9
Energy	237,676	0.1
Engineering & Construction	9,986,306	2.5
Entertainment	4,037,897	1.0
Food & Staple Retailing	8,792,382	2.2
Healthcare Products & Services	434,604	0.1
Home Furnishings	6,791,215	1.7
Insurance	36,370,805	9.1
Leisure Time	362,674	0.1
Lodging	207,363	0.1
Machinery	6,688,479	1.7
Media	13,239,278	3.3
Metals & Mining	16,412,789	4.1
Oil & Gas	31,425,455	7.9
Pharmaceuticals	12,333,596	3.1
Real Estate	4,761,047	1.2
Retail	28,145,496	7.1
Semiconductor Equipment & Products	10,168,550	2.5
Software	2,637,727	0.7
Telecommunications	23,066,051	5.8
Tobacco	6,697,628	1.7
Transportation	8,385,369	2.1
Utilities	1,148,246	0.3
Total Common Stocks	382,370,755	96.1
Collateral Pool Investment for Securities on Loan	92,655,140	23.3
Repurchase Agreement	9,502,814	2.4
Total Investments	484,528,709	121.8
Other Assets & Liabilities	(86,868,649)	(21.8)
Total Net Assets	$397,660,060	100.0%

Government Income Fund

Description	Principal Amount	Value

Asset-Backed Securities — 2.0%
Green Tree Home Equity Loan Trust 1998-B, Class B1, 7.810%, 11/15/2029	$5,098,458	$5,093,594
GSR Mortgage Loan Trust 2005-5F, Class 2A8, 5.500%, 6/25/2035	6,000,000	5,839,764
Total Asset-Backed Securities (identified cost $10,966,279)		10,933,358

Collateralized Mortgage Obligations — 13.2%
Chase Mortgage Finance Corp., 5.500%, 5/25/2035 (Series 2005-S1-1A7)	5,000,000	4,733,325
Countrywide Home Loans, 5.750%, 3/25/2033 (Series 2003-J1-1A8)	1,975,000	1,968,054
Federal Home Loan Mortgage Corp., 4.840%, 8/25/2031, REMIC (Series T-32-A1) (4)	1,766,784	1,776,216
Federal Home Loan Mortgage Corp., 5.000%, 10/15/2029, REMIC (Series 2745-AY)	5,000,000	4,875,630
Federal Home Loan Mortgage Corp., 5.000%, 10/15/2034, REMIC (Series 2876-DQ)	756,405	743,658
Federal Home Loan Mortgage Corp., 5.000%, 4/15/2035, REMIC (Series 2963-ED)	3,901,339	3,742,347
Federal Home Loan Mortgage Corp., 5.500%, 10/15/2035, REMIC (Series 3058-WC)	5,140,882	5,150,701
Federal Home Loan Mortgage Corp., 6.500%, 10/15/2016, REMIC (Series 1702-PK)	4,320,164	4,346,249
Federal National Mortgage Association, 4.000%, 10/25/2032, REMIC (Series 2003-28-GA)	591,472	557,972
Federal National Mortgage Association, 4.830%, 1/25/2031, REMIC (Series 2001-25-FA) (4)	3,285,521	3,291,991
Federal National Mortgage Association, 5.000%, 10/25/2016, REMIC (Series 2003-16-PD)	5,000,000	4,951,400
Federal National Mortgage Association, 5.000%, 10/15/2031, REMIC (Series 2543-LN)	5,091,854	5,017,941
Federal National Mortgage Association, 5.000%, 5/15/2033, REMIC (Series 2791-BL)	2,853,720	2,791,121
Federal National Mortgage Association, 5.500%, 11/25/2035, REMIC (Series 2005-100-DA) (1)	2,735,304	2,728,515
Government National Mortgage Association, 4.500%, 11/16/2028, REMIC (Series 2003-77-TE)	806,763	804,341

(See Notes which are an integral part of the Financial Statements)

February 28, 2006 (Unaudited)

Schedule of Investments

Government Income Fund (continued)

Description	Principal Amount	Value

Collateralized Mortgage Obligations (continued)
Master Asset Securitization Trust, 5.000%, 3/25/2034, REMIC (Series 2004-3-4A5)	$15,215,000	$14,815,332
Residential Accredit Loans, Inc., 4.000%, 7/25/2033 (Series 2003-QR24-A5)	2,023,520	2,000,854
Structured Asset Securities Corporation, 4.910%, 8/25/2034 (Series 2004-16XS-A2)	2,997,939	2,987,665
Structured Asset Securities Corporation, 5.250%, 8/25/2033 (Series 2003-21-2A2)	3,572,988	3,448,069
Washington Mutual, 3.530%, 10/25/2033, REMIC (Series 2003-AR10-A3A)	443,993	442,564
Total Collateralized Mortgage Obligations (identified cost $72,142,298)		71,173,945

Corporate Bonds & Notes — 3.7%
CIT Group, Inc. FRN, 4.980%, 11/3/2010 (4)	5,000,000	5,009,925
DaimlerChrysler North America Holding Corp. FRN, 4.700%, 3/7/2007 (4)	3,000,000	3,002,436
HSB Capital I FRN, 5.510%, 7/15/2027 (4)	3,000,000	3,002,850
SLM Corp. FRN, 4.691%, 9/15/2006 (4)	4,000,000	4,006,372
SLM Corp. FRN, 4.763%, 7/27/2009 (4)	5,000,000	4,998,445
Total Corporate Bonds & Notes (identified cost $19,968,950)		20,020,028

Mortgage-Backed Securities — 51.6%

Federal Home Loan Mortgage Corporation — 6.5%
5.000%, 8/1/2014	4,344,547	4,302,023
5.000%, 10/1/2033 (1)	4,002,716	3,894,526
5.000%, 3/1/2036 (6)	20,000,000	19,381,240
5.500%, 11/1/2018	5,238,009	5,262,979
6.500%, 9/1/2016	330,500	338,785
7.000%, 11/1/2009	258,161	261,343
7.500%, 9/1/2013	129,867	136,808
7.500%, 4/1/2024	336,543	353,461
7.500%, 4/1/2027	198,344	208,170
8.000%, 8/1/2030	268,424	286,993
8.500%, 9/1/2024	186,098	201,400
9.000%, 6/1/2019	369,018	398,772
9.500%, 2/1/2025	272,877	299,450
		35,325,950

Federal National Mortgage Association — 41.2%
5.000%, 5/1/2018 (1)	3,224,583	3,188,767
5.000%, 3/1/2021 (6)	6,000,000	5,921,250
5.000%, 7/1/2035 (1)	5,745,191	5,584,315
5.000%, 3/1/2036 (6)	35,000,000	34,004,670
5.500%, 1/1/2023 (1)	3,485,838	3,486,542

Description	Principal Amount	Value

Mortgage-Backed Securities (continued)

Federal National Mortgage Association (continued)
5.500%, 10/1/2024	$3,987,433	$3,985,575
5.500%, 2/1/2033	2,154,867	2,140,050
5.500%, 6/1/2035 (1)	7,115,015	7,053,634
5.500%, 3/1/2036 (6)	80,000,000	79,275,040
6.000%, 9/1/2013	1,529,457	1,559,359
6.000%, 10/1/2016	905,338	923,520
6.000%, 3/1/2036 (6)	60,000,000	60,562,500
6.500%, 9/1/2016	544,480	559,474
6.500%, 9/1/2016	1,061,039	1,090,258
6.500%, 8/1/2030 (1)	5,644,739	5,805,235
6.500%, 12/1/2031	348,463	357,763
7.000%, 12/1/2010	442,329	447,235
7.000%, 3/1/2029	497,393	515,874
7.000%, 7/1/2029	1,408,991	1,461,344
7.000%, 2/1/2030	1,126,396	1,168,248
7.500%, 12/1/2009	968,382	991,757
7.500%, 10/1/2030	228,646	239,513
8.000%, 10/1/2028	1,587,739	1,695,899
8.000%, 4/1/2030	422,953	452,047
		222,469,869

Government National Mortgage Association — 3.9%
5.000%, 4/15/2034	2,686,586	2,647,717
5.500%, 9/15/2033 (1)	6,821,853	6,850,655
6.000%, 12/20/2033 (1)	7,791,217	7,933,492
6.500%, 9/15/2032 (1)	1,451,368	1,514,106
7.000%, 6/15/2029	582,601	609,063
7.000%, 8/15/2031	344,430	360,045
8.500%, 6/15/2010	363,106	378,576
9.000%, 11/15/2009	598,513	617,533
9.000%, 1/15/2010	194,650	202,119
9.500%, 10/15/2024	125,212	137,975
		21,251,281
Total Mortgage-Backed Securities (identified cost $278,779,381)		279,047,100

U.S. Treasury Bonds & Notes — 46.0%
2.000%, 5/15/2006	25,000,000	24,873,050
2.375%, 8/31/2006	25,000,000	24,717,775
2.750%, 7/31/2006	25,000,000	24,807,625
3.875%, 9/15/2010 (1)	20,000,000	19,394,540
4.000%, 8/31/2007 (1)	10,000,000	9,901,570
4.000%, 4/15/2010 (1)	10,000,000	9,762,900
4.375%, 1/31/2008 (1)	25,000,000	24,863,300
4.375%, 11/15/2008 (1)	20,000,000	19,858,600
4.375%, 12/15/2010 (1)	30,000,000	29,691,810
7.000%, 7/15/2006	60,000,000	60,513,300
Total U.S. Treasury Bonds & Notes (identified cost $249,343,021)		248,384,470
Total Investments in Securities — 116.5% (identified cost $631,199,929)		629,558,901

Short-Term Investments — 46.1%

Collateral Pool Investments for Securities on Loan — 35.7% (See Note 2 of the Financial Statements)		192,965,297

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Government Income Fund (continued)

Description	Principal Amount	Value

Short-Term Investments (continued)

Repurchase Agreement — 10.4%
Agreement with Morgan Stanley & Co., Inc., 4.56% dated 2/28/2006, to be repurchased at $55,911,694 on 3/1/2006, collateralized by U.S. Government Agency Obligations with various maturities to 6/16/2006, with a market value of $57,190,022 (at amortized cost)	$55,904,613	$55,904,613
Total Short-Term Investments (identified cost $248,869,910)		248,869,910
Total Investments — 162.6% (identified cost $880,069,839)		878,428,811
Other Assets and Liabilities — (62.6)%		(338,176,193)
Total Net Assets — 100.0%		$540,252,618

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	2.0%
Collateralized Mortgage Obligations	13.2%
Corporate Bonds & Notes	3.7%
Mortgage-Backed Securities	51.6%
U.S. Treasury Bonds & Notes	46.0%
Other Assets & Liabilities	(16.5)%
Total	100.0%

Intermediate Bond Fund

Description	Principal Amount	Value

Asset-Backed Securities — 2.2%
Citibank Credit Card Issuance Trust 2002-A1, Class A1, 4.950%, 2/9/2009	$6,000,000	$5,997,786
Green Tree Home Improvement Loan Trust 1998-B, Class HEB1, 7.810%, 11/15/2029	5,948,201	5,942,526
Structured Asset Securities Corp. Trust 2004-16XS, Class A2, 4.910%, 8/25/2034 (4)	2,997,939	2,987,665
Total Asset-Backed Securities (identified cost $14,948,409)		14,927,977

Collateralized Mortgage Obligations — 6.2%
CS First Boston Mortgage Securities Corp. 2003-11, Class 1A3, 4.500%, 6/25/2033	2,914,040	2,869,781

Description	Principal Amount	Value

Collateralized Mortgage Obligations (continued)
Federal Home Loan Mortgage Corp., Class AY, (Series 2745), 5.000%, 10/15/2029	$605,000	$589,951
Federal Home Loan Mortgage Corp., Class WC, 5.500%, 7/15/2032 (1)	10,000,000	9,890,250
Federal Home Loan Mortgage Corp., Class WC, (Series 3058), 5.500%, 10/15/2035	5,997,695	6,009,151
Federal National Mortgage Association, Pass-Thru, 15-year, 5.500%, 11/1/2018 (1)	11,547,516	11,609,930
Federal National Mortgage Association, Pass-Thru, 30-year, 5.500%, 11/25/2035 (1)	2,735,304	2,728,515
Federal National Mortgage Association, Pass-Thru, 30-year, 6.500%, 10/1/2031	769,411	789,945
Federal National Mortgage Association, Pass-Thru, 15-year, 7.000%, 12/1/2015	831,304	857,886
GSR Mortgage Loan Trust 2005-5F, Class 2AB, 5.500%, 6/25/2035	4,000,000	3,893,176
Prudential Home Mortgage Securities 1993-H, Class 2B, (Series 144A), 6.980%, 9/28/2008 (4)(7)(8)	52,287	51,999
Residential Accredit Loans, Inc., Class A5, (Series 2003-QR24), 4.000%, 7/25/2033	2,023,520	2,000,854
Total Collateralized Mortgage Obligations (identified cost $41,800,431)		41,291,438

Corporate Bonds & Notes — 55.1%

Aerospace/Defense — 0.6%
BAE Systems Holdings, Inc., Note, (Series 144A), 4.750%, 8/15/2010 (7)(8)	2,000,000	1,948,738
United Technologies Corp., Note, 4.375%, 5/1/2010 (1)	2,000,000	1,951,610
		3,900,348

Automotive & Related — 2.0%
DaimlerChrysler North America Holding Corp., Company Guarantee, 4.700%, 3/7/2007 (4)	4,000,000	4,003,248
Ford Motor Credit Co., Senior Note, 4.950%, 1/15/2008	5,000,000	4,608,130
General Motors Acceptance Corp., Note, 6.875%, 8/28/2012	5,000,000	4,460,585
		13,071,963

Banks — 6.6%
Bank of America Corp., Sr. Unsecured Note, 4.780%, 8/2/2010 (1)(4)	7,000,000	7,011,060
Citicorp, Sub. Note, (Series MTNF), 6.375%, 11/15/2008	7,000,000	7,228,830

(See Notes which are an integral part of the Financial Statements)

February 28, 2006 (Unaudited)

Schedule of Investments

Intermediate Bond Fund (continued)

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banks (continued)
NationsBank Corp., Sub. Note, 7.800%, 9/15/2016	$2,000,000	$2,372,592
UBS Preferred Funding Trust, Bond, 8.622%, 10/29/2049	7,000,000	7,901,698
US Bank NA, Sr. Note, (Series BKNT), 4.400%, 8/15/2008	10,000,000	9,842,790
Wachovia Corp., Note, 4.710%, 10/28/2008 (4)	5,000,000	5,004,565
World Savings Bank FSB, Sr. Note, (Series BKN1), 4.545%, 3/2/2009 (4)	5,000,000	5,010,360
		44,371,895

Beverages & Foods — 2.3%
General Mills, Inc., Note, 3.875%, 11/30/2007	5,000,000	4,888,310
Kraft Foods, Inc., Note, 5.250%, 6/1/2007	5,000,000	4,998,575
Kroger Co., 8.050%, 2/1/2010	5,000,000	5,427,510
		15,314,395

Broker/Dealers — 6.7%
Credit Suisse, London, Sub. Note, (Series 144A), 7.900%, 5/29/2049 (7)(8)	5,000,000	5,142,935
Goldman Sachs Group, Inc., Note, 4.500%, 6/15/2010	6,000,000	5,834,154
Goldman Sachs Group, Inc., Note, 4.819%, 6/28/2010 (4)	10,000,000	10,000,000
Goldman Sachs Group, Inc., Note, 5.000%, 10/1/2014	3,000,000	2,913,807
Merrill Lynch & Co., Sr. Note, (Series MTNC), 3.000%, 4/30/2007	7,000,000	6,815,109
Merrill Lynch & Co., Note, (Series MTNC), 4.930%, 2/5/2010 (4)	7,000,000	7,000,000
Morgan Stanley, Sr. Note, (Series MTNF), 4.725%, 1/18/2008 (4)	7,000,000	7,012,502
		44,718,507

Construction Equipment — 0.6%
CRH America, Inc., Note, 6.950%, 3/15/2012	4,000,000	4,301,796

Corporate-Other — 0.8%
Core Investment Grade Trust, Pass-Thru Certificate, 4.659%, 11/30/2007 (4)	5,451,853	5,353,747

Domestic & International Oil — 0.4%
Occidental Petroleum Corp., Note, 4.000%, 11/30/2007	2,500,000	2,452,333

Electrical Equipment — 0.7%
General Electric Co., Note, 5.000%, 2/1/2013	5,000,000	4,955,605

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Financial Services — 15.2%
American General Finance Corp., Note, (Series G), 4.500%, 11/15/2007 (1)	$5,000,000	$4,953,930
American General Finance Corp., Note, (Series G), 5.375%, 10/1/2012	2,500,000	2,491,187
Countrywide Home Loans, Global Bond, 2.875%, 2/15/2007	5,000,000	4,887,260
General Electric Capital Corp., Note, 4.480%, 3/4/2008 (4)	4,000,000	4,004,484
General Electric Capital Corp., Note, (Series MTNA), 6.125%, 2/22/2011	5,000,000	5,204,280
Household Finance Corp., Note, 5.000%, 6/30/2015	5,000,000	4,825,610
Household Finance Corp., Sr. Unsub., 5.030%, 11/16/2009 (4)	6,000,000	6,020,988
John Deere Capital Corp., Note, (Series MTND), 4.400%, 7/15/2009	6,000,000	5,859,042
JPMorgan Chase & Co., Note, 4.600%, 1/17/2011 (1)	5,000,000	4,874,710
JPMorgan Chase & Co., Note, 4.770%, 1/17/2011 (1)(4)	10,000,000	10,015,870
MBNA Capital B, Jr. Sub. Note, (Series B), 5.480%, 2/1/2027 (4)	3,000,000	2,962,809
Morgan Stanley, Convertible, 5.375%, 12/30/2011	5,000,000	4,975,110
National Rural Utilities Cooperative Finance Corp., Collateral Trust, 3.875%, 2/15/2008	4,000,000	3,907,228
Residential Capital Corp., Unsecured, 5.896%, 6/29/2007 (1)(4)	7,000,000	7,048,174
Residential Capital Corp., Company Guarantee, 6.000%, 2/22/2011	5,000,000	4,973,345
SLM Corp., Note, (Series MTNA), 4.691%, 9/15/2006 (4)	5,000,000	5,007,965
SLM Corp., Note, (Series MTNA), 4.763%, 7/27/2009 (4)	15,000,000	14,995,335
SLM Corp., Note, (Series MTNA), 5.625%, 4/10/2007	5,000,000	5,017,420
		102,024,747

Healthcare Providers & Services — 1.2%
United Healthcare Group, Unsecured, 4.920%, 3/2/2009 (4)	8,000,000	8,004,376

Home Builders — 1.9%
Centex Corp., Note, (Series MTN), 4.930%, 8/1/2007 (4)	8,000,000	8,002,696
MDC Holdings, Inc., Sr. Note, 5.375%, 7/1/2015	5,000,000	4,602,435
		12,605,131

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Bond Fund (continued)

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Insurance — 5.6%
AIG, Inc., (Series 144A), 5.050%, 10/1/2015 (1)(7)(8)	$5,000,000	$4,855,395
AIG SunAmerica Global Financial, Bond, (Series 144A), 5.850%, 8/1/2008 (7)(8)	7,000,000	7,102,522
Berkshire Hathaway Finance Corp., Company Guarantee, 4.750%, 5/15/2012 (1)	4,000,000	3,898,116
GE Global Insurance Holding, Note, 7.500%, 6/15/2010	4,825,000	5,216,935
HSB Capital I, Company Guarantee, (Series B), 5.510%, 7/15/2027 (4)	4,000,000	4,003,800
Protective Life Corp., Unsecured Note, 4.000%, 4/1/2011	8,000,000	7,550,208
Prudential Funding Corp., Note, (Series MTN), (Series 144A), 6.600%, 5/15/2008 (7)(8)	5,000,000	5,146,140
		37,773,116

Leasing — 0.3%
International Lease Finance Corp., Note, 4.500%, 5/1/2008	2,000,000	1,971,454

Media — 2.5%
AOL Time Warner, Inc., Note, 6.125%, 4/15/2006	4,000,000	4,004,440
Comcast Corp., Company Guarantee, 4.950%, 6/15/2016 (1)	6,000,000	5,616,546
Comcast Corp., Company Guarantee, 5.900%, 3/15/2016	4,000,000	3,994,480
Comcast Corp., Note, 6.750%, 1/30/2011	3,000,000	3,151,845
		16,767,311

Metals & Mining — 0.7%
BHP Billiton Finance, Company Guarantee, 5.250%, 12/15/2015	5,000,000	4,971,360

Publishing — 0.4%
Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	2,500,000	2,510,048

Real Estate Investment Trusts Diversified — 0.6%
Vornado Realty Trust, Bond, 5.625%, 6/15/2007	4,000,000	4,001,560

Short-Term Business Credit — 2.2%
CIT Group, Inc., Sr. Note, 3.650%, 11/23/2007	5,000,000	4,880,360
CIT Group, Inc., Sr. Note, 4.980%, 11/3/2010 (4)	10,000,000	10,019,850
		14,900,210

Telecommunications — 3.1%
BellSouth Corp., Note, 4.750%, 11/15/2012 (1)	3,000,000	2,907,405
Intelsat, Ltd., Sr. Note, 5.250%, 11/1/2008	2,000,000	1,900,000

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Telecommunications (continued)
Telecom Italia Capital, Company Guarantee, 5.250%, 11/15/2013	$5,000,000	$4,836,115
Telecom Italia Capital, Note, 5.160%, 2/1/2011 (4)	3,000,000	3,021,777
Telecom Italia Capital, Note, 5.250%, 10/1/2015	4,000,000	3,827,968
Verizon Global Funding, Note, 4.900%, 9/15/2015 (1)	1,000,000	955,804
Verizon Global Funding, Note, 7.375%, 9/1/2012	3,000,000	3,310,248
		20,759,317

Transportation — 0.7%
Systems 2001 Asset Trust, Pass- Thru Certificate, (Series 144A), 6.664%, 9/15/2013 (7)(8)	4,346,976	4,613,728
Total Corporate Bonds & Notes (identified cost $373,460,605)		369,342,947

Government Agencies — 0.7%

Federal Home Loan Bank — 0.7%
5.430%, 11/17/2008 (1)	5,000,000	5,071,265
Total Government Agencies (identified cost $4,972,550)		5,071,265

Mortgage-Backed Securities — 9.6%

Federal Home Loan Mortgage Corporation — 0.1%
7.500%, 2/1/2031	551,972	578,277
7.500%, 6/1/2031	165,607	173,469
		751,746

Federal National Mortgage Association — 9.4%
5.000%, 7/1/2035 (1)	2,831,395	2,752,110
5.500%, 12/15/2035 (6)	20,000,000	19,818,760
6.000%, 12/15/2035 (6)	40,000,000	40,375,000
		62,945,870

Government National Mortgage Association — 0.1%
7.000%, 3/15/2032	635,859	664,638
Total Mortgage-Backed Securities (identified cost $64,715,387)		64,362,254

U.S. Treasury Bonds & Notes — 20.0%
4.375%, 1/31/2008 (1)	25,000,000	24,863,300
4.375%, 11/15/2008 (1)	50,000,000	49,646,500
4.375%, 12/15/2010 (1)	60,000,000	59,383,620
Total U.S. Treasury Bonds & Notes (identified cost $134,093,720)		133,893,420
Total Investments in Securities — 93.8% (identified cost $633,991,102)		628,889,301

(See Notes which are an integral part of the Financial Statements)

February 28, 2006 (Unaudited)

Schedule of Investments

Intermediate Bond Fund (continued)

Description	Principal Amount	Value

Short-Term Investments — 37.8%
Collateral Pool Investment for Securities on Loan —30.3% (See Note 2 of the Financial Statements)		$203,339,798

Repurchase Agreement — 7.5%
Agreement with Morgan Stanley & Co., Inc., 4.56%, dated 2/28/2006 to be repurchased at $50,552,972 on 3/1/2006, collateralized by a U.S. Government Agency Obligation with a maturity of 6/16/2008, with a market value of $51,784,398 (at amortized cost)	$50,546,570	50,546,570
Total Short-Term Investments (identified cost $253,886,368)		253,886,368
Total Investments — 131.6% (identified cost $887,877,470)		882,775,669
Other Assets and Liabilities — (31.6)%		(211,936,392)
Total Net Assets — 100.0%		$670,839,277

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	2.2%
Collateralized Mortgage Obligations	6.2%
Corporate Bonds & Notes	55.1%
Government Agencies	0.7%
Mortgage-Backed Securities	9.6%
U.S. Treasury Bonds & Notes	20.0%
Other Assets & Liabilities	6.2%
Total	100.0%

Intermediate Tax-Free Fund

Description/Credit Rating (9)	Principal Amount	Value

Municipals — 96.5%

Arizona — 3.8%
Maricopa County, AZ, School District No. 28 Kyrene Elementary, (Series 2001 A), GO UT, 5.000%, (MBIA Insurance Corp.)/(Original Issue Yield: 4.59%), 7/1/2013 NR/Aaa	$1,385,000	$1,500,495
Phoenix, AZ, Civic Improvement Corp., Subordinate Excise Tax Revenue Bonds, (Series 2003 A), 5.000%, (MBIA Insurance Corp.)/ (Original Issue Yield: 3.87%), 7/1/2015 AAA/Aaa	1,000,000	1,076,070

Description/Credit Rating (9)	Principal Amount	Value

Municipals (continued)

Arizona (continued)
Phoenix, AZ, Civic Improvement Corp., Jr. Lien Water System Revenue Refunding Construction Bonds, 5.250%, (FGIC)/(Original Issue Yield: 4.69%), 7/1/2016 AAA/Aaa	$500,000	$559,160
		3,135,725

Arkansas — 0.6%
Arkansas Development Finance Authority, State Agency Facilities Construction Bonds, Revenue Department Building Commission Project, (Series 1997), Revenue Bonds, 5.000%, (AMBAC INS)/ (Original Issue Yield: 5.055%), 7/1/2020 AAA/Aaa	475,000	484,296

Colorado — 8.9%
Eagle, Garfield & Routt Counties, CO, School District No. RE 50J, GO UT Refunding Bonds, 4.750%, (FSA State Aid Withholding)/ (Original Issue Yield: 3.88%), 12/1/2018 AAA/Aaa	1,000,000	1,080,490
El Paso County, CO, School District No. 49 Falcon, GO UT Series 2002, 5.750%, (FGIC State Aid Withholding)/(Original Issue Yield: 4.75%), 12/1/2013 AAA/Aaa	1,875,000	2,075,231
Larimer County, CO, School District No. R-1 Poudre, GO UT Refunding Bonds, (Series 1998), 5.250%, (State Aid Withholding)/ (Original Issue Yield: 4.65%), 12/15/2009 AA-/Aa3	2,500,000	2,610,875
University of Northern Colorado, Auxiliary Facilities System Revenue Refunding & Improvement Bonds Series 2005, 5.000%, (FSA Insurance Corp.)/ (Original Issue Yield: 3.88%), 6/1/2017 AAA/Aaa	1,445,000	1,564,964
		7,331,560

Florida — 2.0%
Lee County, FL, Transportation Facilities, Sanibel Bridges & Causeway Project, (Series 2005 B), Revenue Bonds, 5.000%, (CIFG)/(Original Issue Yield: 3.95%), 10/1/2018 AAA/Aaa	1,525,000	1,651,621

Georgia — 5.1%
Coweta County, GA, Water & Sewer Authority Revenue Refunding Bonds, 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 3.79%), 6/1/2017 NR/Aaa	1,200,000	1,323,768
De Kalb County, GA, GO UT Refunding Bonds, (Series 2003 A), 5.000%, (Original Issue Yield: 2.15%), 1/1/2007 AA+/Aaa	1,790,000	1,814,272

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund (continued)

Description/Credit Rating (9)	Principal Amount	Value

Municipals (continued)

Georgia (continued)
Georgia Municipal Electric Authority, Project One Subordinated Revenue Bonds, (Series 1998 A), 5.250%, (MBIA Insurance Corp.)/ (Original Issue Yield: 4.70%), 1/1/2014 AAA/Aaa	$1,000,000	$1,098,750
		4,236,790

Hawaii — 5.2%
State of Hawaii GO UT Bonds 2005, (Series DF), 5.000%, (AMBAC INS)/(Original Issue Yield: 3.41%), 7/1/2012 AAA/Aaa	2,000,000	2,151,220
State of Hawaii GO UT Refunding Bonds 2005, (Series DG), 5.000%, (AMBAC INS)/(Original Issue Yield: 3.69%), 7/1/2015 AAA/Aaa	2,000,000	2,185,260
		4,336,480

Illinois — 2.9%
Kendall, Kane & Will Counties, IL, Community Unit School District No. 308, GO UT, (Series 2004), 5.250%, (FSA Insurance Corp.)/(Original Issue Yield: 4.38%), 10/1/2016 NR/Aaa	1,125,000	1,244,295
University of Illinois, Auxiliary Facilities System Revenue Refunding Bonds, (Series 2001 A), 5.250%, (AMBAC INS)/(Original Issue Yield: 4.53%), 4/1/2013 AAA/Aaa	1,060,000	1,158,697
		2,402,992

Iowa — 3.7%
Iowa Finance Authority, Solid Waste Disposal Revenue Bonds, (Series 1997), (IPSCO Project), 6.000%, 6/1/2027 (Mandatory Tender 6/1/2007) NR (10)	3,000,000	3,054,360

Louisiana — 4.9%
Louisiana State University Agricultural and Mechanical College Auxiliary Board Revenue Refunding Bonds, (Series 2005 A), 5.000%, (AMBAC INS)/ (Original Issue Yield: 3.76%), 7/1/2015 AAA/Aaa	1,000,000	1,085,270
New Orleans, LA, Sewer Service Revenue Refunding Bond Anticipation Notes, 3.000%, (Original Issue Yield: 2.65%), 7/26/2006 SG/SP-3	3,000,000	2,970,240
		4,055,510

Description/Credit Rating (9)	Principal Amount	Value

Municipals (continued)

Michigan — 5.0%
Detroit, MI, City School District, School Building & Site Improvement Bonds (Series 1998 B), GO UT, 5.000%, (FGIC Q-SBLF)/(Original Issue Yield: 4.50%), 5/1/2009 AAA/Aaa	$2,000,000	$2,093,820
Michigan State Strategic Fund, Ltd., Oblig Revenue Refunding Bonds, (OBG-DOW Chemical Project), (Series 2003), 4.600%, (Original Issue Yield: 4.599%), 6/1/2014 A-/A-2/A3/P-2	2,000,000	2,035,300
		4,129,120

Minnesota — 2.6%
Minneapolis/St. Paul, MN, Metropolitan Airports, Commission Airport Revenue Bonds, (Series 2001 B), (AMT), 5.500%, (FGIC)/(Original Issue Yield: 4.75%), 1/1/2011 AAA/Aaa (10)	2,000,000	2,142,200

Nevada — 2.5%
Clark County, NV, School District, GO Ltd., Building & Refunding Bonds, (Series 2001 D), 5.250%, (FGIC)/(Original Issue Yield: 4.48%), 6/15/2014 AAA/AA-	1,880,000	2,069,241

New Jersey — 1.6%
New Jersey State Transportation Trust Fund Authority Transportation Systems Bonds, (Series 2003 C), 5.000%, (Original Issue Yield: 3.86%), 6/15/2012 AA-/A1	1,200,000	1,277,676

New Mexico — 2.7%
Belen, NM, Consolidated School District No. 002, GO UT, Refunding Bonds, (Series 2005 A), 4.000%, (MBIA State Aid Withholding)/(Original Issue Yield: 2.42%), 8/1/2006 NR/Aaa	1,150,000	1,152,932
New Mexico State Highway Commission, Senior Subordinate Lien Tax Revenue Bonds, (Series 1999), 6.000%, (Original Issue Yield: 5.37%), 6/15/2010 (Prerefunded 6/15/2009), AA+/Aa2	1,000,000	1,076,520
		2,229,452

New York — 10.4%
Metropolitan Transit Authority, NY, Transportation Revenue Bonds, (Series 2005 A), 5.500%, (AMBAC INS)/(Original Issue Yield: 3.61%), 11/15/2016 AAA/Aaa	1,500,000	1,719,540
New York, NY, GO UT, (Series C), 5.500%, (FGIC-TCRS)/(Original Issue Yield: 4.80%), 8/1/2015 AAA/Aaa	2,000,000	2,202,320

(See Notes which are an integral part of the Financial Statements)

February 28, 2006 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description/Credit Rating (9)	Principal Amount	Value

Municipals (continued)

New York (continued)
Oswego County, NY, GO UT, 6.700%, (Original Issue Yield: 6.80%), 6/15/2010 (Econ Defeased to Maturity), NR/A3	$1,100,000	$1,237,885
Oswego County, NY, GO UT, 6.700%, (Original Issue Yield: 6.80%), 6/15/2011 (Econ Defeased to Maturity), NR/A3	1,100,000	1,263,801
White Plains, NY, GO UT, Public Improvement Revenue Refunding Bonds, (Series B), 3.500%, (Original Issue Yield: 2.31%), 1/15/2007 Aa1/NR	1,365,000	1,367,048
White Plains, NY, GO UT, Public Improvement Revenue Refunding Bonds, (Series B), 3.500%, (Original Issue Yield: 2.66%), 1/15/2008 Aa1/NR	820,000	821,886
		8,612,480

North Dakota — 5.9%
Fargo, ND, Health System Revenue Bonds (Meritcare), (Series 2000 A), 5.750%, (FSA Insurance Corp.)/(Original Issue Yield: 5.30%), 6/1/2012 AAA/Aaa	2,940,000	3,190,047
North Dakota State Water Commission, Water Development and Management Program Revenue Bonds, (Series 2000 A), 6.000%, (MBIA Insurance Corp.)/(Original Issue Yield: 5.39%), 8/1/2011 (Prerefunded 8/1/2010) AAA/Aaa	1,545,000	1,700,226
		4,890,273

Ohio — 4.6%
Butler County, OH, Sewer System Refunding Revenue Bonds, (Series 2005), 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 3.87%), 12/1/2017 NR/Aaa	2,450,000	2,701,860
Olentangy, OH, Local School District, (Series 2004 B), GO UT Refunding Bonds, 5.500%, (FGIC)/(Original Issue Yield: 4.48%), 12/1/2016 AAA/Aaa	1,000,000	1,114,800
		3,816,660

Pennsylvania — 2.7%
Pennsylvania State Industrial Development Authority Economic Development Revenue Bonds, 5.500%, (AMBAC Insurance)/(Original Issue Yield: 4.52%), 7/1/2014 AAA/Aaa	2,000,000	2,216,000

Tennessee — 1.6%
Putnam County, TN, GO UT School Refunding Bonds, (Series 2001), 5.250%, (FGIC)/(Original Issue Yield: 4.53%), 4/1/2013 NR/Aaa	1,200,000	1,318,776

Description/Credit Rating (9)	Principal Amount	Value

Municipals (continued)

Texas — 2.6%
Tarrant County, TX, HFDC, Texas Health Resource System Revenue Bonds, (Series 1997 A), 5.750%, (MBIA Insurance Corp.)/ (Original Issue Yield: 5.05%), 2/15/2009 AAA/Aaa	$2,000,000	$2,117,160

Utah — 5.1%
Alpine, Utah, School District, GO UT, 4.000%, (School Board Guaranty)/(Original Issue Yield: 2.35%), 3/15/2006 NR/Aaa	1,000,000	1,000,240
Jordan, Utah, School District, GO UT Refunding Bonds, (Series 1997 A), 5.250%, (School Board Guaranty)/(Original Issue Yield: 4.70%), 6/15/2006 AAA/NR	2,000,000	2,010,620
South Valley Sewer District, Utah, Sewer Revenue Bonds, (Series 2005), 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 3.72%), 1/1/2014 NR/Aaa	1,100,000	1,192,477
		4,203,337

Virginia — 3.2%
Suffolk, VA, Redevelopment & Housing Authority, Multi Family Housing Revenue Refunding Bonds (Windsor at Potomac Vista Limited Partnership Project), 4.850%, (Fannie Mae — Standby Liq Fac)/(Original Issue Yield: 4.85%)/(Mandatory Tender 7/1/2011), 7/1/2031 NR/Aaa	1,500,000	1,571,850
Virginia State Public School Authority, School Financing Revenue Refunding Bonds, (Series C), 5.000%, (Original Issue Yield: 3.51%), 8/1/2013 AA+/Aa1	1,000,000	1,081,540
		2,653,390

Washington — 1.3%
Port Longview, WA, Industrial Development Corp., Solid Waste Disposal Revenue Bonds, (Weyerhaeuser Co. Project Series 1992), 6.875%, (Original Issue Yield: 6.874%), 10/1/2008 BBB/NR (10)	1,000,000	1,067,190

West Virginia — 1.4%
West Virginia State Hospital Finance Authority, Hospital Revenue Bonds, (Series 2000 B), (Oak Hill Hospital, Inc.), 6.750%, (Original Issue Yield: 6.95%), 9/1/2030, (Prerefunded 9/1/2010), NR/A2	1,000,000	1,139,500

Wisconsin — 6.2%
Oconomowoc, Wisconsin Area School District Refunding Bonds, (Series 2006 A), GO UT, 4.500%, (Original Issue Yield: 4.17%), 4/1/2019 NR/Aaa	500,000	515,525

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund (continued)

Description/Credit Rating (9)	Principal Amount	Value

Municipals (continued)

Wisconsin (continued)
Oconomowoc, Wisconsin Area School District Refunding Bonds, (Series 2006 A), GO UT, 4.500%, (Original Issue Yield: 4.21%), 4/1/2020 NR/Aaa	$595,000	$611,499
Oconomowoc, Wisconsin Area School District Refunding Bonds, (Series 2006 A), GO UT, 4.500%, (Original Issue Yield: 4.25%), 4/1/2021 NR/Aaa	630,000	645,378
Pewaukee, WI, School District, Refunding GO UT, 5.000%, (FSA Insurance Corp.)/ (Original Issue Yield: 3.90%), 3/1/2016 NR/Aaa	1,340,000	1,461,029
Wisconsin State, GO UT, (Series C), 6.000%, (Original Issue Yield: 5.75%), 5/1/2014, (Prerefunded 5/1/2010), AA-/Aa3	1,750,000	1,915,830
		5,149,261
Total Municipals (identified cost $78,704,113)		79,721,050

Mutual Funds — 4.0%
Federated Tax-Free Obligations Fund	1,609,820	1,609,820
Fidelity Tax Exempt Money Market	1,675,727	1,675,727
Total Mutual Funds (identified cost $3,285,547)		3,285,547
Total Investments — 100.5% (identified cost $81,989,660) (10)		83,006,597
Other Assets and Liabilities — (0.5)%		(408,115)
Total Net Assets — 100.0%		$82,598,482

Portfolio Sector Allocations*
Sector	Fund
AAA	46.9%
AA	14.5%
A	2.5%
BBB	1.3%
NR	31.3%
Other Assets & Liabilities	3.5%
Total	100.0%

Short-Term Income Fund

Description	Principal Amount	Value

Asset-Backed Securities — 8.4%
Capital Auto Receivables Asset Trust 2004-1, Class A4, 2.640%, 11/17/2008	$1,000,000	$972,201
Caterpillar Financial Asset Trust 2005-A, Class A3, 3.900%, 2/25/2009	1,000,000	987,243
CNH Equipment Trust 2003-A, Class A3B, 1.890%, 7/16/2007	34,160	34,143
DaimlerChrysler Auto Trust 2004-B, Class A3, 3.180%, 9/8/2008	883,572	876,072
Green Tree Home Equity Loan Trust 1998-B, Class B1, 7.810%, 11/15/2029	2,549,229	2,546,797
Honda Auto Receivables Owner Trust 2005-2, Class A3, 3.930%, 1/15/2009	1,500,000	1,482,079
John Deere Owner Trust 2001-A, Class A3, 1.790%, 4/15/2007	123,311	123,179
Pegasus Aviation Lease Securitization 1999-1A, Class A1, 6.300%, 3/25/2029 (7)	750,654	345,770
Residential Asset Mortgage Products, Inc. 2004-RS2, Series RS2, 3.350%, 8/25/2029	658,182	652,176
USAA Auto Owner Trust 2004-2, Class A3, 3.030%, 6/16/2008	1,502,014	1,490,575
WFS Financial Owner Trust 2004-1, Class A4, 2.810%, 8/22/2011	1,150,000	1,113,905
Total Asset-Backed Securities (identified cost $11,148,700)		10,624,140

Collateralized Mortgage Obligations — 26.8%

Government National Mortgage Association — 3.1%
2.866%, Series 0348, Class AB, 2/16/2020	676,608	650,909
3.206%, Series 2003-72, Class A, 4/16/2018	1,497,389	1,449,612
3.313%, Series 2002-83, Class A, 4/16/2017	989,410	963,005
3.590%, Series 2004-78, Class A, 11/16/2017	908,313	879,397
		3,942,923

Federal Home Loan Mortgage Corporation — 1.6%
3.150%, Class A3, 5/15/2010	2,000,000	1,966,206

Other Financial — 22.1%
CS First Boston Mortgage Securities Corp. 2003-11, Class 1A3, 4.500%, 6/25/2033	650,455	640,576
CS First Boston Mortgage Securities Corp. 2004-C1, Class A1, 2.254%, 1/15/2037	1,095,307	1,065,019
Countrywide Alternative Loan Trust 2004-J9, Class 1A2, 4.586%, 10/25/2034	2,400,000	2,378,239
Countrywide Home Loans 2006-HYB1, Class 2A2A, 5.635%, 3/20/2036	2,586,970	2,585,748
GSR Mortgage Loan Trust 2005-AR5, Class 2A2, 5.197%, 10/25/2035	1,814,142	1,798,665

(See Notes which are an integral part of the Financial Statements)

February 28, 2006 (Unaudited)

Schedule of Investments

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Other Financial (continued)
GSR Mortgage Loan Trust 2004-12, Class 3A3, 4.442%, 12/25/2034	$1,600,000	$1,580,637
Impac Secured Assets Common Owner Trust 2004-2, Class A3, 4.995%, 8/25/2034	976,753	971,522
J.P. Morgan Chase Commercial Mortgage Securities, Class A1, 3.053%, 1/15/2038	1,173,321	1,123,427
LB-UBS Commercial Mortgage Trust 2004-C1, Class A1, 2.964%, 1/15/2029	1,239,920	1,190,960
Master Adjustable Rate Mortgages Trust 2004-13, Class 3A4, 3.787%, 11/21/2034	1,900,000	1,835,962
Morgan Stanley Capital, Inc. 2003-IQ6, Class A1, 2.800%, 12/15/2041	1,008,905	982,493
Wachovia Bank Commercial Mortgage Trust, Class A1, 3.065%, 2/15/2041	1,494,148	1,438,563
Wachovia Bank Commercial Mortgage Trust, Class A1, 3.291%, 12/15/2035	1,840,476	1,778,404
Washington Mutual 2002-R10, Class A6, 4.820%, 10/25/2032	241,063	239,602
Washington Mutual 2004-AR7, Class A4, 3.954%, 7/25/2034	3,000,000	2,928,288
Washington Mutual 2005-AR5, Class A2, 4.678%, 5/25/2035	2,500,000	2,483,690
Wells Fargo Mortgage Backed Securities 2004-N, Class A2, 3.599%, 8/25/2034	1,556,535	1,553,668
Wells Fargo Mortgage Backed Securities 2004-W, Class A4, 4.578%, 11/25/2034	1,226,689	1,222,307
		27,797,770
Total Collateralized Mortgage Obligations (identified cost $34,358,384)		33,706,899

Corporate Bonds & Notes — 36.4%

Banks — 3.3%
Bank of New York Co., Inc., Note, 2.200%, 5/12/2006	1,100,000	1,094,448
Union Planters Bank, Note, 5.125%, 6/15/2007	1,500,000	1,500,084
Wachovia Corp., Note, 4.950%, 11/1/2006	1,600,000	1,597,758
		4,192,290

Broadcasting — 1.2%
Clear Channel Communications, Inc., 6.000%, 11/1/2006	1,500,000	1,506,228

Broker/Dealers — 3.1%
Credit Suisse First Boston USA, Inc., Note, 5.875%, 8/1/2006	1,220,000	1,224,275
Goldman Sachs Group, Inc., Note, Series MTNB, 2.850%, 10/27/2006	1,900,000	1,873,140
Morgan Stanley, Unsubordinated, 6.100%, 4/15/2006	810,000	811,225
		3,908,640

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Computer Services — 1.2%
IBM Corp., Unsecured Note, 2.375%, 11/1/2006	$1,500,000	$1,474,585

Construction Equipment — 1.0%
Caterpillar Financial Services Corp., Note, Series MTNF, 2.350%, 9/15/2006	1,300,000	1,281,536

Corporate-Other — 1.2%
Core Investment Grade Bond, 4.659%, 11/30/2007	1,544,690	1,516,894

Electric — 3.1%
Alabama Power Co., 2.800%, 12/1/2006	1,250,000	1,229,745
CalEnergy Co., Inc., Sr. Note, 7.630%, 10/15/2007	1,000,000	1,034,479
FPL Group, Inc., Company Guarantee, 7.625%, 9/15/2006	1,600,000	1,620,616
		3,884,840

Energy — 1.2%
Marathon Oil Corp., Note, 5.375%, 6/1/2007	1,500,000	1,501,979

Entertainment — 1.3%
AOL Time Warner, Inc., Note, 6.125%, 4/15/2006 (1)	1,610,000	1,611,787

Financial Services — 3.3%
Cendant Corp., Unsecured Note, 6.875%, 8/15/2006	1,550,000	1,560,151
MBNA Corp., 6.250%, 1/17/2007	1,290,000	1,302,544
National City Bank, Indiana, Note, 2.375%, 8/15/2006	1,275,000	1,259,093
		4,121,788

Forest Products & Paper — 0.4%
Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	490,000	491,969

Industrial Services — 3.4%
Dayton-Hudson Corp., Note, 7.500%, 7/15/2006	1,700,000	1,716,245
FedEx Corp., Note, 2.650%, 4/1/2007	2,200,000	2,138,451
Tyco International Group, Note, 5.800%, 8/1/2006	410,000	410,898
		4,265,594

Insurance — 2.8%
HSB Capital I, Company Guarantee, 5.510%, 7/15/2027 (4)	2,430,000	2,432,308
MGIC Investment Corp., Sr. Note, 6.000%, 3/15/2007	1,100,000	1,104,377
		3,536,685

Leasing — 0.8%
General Electric Capital Corp., 5.350%, 3/30/2006	1,000,000	1,000,479

Media — 1.2%
Cox Communications, Inc., 7.750%, 8/15/2006	1,500,000	1,514,639

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Personal Credit — 3.7%
Ford Motor Credit Co., Sr. Note, 4.950%, 1/15/2008	$2,300,000	$2,119,740
General Motors Acceptance Corp., Note, 6.125%, 9/15/2006 (1)	2,600,000	2,568,909
		4,688,649

Real Estate — 3.7%
Duke Realty Corp., Note, 3.350%, 1/15/2008	1,500,000	1,446,293
Kimco Realty Corp., Note, Series MTN, 7.460%, 5/29/2007	1,700,000	1,745,125
Vornado Realty Trust, Bond, 5.625%, 6/15/2007	1,500,000	1,500,585
		4,692,003

Telecommunications — 0.5%
France Telecommunications, Note, 7.450%, 3/1/2006	570,000	570,000
Total Corporate Bonds & Notes (identified cost $46,544,682)		45,760,585

Government Agencies — 11.9%

Federal Home Loan Bank — 1.4%
Federal Home Loan Bank, 3.875%, 2/15/2008 (1)	1,800,000	1,766,704

Federal Home Loan Mortgage Company — 2.3%
Federal Home Loan Mortgage Company, Note, 4.300%, 5/5/2008 (1)	3,000,000	2,956,389

Federal National Mortgage Association — 8.2%
4.000%, 12/14/2007 (1)	3,500,000	3,443,261
4.125%, 6/16/2008 (1)	4,000,000	3,934,264
4.200%, 6/8/2009 (1)	3,000,000	2,933,028
		10,310,553
Total Government Agencies (identified cost $15,293,054)		15,033,646

Mortgage-Backed Securities —1.2%

Federal Home Loan Mortgage Corporation — 0.1%
9.000%, 7/1/2014	33,575	34,658
11.000%, 8/1/2019	66,099	71,159
		105,817

Federal National Mortgage Association — 1.0%
7.000%, 12/1/2015	224,510	231,689
7.500%, 9/1/2015	258,399	271,003
8.000%, 8/1/2007	308	312
8.000%, 5/1/2008	39,524	39,756
9.000%, 7/1/2009	37,655	39,207
9.500%, 12/1/2024	81,196	89,669
9.500%, 1/1/2025	78,313	86,485

Description	Principal Amount	Value

Mortgage-Backed Securities (continued)

Federal National Mortgage Association (continued)
9.500%, 1/1/2025	$149,512	$165,508
10.000%, 7/1/2020	102,054	112,869
11.000%, 12/1/2015	187,233	203,616
		1,240,114

Government National Mortgage Association — 0.1%
9.000%, 12/15/2019	80,091	86,943
Total Mortgage-Backed Securities (identified cost $1,405,358)		1,432,874

Mutual Funds — 9.5%
Eaton Vance Institutional Senior Loan Fund (11)	645,161	5,990,716
Fidelity Advisor Floating Rate High Income Fund (12)	603,622	6,024,145
Total Mutual Funds (identified cost $12,000,000)		12,014,861
Total Investments in Securities — 94.2% (identified cost $120,750,178)		118,573,005

Short-Term Investments — 21.1%

Collateral Pool Investment for Securities on Loan — 15.8% (See Note 2 of the Financial Statements)		19,887,358

Repurchase Agreement — 5.3%
Agreement with Morgan Stanley & Co., Inc., 4.56%, dated 2/28/2006, to be repurchased at $6,676,025 on 3/1/2006, collateralized by a U.S. Government Agency Obligation with a maturity of 6/16/2006, with a market value of $6,842,146 (at amortized cost)	6,675,179	6,675,179
Total Short-Term Investments (identified cost $26,562,537)		26,562,537
Total Investments — 115.3% (identified cost $147,312,715)		145,135,542
Other Assets and Liabilities — (15.3)%		(19,254,661)
Total Net Assets — 100.0%		$125,880,881

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	8.4%
Collateralized Mortgage Obligations	26.8%
Corporate Bonds & Notes	36.4%
Government Agencies	11.9%
Mortgage-Backed Securities	1.2%
Mutual Funds	9.5%
Other Assets & Liabilities	5.8%
Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 28, 2006 (Unaudited)

Schedule of Investments

Government Money Market Fund

Description	Principal Amount	Value

Government Agencies — 27.0%

Federal Home Loan Bank — 13.9%
Federal Home Loan Bank, 2.400%, 3/17/2006	$200,000	$199,885
Federal Home Loan Bank, 2.060%, 4/24/2006	500,000	498,779
Federal Home Loan Bank, 1.950%, 4/28/2006	500,000	498,555
Federal Home Loan Bank, 2.750%, 5/15/2006	310,000	309,417
Federal Home Loan Bank, 4.396%, 4/4/2007 (4)	25,000,000	24,989,285
		26,495,921

Federal Home Loan Mortgage Corporation — 2.4%
Federal Home Loan Mortgage Corp., 2.375%, 4/15/2006	1,050,000	1,048,355
Federal Home Loan Mortgage Corp., 1.950%, 4/26/2006	500,000	498,645
Federal Home Loan Mortgage Corp., 3.830%, 6/20/2006	3,000,000	3,000,000
		4,547,000

Federal National Mortgage Association — 10.7%
Federal National Mortgage Association, 2.625%, 4/28/2006	500,000	499,178
Federal National Mortgage Association, 4.665%, 5/22/2006 (4)	10,000,000	9,999,539
Federal National Mortgage Association, 4.371%, 12/22/2006 (4)	10,000,000	9,993,576
		20,492,293
Total Government Agencies		51,535,214

Repurchase Agreements — 72.9%
Agreement with Barclay’s Capital, Inc., Tri-Party Agency, 4.560%, dated 2/28/2006, to be repurchased at $30,003,800 on 3/1/2006, collateralized by a U.S. Government Agency Mortgage Pools with a maturity of 11/17/2010, with a market value of $30,600,356	30,000,000	30,000,000
Agreement with Deutsche Bank Alex Brown, Inc., 4.570%, dated 2/28/2006, to be repurchased at $35,004,443 on 3/1/2006, collateralized by U.S. Government Agency Mortgage Pools with various maturities to 12/1/2035, with a market value of $35,700,001	35,000,000	35,000,000

Description	Principal Amount	Value

Repurchase Agreements (continued)
Agreement with Morgan Stanley & Co., Inc., 4.570%, dated 2/28/2006, to be repurchased at $34,004,316 on 3/1/2006, collateralized by U.S. Government Agency Mortgage Pools with various maturities to 1/1/2036, with a market value of $37,997,674	$34,000,000	$34,000,000
Agreement with State Street Bank & Trust Co., Inc., 4.280%, dated 2/28/2006, to be repurchased at $10,198,552 on 3/1/2006, collateralized by a U.S. Government Agency Obligation with a maturity of 4/30/2007, with a market value of $10,989,528	10,197,340	10,197,340
Agreement with Wachovia Capital, LLC, 4.560%, dated 2/28/2006, to be repurchased at $30,003,800 on 3/1/2006, collateralized by U.S. Government Agency Mortgage Pools with various maturities to 6/15/2012, with a market value of $30,600,726	30,000,000	30,000,000
Total Repurchase Agreements		139,197,340
Total Investments — 99.9% (at amortized cost)		190,732,554
Other Assets and Liabilities — 0.1%		195,641
Total Net Assets — 100.0%		$190,928,195

Portfolio Sector Allocations*

Sector	Fund
Government Agencies	27.0%
Repurchase Agreements	72.9%
Other Assets & Liabilities	0.1%
Total	100.0%

Prime Money Market Fund

Description	Principal Amount	Value

Certificates of Deposit — 3.1%

Banks — 3.1%
Associated Bank, 4.600%, 4/3/2006	$50,000,000	$50,000,000
Associated Bank, 4.640%, 5/2/2006	50,000,000	50,000,000
First Tennessee Bank, (Series CD), 4.440%, 3/21/2006 (4)	20,500,000	20,499,535
Total Certificates of Deposit		120,499,535

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Prime Money Market Fund (continued)

Description	Principal Amount	Value

Collateralized Loan Agreements — 7.7%

Brokerage — 7.7%
Deutsche Bank Alex Brown, Inc., 4.623%, 3/1/2006	$100,000,000	$100,000,000
Morgan Stanley & Co., Inc., 4.623%, 3/1/2006	100,000,000	100,000,000
Wachovia Securities, Inc., 4.630%, 3/1/2006	100,000,000	100,000,000
Total Collateralized Loan Agreements		300,000,000

Commercial Paper — 18.8%

Asset-Backed — 10.1%
Beta Finance, Inc., 144A, 4.770%, 11/22/2006 (4)(7)(8)	50,000,000	50,008,350
Crown Point Capital Co., 144A, 4.440%, 3/13/2006 (7)(8)	50,377,000	50,302,442
Lexington Parker Cap. Co. LLC, 144A, 4.710%, 5/15/2006 (7)(8)	47,352,000	46,887,359
Liquid Funding Ltd., 144A, 4.420%, 6/7/2006 (4)(7)(8)	50,000,000	50,000,000
Liquid Funding Ltd., 144A, 4.610%, 10/26/2006 (4)(7)(8)	50,000,000	49,992,623
Mortgage Interest Networking Trust, 4.520%, 3/3/2006 (7)(8)	50,000,000	49,987,445
World Omni Vehicle Leasing, Inc., 144A, 4.570%, 3/22/2006 (7)(8)	50,000,000	49,866,708
World Omni Vehicle Leasing, Inc., 144A, 4.570%, 3/27/2006 (7)(8)	48,767,000	48,606,042
		395,650,969

Diversified — 3.8%
Liberty Light U.S. Capital, (Series MTN), 4.640%, 2/1/2007 (4)(7)(8)	50,000,000	49,991,229
Sigma Financial, Inc., 144A, 4.601%, 1/18/2007 (4)(7)(8)	100,000,000	100,019,863
		150,011,092

Foreign Banks — 3.6%
Britannia Building Society, 4.390%, 3/7/2006	15,000,000	14,989,025
Britannia Building Society, 4.510%, 3/22/2006	17,798,000	17,751,176
Britannia Building Society, 4.560%, 4/24/2006	14,000,000	13,904,240
Britannia Building Society, 4.685%, 5/15/2006	21,500,000	21,290,151
Britannia Building Society, 4.695%, 5/16/2006	23,500,000	23,267,076
Natexis Banques Populaires U.S. Finance Company, LLC, 4.470%, 4/11/2006	50,000,000	49,745,458
		140,947,126

Description	Principal Amount	Value

Commercial Paper (continued)

Insurance — 1.3%
Torchmark Corp., 4.540%, 3/15/2006	$19,000,000	$18,966,454
Torchmark Corp., 4.540%, 3/20/2006	10,000,000	9,976,039
Torchmark Corp., 4.550%, 3/10/2006	12,000,000	11,986,350
Torchmark Corp., 4.560%, 3/24/2006	10,000,000	9,970,867
		50,899,710
Total Commercial Paper		737,508,897

Corporate Bonds & Notes — 4.3%

Automotive — 1.8%
BMW U.S. Capital LLC, 144A, 4.149%, 6/7/2006 (7)(8)	70,000,000	70,062,211

Banks — 0.5%
Credit Suisse First Boston USA, Inc., (Series YCD), 4.810%, 12/5/2006	15,000,000	15,004,185
J.P. Morgan Securities, Inc., 5.350%, 3/1/2007	5,000,000	5,019,922
		20,024,107

Brokerage — 0.2%
Merrill Lynch & Co., Inc., (Series MTNB), 2.490%, 5/5/2006	8,775,000	8,755,413

Foreign Banks — 1.1%
HBOS Treasury Services, PLC, (Series YCD), 5.000%, 2/13/2007	25,000,000	25,000,000
Household Finance Corp., 5.750%, 1/30/2007	20,000,000	20,168,044
		45,168,044

Personal Credit — 0.3%
American Express Credit, (Series MTNB), 4.666%, 3/5/2007 (4)	10,000,000	10,010,022

Telecommunications — 0.4%
SBC Communications, 144A, 4.389%, 6/5/2006 (7)(8)	14,935,000	14,914,063
Total Corporate Bonds & Notes		168,933,860

Notes-Variable — 61.6%

Banks — 7.2%
Citigroup Global, (Series MTNA), 4.561%, 3/16/2007 (4)	51,000,000	51,053,215
First Tennessee Bank, 144A, 4.560%, 3/16/2007 (4)(7)(8)	45,000,000	45,000,000
National City Bank, (Series BKN1), 4.615%, 7/26/2006 (4)	50,000,000	50,000,833
SMM Trust, (Series 2006-M), 144A, 4.591%, 2/2/2007 (4)(7)(8)	8,536,000	8,536,000
Washington Mutual, Inc., (Series CD1), 4.499%, 7/26/2006 (4)	50,000,000	49,994,303

(See Notes which are an integral part of the Financial Statements)

February 28, 2006 (Unaudited)

Schedule of Investments

Prime Money Market Fund (continued)

Description	Principal Amount	Value

Notes-Variable (continued)

Banks (continued)
Washington Mutual, Inc., (Series CD1), 4.750%, 5/31/2006 (4)	$50,000,000	$50,000,000
Westpac Bank NY, (Series MTN), 4.490%, 1/11/2007 (4)	25,000,000	25,000,008
		279,584,359

Broker/Dealers — 13.2%
Bank of America Securities, LLC, 4.440%, 5/26/2006 (4)(7)(8)	100,000,000	100,000,000
Bear Stearns Master Note, 144A, 4.810%, 5/26/2006 (4)(7)(8)	100,000,000	100,000,000
Credit Suisse First Boston USA, Inc., (Series YCD), 4.572%, 7/19/2006 (4)	85,000,000	85,000,000
First Clearing, LLC, 4.670%, 3/6/2006 (4)(7)(8)	25,000,000	25,000,000
Goldman Sachs Group, Inc., (Series MTNB), 4.810%, 10/27/2006 (4)	100,000,000	100,125,651
Lehman Brothers, Inc., 4.660%, 2/22/2007 (4)	25,000,000	25,021,236
Merrill Lynch & Co., Inc., (Series MTN), 4.727%, 6/19/2006 (4)	10,000,000	10,007,028
Merrill Lynch & Co., Inc., (Series MTN5), 4.770%, 2/9/2007 (4)	20,000,000	20,000,000
Merrill Lynch & Co., Inc., (Series MTNB), 4.592%, 10/16/2006 (4)	29,000,000	29,037,863
Merrill Lynch & Co., Inc., (Series MTNB), 4.651%, 12/22/2006 (4)	5,150,000	5,155,906
Merrill Lynch & Co., Inc., (Series MTNB), 4.662%, 10/19/2006 (4)	15,000,000	15,007,723
		514,355,407

Foreign Banks — 12.7%
Bos Intl Australia Ltd., (Series EMTN), 4.547%, 3/17/2006 (4)	10,000,000	10,000,265
Calyon NY, (Series YCD), 5.000%, 2/12/2007	25,000,000	25,000,000
Dekabank, 144A, 4.602%, 8/15/2006 (4)(7)(8)	100,000,000	100,000,000
Depfa-Bank PLC, 4.501%, 10/15/2006 (4)(7)(8)	50,000,000	50,000,000
HBOS Treasury Services, PLC, 144A, (Series MTN), 4.840%, 12/20/2006 (4)(7)(8)	30,000,000	30,000,000
Household Finance Corp., 4.551%, 6/22/2006 (4)	80,000,000	80,019,786
Northern Rock PLC, 144A, 4.498%, 1/9/2007 (4)(7)(8)	50,000,000	50,000,000

Description	Principal Amount	Value

Notes-Variable (continued)

Foreign Banks (continued)
Northern Rock PLC, 144A, 4.651%, 10/20/2006 (4)(7)(8)	$50,000,000	$50,022,285
Westlb AG NY, 144A, 4.580%, 2/9/2007 (4)(7)(8)	100,000,000	100,000,000
		495,042,336

Financial Services — 1.0%
GE Capital Corp., (Series MTN), 4.670%, 2/16/2007 (4)	40,000,000	40,063,961

Industrial Services — 2.6%
Caterpillar Financial Services Corp., (Series MTNF), 4.580%, 4/7/2006 (4)	25,000,000	25,001,105
Caterpillar Financial Services Corp., (Series MTNF), 4.680%, 7/10/2006 (4)	75,000,000	75,000,000
		100,001,105

Insurance — 11.6%
American General Finance, (Series MTNH), 4.551%, 3/29/2006 (4)	61,225,000	61,228,034
Genworth Life Insurance, Co., 144A, 4.661%, 4/20/2006 (4)(7)	75,000,000	75,000,000
Jackson National Life Insurance Co., 144A, 4.845%, 2/12/2007 (4)(7)(8)	24,713,000	24,737,792
Metropolitan Life Insurance Co., 4.450%, 6/1/2006 (4)(7)	65,000,000	65,000,000
Monumental Life Insurance Co., 144A, 4.590%, 10/13/2006 (4)(7)	10,000,000	10,000,000
Monumental Life Insurance Co., 4.600%, 12/5/2006 (4)(7)	25,000,000	25,000,000
Monumental Life Insurance Co., 144A, 4.880%, 8/2/2006 (4)(7)	40,000,000	40,000,000
Pricoa Global Funding, Inc., 144A, 4.520%, 3/2/2007 (4)(7)(8)	74,065,000	74,147,577
Principal Life Insurance Co., 4.726%, 2/14/2007 (4)	27,157,000	27,155,678
Travelers Insurance Co., 144A, 4.730%, 2/1/2007 (4)(7)	50,000,000	50,000,000
		452,269,081

Mortgage Banking — 2.5%
Countrywide Home Loans, (Series MTNL), 4.550%, 9/13/2006 (4)	18,000,000	18,000,000
Countrywide Home Loans, (Series MTNL), 4.641%, 3/29/2006 (4)	45,500,000	45,501,503
Countrywide Home Loans, (Series MTNL), 4.970%, 8/25/2006 (4)	36,500,000	36,518,648
		100,020,151

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Prime Money Market Fund (continued)

Description	Principal Amount	Value

Notes-Variable (continued)

Personal Credit — 2.5%
American Honda Finance Corp., 144A, 4.600%, 10/18/2006 (4)(7)(8)	$15,000,000	$15,002,371
American Honda Finance Corp., 144A, 4.711%, 10/6/2006 (4)(7)(8)	40,000,000	40,047,317
American Honda Finance Corp., 144A, 4.760%, 5/10/2006 (4)(7)(8)	20,000,000	20,001,596
American Honda Finance Corp., 144A, 4.919%, 8/15/2006 (4)(7)(8)	25,000,000	25,022,336
		100,073,620

Short-Term Business Loans — 2.5%
CIT Group, Inc., (Series MTN), 4.702%, 4/19/2006 (4)	25,000,000	25,002,830
CIT Group, Inc., (Series MTN), 4.717%, 6/19/2006 (4)	7,300,000	7,304,044
CIT Group, Inc., (Series MTN), 4.750%, 5/12/2006 (4)	37,000,000	37,001,345
CIT Group, Inc., (Series MTN), 4.800%, 8/18/2006 (4)	30,000,000	30,003,352
		99,311,571

Student Loans — 2.6%
SLM Corp., 144A, (Series MTN), 4.620%, 3/2/2007 (4)(7)(8)	15,000,000	15,000,000
SLM Corp., (MTNA), 4.691%, 3/15/2006 (4)	20,000,000	20,001,918
SLM Corp., (Series MTNA), 4.691%, 9/15/2006 (4)	65,000,000	65,073,699
		100,075,617

Telecommunications — 1.9%
Verizon Global Funding, 144A, 4.601%, 1/12/2007 (4)(7)(8)	75,000,000	75,000,000

Toiletries — 1.3%
Procter & Gamble Co., 144A, 4.450%, 12/2/2006 (4)(7)(8)	50,000,000	50,000,000
Total Notes-Variable		2,405,797,208

Trust Demand Notes — 0.5%

Broker/Dealers — 0.5%
J.P. Morgan Securities, Inc., 144A, 4.880% (4)(7)(8)	20,000,000	20,000,000
Total Trust Demand Notes		20,000,000

Description	Principal Amount	Value

Repurchase Agreements — 3.1%
Agreement with State Street Bank & Trust Co., Inc., 4.28%, dated 2/28/2006 to be repurchased at $100,161,134 on 3/1/2006, collateralized by a U.S. Government Agency Obligation with a maturity of 12/31/2006, with a market value of $103,987,590	$100,149,227	$100,149,227
Agreement with Morgan Stanley & Co., Inc., 4.56%, dated 2/28/2006 to be repurchased at $21,002,660 on 3/1/2006, collateralized by a U.S. Government Agency Obligation with a maturity of 6/16/2006, with a market value of $21,517,268	21,000,000	21,000,000
Total Repurchase Agreements		121,149,227
Total Investments — 99.1% (at amortized cost)		3,873,888,727
Other Assets and Liabilities — 0.9%		34,046,430
Total Net Assets — 100.0%		$3,907,935,157

Portfolio Sector Allocations*
Sector	Fund
Certificates of Deposit	3.1%
Collateralized Loan Agreements	7.7%
Commercial Paper	18.8%
Corporate Bonds & Notes	4.3%
Notes-Variable	61.6%
Repurchase Agreements	3.1%
Trust Demand Notes	0.5%
Other Assets & Liabilities	0.9%
Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 28, 2006 (Unaudited)

Schedule of Investments

Tax-Free Money Market Fund

Description	Principal Amount	Value

Municipals — 99.5%

Alabama — 5.4%
Columbia, Alabama Industrial Development Board Pollution Control, Revenue Bonds (Series D), 3.030%, 10/1/2022 (4)	$1,000,000	$1,000,000
Florence-Scs, Alabama Educational Building Authority, Revenue Bonds, 3.300%, 4/1/2017 (4)	820,000	820,000
Gardendale, Alabama Multifamily Housing, Revenue Bonds, 3.250%, 10/1/2032 (4)	745,000	745,000
Gardendale, Alabama Multifamily Housing, Revenue Bonds, 3.250%, 10/1/2032 (4)	1,000,000	1,000,000
Gardendale, Alabama Multifamily Housing, Revenue Bonds, 3.250%, 10/1/2032 (4)	1,284,000	1,284,000
Gardendale, Alabama Multifamily Housing, Revenue Bonds, 3.250%, 10/1/2032 (4)	3,000,000	3,000,000
Taylor-Ryan Impt District No. 2, Alabama, Revenue Bonds, 3.230%, 11/1/2035 (4)	5,000,000	5,000,000
University of South Alabama, Revenue Bonds, 3.220%, 3/15/2012 (4)	2,875,000	2,875,000
		15,724,000

Alaska — 0.0%
Alaska Industrial Development & Export Authority, Revenue Bonds, 3.700%, 7/1/2007 (4)	60,000	60,000

Arizona — 1.3%
Phoenix, Arizona Civic Improvement Corp., Revenue Bonds (Series Z-11), 3.250%, 5/8/2034 (4)	3,875,000	3,875,000

Colorado — 6.3%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, 3.190%, 9/1/2034 (4)	4,100,000	4,100,000
Colorado Housing & Finance Authority, Revenue Bonds (Series A-5), 3.430%, 1/3/2007	2,700,000	2,700,000
Denver, Colorado City & County, Certificate Participation, 3.190%, 12/1/2029 (4)	2,010,000	2,010,000
Denver, Colorado City & County Excise Tax, Revenue Bonds (Series B), 3.180%, 9/1/2025 (4)	3,125,000	3,125,000
Park Creek Metropolitan District, Revenue Bonds, 3.500%, 12/1/2037 (4)	6,500,000	6,500,000
		18,435,000

Description	Principal Amount	Value

Municipals (continued)

Connecticut — 0.9%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds (Series C), 3.180%, 7/1/2032 (4)	$1,090,000	$1,090,000
Connecticut State Health & Educational Facilities Authority, Revenue Bonds (Series C), 3.190%, 7/1/2030 (4)	1,500,000	1,500,000
		2,590,000

Delaware — 1.5%
Delaware State Economic Development Authority, Revenue Bonds, 3.300%, 12/1/2032 (4)	4,300,000	4,300,000

District of Columbia — 2.8%
ABN AMRO Munitops Certificates Trust, Revenue Bonds, 144A, 3.230%, 4/1/2012 (4)(7)	8,345,000	8,345,000

Florida — 4.6%
Florida State Board of Education Lottery, Revenue Bonds (Series 222Z), 3.220%, 7/1/2017 (4)	3,000,000	3,000,000
Miami-Dade County, Florida Special Obligation, Revenue Bonds (Series Z-9), 3.250%, 4/17/2015 (4)	1,725,000	1,725,000
Miami-Dade County, Florida Special Obligation, Revenue Bonds (Series Z-12), 3.250%, 5/15/2015 (4)	3,530,000	3,530,000
Palm Beach County, Florida School District, Commercial Paper, 3.220%, 5/8/2006	3,000,000	3,000,000
Pinellas County, Florida Industrial Development Authority, Revenue Bonds, 3.240%, 7/1/2024 (4)	2,375,000	2,375,000
		13,630,000

Georgia — 3.3%
Albany-Dougherty County, Georgia Hospital Authority, Revenue Bonds, 3.230%, 9/1/2020 (4)	2,200,000	2,200,000
Bibb County, Georgia Development Authority, Revenue Bonds, 3.220%, 6/1/2026 (4)	630,000	630,000
Clayton County, Georgia Housing Authority, Multifamily Housing, Revenue Bonds, 3.240%, 1/1/2021 (4)	100,000	100,000
Clayton County, Georgia Housing Authority, Multifamily Housing, Revenue Bonds, 3.240%, 1/1/2021 (4)	565,000	565,000
Dahlonega, Georgia Downtown Development Authority, Student Housing, Revenue Bonds, 3.180%, 6/1/2028 (4)	3,225,000	3,225,000

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value

Municipals (continued)

Georgia (continued)
De Kalb County, Georgia Development Authority, Revenue Bonds, 3.240%, 10/1/2022 (4)	$1,055,000	$1,055,000
Gainesville & Hall County Georgia Development Authority, Revenue Bonds, 3.030%, 11/15/2010 (4)	1,200,000	1,200,000
Gainesville & Hall County Georgia Development Authority, Revenue Bonds, 3.030%, 11/15/2033 (4)	600,000	600,000
		9,575,000

Hawaii — 1.4%
ABN AMRO Munitops Certificates Trust, GO UT, 3.230%, 7/1/2012 (4)	4,000,000	4,000,000

Illinois — 11.0%
Chicago, Illinois Tender Notes, 3.230%, 1/1/2028 (4)	2,720,000	2,720,000
Illinois Health Facilities Authority, Revenue Bonds (Series B), 3.230%, 11/15/2029 (4)	900,000	900,000
Lakemoor, Illinois Multifamily, Revenue Bonds (Series A), 3.330%, 12/1/2020 (4)	9,000,000	9,000,000
Lakemoor, Illinois Multifamily, Revenue Bonds (Series B), 3.420%, 12/1/2020 (4)	4,000,000	4,000,000
Metropolitan Pier & Exposition Authority, Revenue Bonds, 3.260%, 12/15/2021 (4)	2,345,000	2,345,000
Metropolitan Pier & Exposition Authority, Revenue Bonds, 3.260%, 6/15/2033 (4)	500,000	500,000
Metropolitan Pier & Exposition Authority, Revenue Bonds (Series Z-5), 3.260%, 4/3/2034 (4)	5,335,000	5,335,000
Metropolitan Pier & Exposition Authority, Revenue Bonds, 3.260%, 12/15/2036 (4)	1,500,000	1,500,000
Phoenix Realty SPL Account-U LP Illinois, Multifamily, Refunding Revenue Bonds, 3.400%, 4/1/2020 (4)	4,075,000	4,075,000
Will County, Illinois Community Unit School District No. 365, GO UT (Series Z-10), 3.250%, 4/15/2020 (4)	2,045,000	2,045,000
		32,420,000

Indiana — 2.5%
Dekko Foundation Educational Facilities Tax Exempt Income Trust, Certificates of Ownership (Series 1), 3.430%, 4/1/2021 (4)	200,000	200,000

Description	Principal Amount	Value

Municipals (continued)

Indiana (continued)
Goshen, Indiana Economic Development, Revenue Bonds, 3.230%, 10/1/2037 (4)	$2,600,000	$2,600,000
Indiana State Educational Facilities Authority, Revenue Bonds, 3.270%, 12/1/2029 (4)	200,000	200,000
Indianapolis, Indiana LOC Public Improvement Bd Bk, Revenue Bonds (Series Z-7), 3.250%, 9/9/2019 (4)	2,240,000	2,240,000
Indianapolis, Indiana LOC Public Improvement Bd Bk, Revenue Bonds, 3.260%, 2/1/2025 (4)	2,220,000	2,220,000
		7,460,000

Kentucky — 1.0%
Jefferson County, Kentucky Industrial Building Revenue, 3.280%, 3/1/2010 (4)	3,000,000	3,000,000

Louisiana — 4.8%
Jefferson, Louisiana Sales Tax District, Special Sales Tax Revenue Bonds (Series DB-156), 3.220%, 12/1/2020 (4)	6,385,000	6,385,000
Jefferson Parish, Louisiana Hospital Service District No. 2, Revenue Bonds, 3.270%, 7/1/2009 (4)	2,100,000	2,100,000
Lafayette Parish, Louisiana Industrial Development Board, Inc., Revenue Bonds, 3.430%, 12/15/2014 (4)	755,000	755,000
Louisiana Public Facilities Authority, Revenue Bonds, 3.210%, 9/1/2034 (4)	1,000,000	1,000,000
Louisiana State, GO UT, 3.140%, 10/15/2018 (4)	2,000,000	2,000,000
New Orleans, Louisiana, GO UT, 3.230%, 12/1/2015 (4)	2,000,000	2,000,000
		14,240,000

Maryland — 2.1%
Anne Arundel County, Maryland Economic, Revenue Bonds, 3.340%, 12/1/2015 (4)	2,500,000	2,500,000
Baltimore, Maryland Convention Center Hotel, Revenue Bonds (Series 1251), 3.220%, 3/1/2014 (4)	3,055,000	3,055,000
Washington Suburban Sanitary District, GO UT, 3.100%, 6/1/2023 (4)	500,000	500,000
		6,055,000

Massachusetts — 0.3%
Massachusetts State Industrial Financial Agency, Revenue Bonds, 3.200%, 12/1/2019 (4)	1,000,000	1,000,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2006 (Unaudited)

Schedule of Investments

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value

Municipals (continued)

Michigan — 0.6%
Michigan Municipal Bond Authority, Revenue Bonds (Series C-A), Zero Coupon, 6/15/2006	$1,700,000	$1,683,816

Minnesota — 0.7%
Burnsville, Minnesota Housing, Revenue Bonds (Series A), 3.440%, 1/1/2045 (4)	2,000,000	2,000,000

Mississippi — 0.4%
Jackson, Mississippi Public School District, Revenue Bonds, 4.000%, 8/1/2006	1,150,000	1,153,552

Missouri — 0.5%
Kansas City, Missouri Municipal Assistance Corp., Revenue Bonds, 3.260%, 4/15/2031 (4)	1,500,000	1,500,000

Nebraska — 2.9%
Lancaster County, Nebraska Hospital Authority, Revenue Bonds (Series A), 3.010%, 7/1/2030 (4)	1,300,000	1,300,000
Nebraska Invt Finance Authority, Multifamily, Revenue Bonds, 5.400%, 2/1/2024	7,220,000	7,220,000
		8,520,000

Nevada — 0.4%
Nevada State (Series 344), GO UT, 3.240%, 5/15/2028 (4)	1,100,000	1,100,000

New Hampshire — 1.4%
New Hampshire Health & Educational Facilities Authority, Revenue Bonds, 3.250%, 10/1/2030 (4)	4,025,000	4,025,000

New York — 9.9%
Cayuga County, New York Hospital Improvement Corp., Certificate Participation, 3.250%, 1/1/2021 (4)	11,350,000	11,350,000
New York, New York, GO UT, 3.170%, 8/1/2029 (4)	2,475,000	2,475,000
New York, New York, GO UT, 3.170%, 8/15/2034 (4)	2,615,000	2,615,000
New York State Tollway Authority, Revenue Bonds (Series 1102), 3.220%, 7/1/2013 (4)	2,495,000	2,495,000
Suffolk County, New York Industrial Development Agency, Revenue Bonds, 3.200%, 4/1/2018 (4)	3,785,000	3,785,000
Tobacco Settlement Financing Corp., New York, Revenue Bonds, 3.000%, 8/12/2011 (4)	1,500,000	1,500,000

Description	Principal Amount	Value

Municipals (continued)

New York (continued)
Tobacco Settlement Financing Corp., New York, Revenue Bonds (Series 376), 3.220%, 6/1/2009 (4)	$4,995,000	$4,995,000
		29,215,000

North Carolina — 0.3%
North Carolina Medical Care Community Health Care Facilities, Revenue Bonds, 3.300%, 7/1/2017 (4)	935,000	935,000

Ohio — 6.5%
Cleveland, Ohio Waterworks, Revenue Bonds (Series L), 3.160%, 1/1/2033 (4)	500,000	500,000
Hamilton County, Ohio Hospital Facilities, Revenue Bonds, 3.270%, 7/15/2029 (4)	6,500,000	6,500,000
Lawrence County, Ohio Industrial Development, Revenue Bonds, 3.280%, 11/1/2011 (4)	1,100,000	1,100,000
Miami Trace, Ohio Local School District, GO UT, 4.000%, 7/18/2006	500,000	501,417
Miami Trace, Ohio Local School District, GO UT, 4.000%, 7/18/2006	1,500,000	1,503,940
Montgomery County, Ohio Industrial Development, Refunding Revenue Bonds, 3.280%, 10/1/2009 (4)	4,700,000	4,700,000
Ohio State Higher Educational Facility Commission, Revenue Bonds, 3.270%, 9/1/2026 (4)	4,290,000	4,290,000
		19,095,357

Oklahoma — 1.0%
Oklahoma State Industrial Authority, Revenue Bonds, 3.430%, 8/1/2018 (4)	1,875,000	1,875,000
Tulsa, Oklahoma Industrial Authority, Revenue Bonds, 3.360%, 11/1/2030 (4)	1,000,000	1,000,000
		2,875,000

Pennsylvania — 6.1%
Allegheny County, Pennsylvania Industrial Development Authority Health & Housing Facilities, Revenue Bonds, 3.280%, 7/1/2010 (4)	3,100,000	3,100,000
Bucks County, Pennsylvania Industrial Development Authority, Revenue Bonds, 3.300%, 9/1/2019 (4)	1,605,000	1,605,000
Montgomery County, Pennsylvania Industrial Development Authority, Commercial Paper, 3.150%, 3/14/2006	2,000,000	2,000,000

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value

Municipals (continued)

Pennsylvania (continued)
Montgomery County, Pennsylvania Industrial Development Authority, Revenue Bonds, 3.020%, 11/15/2029 (4)	$1,000,000	$1,000,000
Philadelphia, Pennsylvania Authority for Industrial Development, Revenue Bonds, 3.210%, 12/1/2035 (4)	4,700,000	4,700,000
Schuylkill County, Pennsylvania Industrial Development Authority, Revenue Bonds, 3.020%, 12/1/2022 (4)	500,000	500,000
Schuylkill County, Pennsylvania Industrial Development Authority, Revenue Bonds, 3.210%, 4/1/2021 (4)	4,925,000	4,925,000
		17,830,000

Puerto Rico — 2.0%
JPMorgan Chase Bank NA, Enhancement Custodian, Revenue Bonds, 144A, 3.250%, 7/24/2006 (7)	4,000,000	4,000,000
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities, Financing Authority, Revenue Bonds, 2.550%, 3/1/2023	2,000,000	2,000,980
		6,000,980

South Carolina — 1.1%
Piedmont Municipal Power Agency, South Carolina Electric, Revenue Bonds, 3.260%, 1/1/2032 (4)	940,000	940,000
South Carolina Jobs Economic Development Authority, Revenue Bonds, 4.000%, 11/1/2006	2,180,000	2,188,659
		3,128,659

Tennessee — 1.2%
Memphis, Tennessee Health, Educational, & Housing Facility Board, Revenue Bonds, 3.360%, 8/1/2032 (4)	800,000	800,000
Metropolitan Government, Nashville & Davidson County, Tennessee Industrial Development Board, Revenue Bonds, 3.130%, 12/1/2014 (4)	1,755,000	1,755,000
Rutherford County, Tennessee Industrial Development Board, Revenue Bonds, 3.280%, 7/1/2010 (4)	1,000,000	1,000,000
		3,555,000

Description	Principal Amount	Value

Municipals (continued)

Texas — 8.3%
ABN AMRO Munitops Certificates Trust, GO UT, 144A, 3.230%, 2/15/2013 (4)(7)	$5,470,000	$5,470,000
Collin County, Texas Housing Financial Corp. Multifamily, Revenue Bonds, 3.250%, 9/1/2018 (4)	8,145,000	8,145,000
Houston, Texas Airport, Revenue Bonds (Series 404), 3.250%, 7/1/2025 (4)	550,000	550,000
Northside, Texas Independent School District, GO UT, 2.850%, 6/15/2035 (4)	1,500,000	1,500,000
Sam Rayburn, Texas Municipal Power Agency, Revenue Bonds, 3.230%, 10/1/2021 (4)	6,565,000	6,565,000
Texas State Student Housing Authority, Revenue Bonds, 3.270%, 10/1/2033 (4)	1,695,000	1,695,000
Victoria, Texas Independent School District, GO UT, 3.220%, 2/15/2023 (4)	450,000	450,000
		24,375,000

Vermont — 0.8%
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, 3.250%, 4/1/2032 (4)	2,225,000	2,225,000

Virginia — 0.4%
Suffolk, Virginia Redevelopment & Housing Authority Multi-Family Housing, Revenue Bonds, 3.290%, 9/1/2019 (4)	1,105,000	1,105,000

Washington — 0.9%
Clark County, Washington School District Number 037, GO UT, 3.260%, 12/1/2020 (4)	1,000,000	1,000,000
Washington State Putters, GO UT, (Series 333), 3.250%, 12/1/2014 (4)	1,730,000	1,730,000
		2,730,000

Wisconsin — 3.6%
Campbell, Wisconsin Industrial Development, Revenue Bonds, 3.240%, 5/1/2020 (4)	1,410,000	1,410,000
Monroe, Wisconsin School District, Revenue Notes, 4.250%, 10/24/2006	1,500,000	1,509,870
Oshkosh, Wisconsin Area School District, GO UT, 4.000%, 8/29/2006	1,500,000	1,507,220
Verona, Wisconsin Area School District, Revenue Notes, 3.250%, 8/25/2006	1,000,000	1,000,947
Wisconsin Health & Educational Facilities, Authority Health Facilities, Revenue Bonds, 3.190%, 8/15/2034 (4)	3,625,000	3,625,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2006 (Unaudited)

Schedule of Investments

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value

Municipals (continued)

Wisconsin (continued)
Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, 3.200%, 8/15/2019 (4)	$1,500,000	$1,500,000
Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, 3.430%, 5/1/2026 (4)	200,000	200,000
		10,753,037

Wyoming — 1.3%
Gillette, Wyoming Pollution Control, Revenue Bonds, 3.280%, 1/1/2018 (4)	3,850,000	3,850,000
Total Municipals		292,364,401

Mutual Funds — 0.0%
Federated Tax-Free Obligations Fund	97,743	97,743
Total Mutual Funds (identified cost $97,743)		97,743
Total Investments — 99.5% (at amortized cost)		292,462,144
Other Assets and Liabilities — 0.5%		1,432,088
Total Net Assets — 100.0%		$293,894,232

Portfolio Sector Allocations*
Sector	Fund
Municipals	99.5%
Other Assets & Liabilities	0.5%
Total	100.0%

(See Notes which are an integral part of the Financial Statements)

Notes to Schedule of Investments

*	Portfolio composition will change due to ongoing management of the Fund. The portfolio sector allocation percentages are based on net assets at the close of business on February 28, 2006 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes. Other assets and liabilities include short-term investments.

Note:  The categories of investments are shown as a percentage of total net assets for each Fund as of February 28, 2006.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.
(2)	Non-income producing.
(3)	Represents the initial deposit within a margin account used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.
(4)	All variable, floating, and multi-coupon rate securities whose yields are either fixed or vary with a designated market index or market rate. These securities are shown at their current rates as of February 28, 2006.
(5)	Securities held as collateral for dollar roll transactions.
(6)	Denotes a security subject to dollar roll transactions and deemed a when-issued security.
(7)	Denotes a restricted security which is subject to restrictions on resale under federal securities law. At February 28, 2006, these securities amounted to:

	Amount	% of Total Net Assets
Intermediate Bond	$28,861,457	4.30%
Short-Term Income	345,770	0.27
Prime Money Market	1,863,155,609	47.68
Tax-Free Money Market	17,815,000	6.06

(8)	Denotes a restricted security which has been deemed liquid by criteria approved by the Fund’s Board of Directors.
(9)	Please refer to the Statement of Additional Information for an explanation of the credit ratings.
(10)	Securities that are subject to alternative minimum tax represent 7.55% of Intermediate Tax-Free Fund’s portfolio as calculated based upon total portfolio market value.
(11)	Offshore fund.
(12)	Securities have redemption features that may delay redemption beyond seven days.

The following acronyms are used throughout this report:

ADR	—American Depositary Receipt

AMBAC—American Municipal Bond Assurance Corporation

CFC	—Cooperative Finance Corporation
CIFG	—CDC IXIS Financial Guaranty
COL	—Collateralized
FGIC	—Financial Guaranty Insurance Corporation
FRN	—Floating Rate Note
GDR	—Global Depository Receipt
GO	—Government Obligation
HFDC	—Health Facility Development Corporation
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LP	—Limited Partnership
LOC	—Letter of Credit
MTN	—Medium Term Note
PCA	—Pollution Control Authority
REITs	—Real Estate Investment Trusts
REMIC	—Real Estate Mortgage Investment Conduit
TCRs	—Transferable Custody Receipts
TRANs	—Tax and Revenue Anticipation Notes
UT	—Unlimited Tax
VRNs	—Variable Rate Notes

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Large-Cap Value Fund	$318,253,840	$39,199,733	$(5,094,603)	$34,105,130
Large-Cap Growth Fund	235,511,115	20,144,857	(7,076,455)	13,068,392
Mid-Cap Value Fund	672,948,788	123,747,437	(18,415,724)	105,331,713
Mid-Cap Growth Fund	183,720,200	32,814,445	(1,671,018)	31,143,427
Small-Cap Growth Fund	195,204,389	44,908,250	(1,827,514)	43,080,736
International Stock Fund	427,368,242	62,611,726	(5,451,259)	57,160,467
Government Income Fund	880,004,774	2,433,296	(4,009,259)	(1,575,963)
Intermediate Bond Fund	887,793,757	1,603,144	(6,621,232)	(5,018,088)
Intermediate Tax-Free Fund	81,957,422	1,374,086	(324,911)	1,049,175
Short-Term Income Fund	149,007,152	89,687	(3,961,297)	(3,871,610)
Government Money Market Fund*	190,732,553	—	—	—
Prime Money Market Fund*	3,873,888,727	—	—	—
Tax-Free Money Market Fund*	292,462,144	—	—	—

* at amortized cost

(See Notes which are an integral part of the Financial Statements)

[THIS PAGE INTENTIONALLY LEFT BLANK]

Six Months Ended February 28, 2006 (Unaudited)

Statements of Assets and Liabilities

	Large-Cap Value Fund		Large-Cap Growth Fund		Mid-Cap Value Fund		Mid-Cap Growth Fund		Small-Cap Growth Fund
Assets:
Investments in securities, at value	$348,232,458	(1)	$247,599,332	(1)	$739,415,757	(1)	$210,997,241	(1)	$229,805,747	(1)
Investments in repurchase agreements	4,126,512		980,175		38,864,744		3,866,386		8,479,378
Cash	—		—		—		—		—
Cash denominated in foreign currencies (identified cost, $2,271,590)	—		—		—		—		—
Income receivable	780,025		315,799		755,718		47,005		20,549
Receivable for investments sold	—		48,585,345		906,354		1,388,546		4,259,527
Receivable for capital stock sold	1,357,311		3,709,644		2,005,496		3,228,438		345,578
Receivable for daily variation margin	—		—		—		—		—
Net receivable for foreign currency exchange contracts	—		—		—		—		—
Prepaid expenses	18,208		112,790		23,297		12,710		137,188

Total assets	354,514,514		301,303,085		781,971,366		219,540,326		243,047,967

Liabilities:
Payable for capital stock redeemed	292,330		30,883		205,844		121,707		53,098
Payable to bank	—		—		—		—		—
Payable for investments purchased	—		44,978,575		7,085,248		991,730		1,952,734
Payable on collateral due to broker	15,517,946		12,709,940		87,402,523		29,432,865		52,851,090
Call options written, at value (premium received $49,980)	33,940		—		—		—		—
Put options written, at value (proceeds received $44,598)	28,000		—		—		—		—
Payable for income distribution	—		—		—		—		—
Payable for dollar roll transactions	—		—		—		—		—
Payable to affiliates (Note 5)	289,852		260,538		579,563		159,479		292,011
Payable for portfolio accounting fees	18,593		14,658		30,957		12,167		12,124
Payable for transfer and dividend disbursing agent fees	21,273		43,670		11,252		26,922		29,465
Accrued expenses	10,224		31,610		32,793		4,973		8,376

Total liabilities	16,212,158		58,069,874		95,348,180		30,749,843		55,198,898

Total Net Assets	$338,302,356		$243,233,211		$686,623,186		$188,790,483		$187,849,069

Net Assets Consist of:
Paid-in-capital	$283,472,503		$219,712,081		$569,652,245		$194,239,597		$135,643,861
Net unrealized appreciation on investments, options, futures contracts and foreign currency translation	34,753,399		13,068,392		105,681,825		31,344,527		43,102,734
Accumulated net realized gain (loss) on investments, options, futures contracts and foreign currency transactions	19,010,365		10,469,931		11,120,216		(36,226,975)		9,861,125
Undistributed net investment income (distributions in excess of net investment income)	1,066,089		(17,193)		168,900		(566,666)		(758,651)

Total Net Assets	$338,302,356		$243,233,211		$686,623,186		$188,790,483		$187,849,069

Net Asset Value, Offering Price and Redemption
Proceeds Per Share
Investor Class of Shares:
Net Asset Value, Offering Price and Redemption Proceeds Per Share	$13.49		$12.30		$15.05		$15.11		$17.59
Advisor Class of Shares:
Net Asset Value and Redemption Proceeds Per Share	$13.49		$12.30		$15.05		$15.11		$17.59
Offering Price Per Share	$14.31	(2)	$13.05	(2)	$15.97	(2)	$16.03	(2)	$18.66	(2)
Institutional Class of Shares:
Net Asset Value, Offering Price and Redemption Proceeds Per Share	$—		$—		$—		$—		$—
Net Assets:
Investor Class of Shares	$326,025,673		$234,248,644		$673,376,328		$183,740,749		$180,723,384
Advisor Class of Shares	12,276,683		8,984,567		13,246,858		5,049,734		7,125,685
Institutional Class of Shares	—		—		—		—		—

Total Net Assets	$338,302,356		$243,233,211		$686,623,186		$188,790,483		$187,849,069

Shares Outstanding:
Investor Class of Shares	24,159,724		19,050,275		44,755,678		12,158,802		10,277,044
Advisor Class of Shares	909,732		730,588		880,451		334,125		405,210
Institutional Class of Shares	—		—		—		—		—

Total Shares Outstanding	25,069,456		19,780,863		45,636,129		12,492,927		10,682,254

Investments, at identified cost	$317,638,209		$235,511,115		$672,598,676		$183,519,100		$195,182,391

(1)	Including $15,029,422, $12,309,813, $84,650,968, $28,506,279, $51,187,259, $89,738,226, $186,890,476, $196,938,379 and $19,261,277, respectively, of securities loaned.
(2)	Computation of offering price per share 100/94.25 of net asset value.
(3)	Computation of offering price per share 100/96.25 of net asset value.
(4)	Computation of offering price per share 100/98.00 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

International Stock Fund		Government Income Fund		Intermediate Bond Fund		Intermediate Tax-Free Fund	Short-Term Income Fund	Government Money Market Fund	Prime Money Market Fund	Tax-Free Money Market Fund

$475,025,895	(1)	$822,524,198	(1)	$832,229,099	(1)	$83,006,597	$138,460,363 (1)	$51,535,214	$3,752,739,500	$292,462,144
9,502,814		55,904,613		50,546,570		—	6,675,179	139,197,340	121,149,227	—
—		—		—		—	—	—	—	—
2,274,961		—		—		—	—	—	—	—
417,355		2,701,780		5,386,334		917,168	969,682	390,449	19,286,430	1,367,336
2,318,587		74,841,462		54,907,598		—	—	—	—	2,831,841
3,242,542		1,518,072		4,468,197		634,440	184,075	—	26,112,924	—
—		—		—		—	—	—	—	—
—		—		—		—	—	—	—	—
8,458		84,665		52,619		26,141	45,532	696	38,776	56,387

492,790,612		957,574,790		947,590,417		84,584,346	146,334,831	191,123,699	3,919,326,857	296,717,708

831,249		176,655		74,882		—	260,595	—	—	—
—		—		—		—	—	—	—	—
668,830		24,906,789		11,994,480		1,765,269	—	—	—	2,201,079
92,655,140		192,965,297		203,339,798		—	19,887,358	—	—	—
—		—		—		—	—	—	—	—
—		—		—		—	—	—	—	—
—		578,407		905,754		174,597	249,665	168,097	10,093,107	546,579
—		198,340,714		60,039,620		—	—	—	—	—
810,387		317,668		335,295		29,011	35,216	17,692	975,840	64,742
30,953		26,258		29,977		3,789	9,088	7,947	71,752	11,076
39,514		—		21,037		6,173	—	1,144	202,522	—
94,479		10,384		10,297		7,025	12,028	624	48,479	—

95,130,552		417,322,172		276,751,140		1,985,864	20,453,950	195,504	11,391,700	2,823,476

$397,660,060		$540,252,618		$670,839,277		$82,598,482	$125,880,881	$190,928,195	$3,907,935,157	$293,894,232

$326,202,477		$544,821,982		$693,767,573		$81,569,095	$137,664,843	$190,928,195	$3,908,426,401	$293,892,117
57,515,017		(1,641,028)		(5,101,801)		1,016,937	(2,177,173)	—	—	—
14,877,505		(4,494,326)		(19,804,804)		(15,262)	(9,221,585)	—	(500,420)	2,062
(934,939)		1,565,990		1,978,309		27,712	(385,204)	—	9,176	53

$397,660,060		$540,252,618		$670,839,277		$82,598,482	$125,880,881	$190,928,195	$3,907,935,157	$293,894,232

$15.35		$9.44		$9.23		$10.04	$8.96	$1.00	$1.00	$1.00

$15.35		$9.44		$9.23		$—	$8.96	$1.00	$1.00	$—
$16.29	(2)	$9.81	(3)	$9.59	(3)	$—	$9.14 (4)	$—	$—	$—

$15.51		$—		$—		$—	$—	$1.00	$1.00	$1.00

$221,529,552		$533,608,835		$664,035,448		$82,598,482	$123,094,548	$106,501,528	$2,117,903,927	$192,641,162
6,551,342		6,643,783		6,803,829		—	2,786,333	—	83,172,141	—
169,579,166		—		—		—	—	84,426,667	1,706,859,089	101,253,070

$397,660,060		$540,252,618		$670,839,277		$82,598,482	$125,880,881	$190,928,195	$3,907,935,157	$293,894,232

14,434,266		56,546,895		71,932,333		8,224,856	13,741,684	106,501,528	2,118,198,329	192,640,443
426,840		704,010		736,988		—	311,079	—	83,206,502	—
10,931,509		—		—		—	—	84,426,667	1,707,021,571	101,251,674

25,792,615		57,250,905		72,669,321		8,224,856	14,052,763	190,928,195	3,908,426,402	293,892,117

$427,013,692		$880,069,839		$887,877,470		$81,989,660	$147,312,715	$190,732,554	$3,873,888,727	$292,462,144

Six Months Ended February 28, 2006 (Unaudited)

Statements of Operations

	Large-Cap Value Fund	Large-Cap Growth Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund
Investment Income:
Interest income	$55,376	$54,911	$475,788	$128,566	$178,748
Securities lending income	28,344	19,017	62,766	34,077	182,272
Dividend income	4,397,618	1,437,630	4,863,849	424,203 (2)	181,286

Total investment income	4,481,338	1,511,558	5,402,403	586,846	542,306

Expenses:
Investment adviser fee (Note 5)	1,251,746	907,794	2,454,386	665,314	843,400
Shareholder services fees (Note 5)—
Investor Class of Shares	402,397	291,540	802,335	215,765	202,798
Advisor Class of Shares	14,851	11,058	15,793	6,006	8,052
Institutional Class of Shares	—	—	—	—	—
Administrative fees (Note 5)	164,753	121,039	305,192	88,708	84,340
Portfolio accounting fees	56,882	44,958	91,932	36,133	34,823
Transfer and dividend disbursing agent fees	80,539	79,128	114,623	81,828	73,912
Custodian fees (Note 5)	29,087	24,207	45,123	17,742	16,868
Registration fees	9,046	10,707	10,824	8,949	8,516
Auditing fees	9,869	9,869	9,869	9,927	9,869
Legal fees	2,892	3,076	3,076	3,076	3,076
Printing and postage	12,542	16,079	31,283	11,958	8,280
Directors’ fees	6,648	6,645	6,647	6,651	6,651
Insurance premiums	4,203	3,022	5,718	2,151	1,618
Distribution services fees (Note 5)—
Advisor Class of Shares	4,923	3,671	5,128	1,975	2,571
Miscellaneous	5,876	5,626	4,827	3,739	2,971

Total	2,056,254	1,538,419	3,906,756	1,159,922	1,307,745

Deduct (Note 5)—
Waiver of investment adviser fee	—	—	—	—	—
Waiver of administrative fee	(10,491)	(6,052)	(18,596)	(4,435)	(4,217)
Waiver of shareholder services fees—
Investor Class of Shares	—	—	—	—	—
Advisor Class of Shares	(4,923)	(3,671)	(5,128)	(1,975)	(2,571)
Institutional Class of Shares	—	—	—	—	—

Total Waivers	(15,414)	(9,723)	(23,724)	(6,410)	(6,788)

Net expenses	2,040,840	1,528,696	3,883,032	1,153,512	1,300,957

Net investment income (loss)	2,440,498	(17,138)	1,519,371	(566,666)	(758,651)

Net Realized and Unrealized Gain (Loss) on Investments, Options, Futures Contracts and Foreign Currency:
Net realized gain (loss) on investment transactions and options	40,735,320	33,700,280	24,498,031	8,805,076	13,788,212
Net realized gain (loss) on futures contracts	—	—	260,785	305,802	671,448
Net realized loss on foreign currency contracts	—	—	—	—	—
Net change in unrealized appreciation/depreciation on investments, options, futures contracts and foreign currency translation	(18,379,299)	(23,994,217)	5,785,344	9,882,803	16,684,703

Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency	22,356,021	9,706,063	30,544,160	18,993,681	31,144,363

Change in net assets resulting from operations	$24,796,519	$9,688,925	$32,063,531	$18,427,015	$30,385,712

(1)	Net of dollar roll expense of $2,585,180 and $742,674, respectively.
(2)	Net of foreign taxes withheld of $844 and $89,985, respectively.
(3)	Net of foreign taxes withheld of $47,553.

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

International Stock Fund	Government Income Fund	Intermediate Bond Fund	Intermediate Tax-Free Fund	Short-Term Income Fund	Government Money Market Fund	Prime Money Market Fund	Tax-Free Money Market Fund

$168,695	$13,346,190 (1)	$16,231,216 (1)	$1,738,422	$2,341,865	$3,727,282	$81,132,193	$3,263,298
114,561	258,099	126,570	—	6,186	—	—	—
1,547,143 (2)	—	—	—	321,511	—	—	—

1,830,399	13,604,289	16,357,786	1,738,422	2,669,562	3,727,282	81,132,193	3,263,298

1,809,448	1,891,445	1,942,199	254,827	392,204	183,960	2,924,692	216,340

251,953	622,279	800,680	106,178	159,958	133,498	2,636,487	209,071
7,238	8,203	8,570	—	3,460	—	97,790	—
—	—	—	—	—	—	—	—
179,136	244,848	302,350	42,471	65,367	34,072	721,675	39,961
61,536	76,904	91,328	12,741	29,131	27,706	214,557	26,610
83,746	99,583	78,054	18,318	22,633	23,813	459,659	18,170
117,484	37,617	44,767	8,494	13,073	18,334	207,377	21,253
6,957	20,995	12,153	8,090	9,756	31,920	42,234	5,216
14,566	9,031	9,031	9,031	9,030	11,437	7,900	3,711
2,757	2,454	2,702	2,701	2,701	1,702	2,699	2,172
17,498	11,469	5,804	1,890	2,823	3,589	31,866	1,679
6,596	6,588	6,588	6,589	6,586	6,123	6,281	6,586
6,990	4,742	6,686	1,031	1,668	1,763	38,724	993

7,238	2,737	2,938	—	1,176	—	117,348	—
7,680	7,825	9,755	5,347	10,481	5,580	36,013	2,303

2,580,823	3,046,720	3,323,605	477,708	730,047	483,497	7,545,302	554,065

(34,712)	(252,193)	(194,220)	(114,672)	(222,249)	(165,385)	(779,918)	(127,352)
(11,968)	(18,398)	(18,596)	(2,124)	(3,268)	(797)	(16,867)	(932)

—	(572,497)	(736,626)	(97,684)	(147,162)	—	—	—
(7,238)	(2,737)	(2,938)	—	(1,176)	—	—	—
—	—	—	—	—	—	—	—

(53,918)	(845,825)	(952,380)	(214,480)	(373,855)	(166,182)	(796,785)	(128,284)

2,526,905	2,200,895	2,371,225	263,228	356,192	317,315	6,748,517	425,781

(696,506)	11,403,394	13,986,561	1,475,194	2,313,370	3,409,967	74,383,676	2,837,517

53,859,174 (3)	(2,352,341)	(4,885,258)	111,220	3,903	—	(51,696)	10,402
—	—	—	—	—	—	—	—
(465,941)	—	—	—	—	—	—	—

1,568,935	(6,288,167)	(7,149,432)	(1,277,739)	(715,834)	—	—	—

54,962,168	(8,640,508)	(12,034,690)	(1,166,519)	(711,931)	—	(51,696)	10,402

$54,265,662	$2,762,886	$1,951,871	$308,675	$1,601,439	$3,409,967	$74,331,980	$2,847,919

Statements of Changes in Net Assets

	Large-Cap Value Fund		Large-Cap Growth Fund
	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Increase (Decrease) in Net Assets
Operations—
Net investment income (loss)	$2,440,498	$8,176,106	$(17,138)	$1,613,665
Net realized gain (loss) on investment transactions and options	40,735,320	23,570,751	33,700,280	29,955,991
Net realized gain (loss) on futures contracts	—	—	—	87,794
Net realized gain (loss) on foreign currency contracts	—	—	—	—
Net change in unrealized appreciation/depreciation on investments, options, futures contracts and foreign currency translation	(18,379,299)	1,495,058	(23,994,217)	1,357,532

Change in net assets resulting from operations	24,796,519	33,241,915	9,688,925	33,014,982

Distributions to Shareholders—
Distributions to shareholders from net investment income
Investor Class of Shares	(2,278,776)	(8,600,689)	(274,807)	(1,784,677)
Advisor Class of Shares	(83,803)	(273,887)	(10,487)	(60,788)
Institutional Class of Shares	—	—	—	—
Distributions to shareholders from net realized gain on investments
Investor Class of Shares	(41,137,284)	(17,406,313)	(31,496,880)	—
Advisor Class of Shares	(1,526,618)	(533,830)	(1,201,535)	—
Institutional Class of Shares	—	—	—	—

Change in net assets resulting from distributions to shareholders	(45,026,481)	(26,814,719)	(32,983,709)	(1,845,465)

Capital Stock Transactions—
Proceeds from sale of shares	12,221,949	28,445,249	9,935,121	17,505,093
Net asset value of shares issued to shareholders in payment of distributions declared	43,214,883	22,317,700	32,278,123	1,239,705
Cost of shares redeemed	(37,670,899)	(85,033,510)	(21,775,234)	(69,634,808)
Redemption fees	140	681	199	512

Change in net assets resulting from capital stock transactions	17,766,073	(34,269,880)	20,438,209	(50,889,498)

Change in net assets	(2,463,889)	(27,842,684)	(2,856,575)	(19,719,981)
Net Assets:
Beginning of period	340,766,245	368,608,929	246,089,786	265,809,767

End of period	$338,302,356	$340,766,245	$243,233,211	$246,089,786

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$1,066,089	$988,170	$(17,193)	$285,239

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Mid-Cap Value Fund		Mid-Cap Growth Fund		Small-Cap Growth Fund		International Stock Fund
Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005

$1,519,371	$1,441,208	$(566,666)	$(1,324,070)	$(758,651)	$(1,854,322)	$(696,506)	$3,795,894
24,498,031	54,501,720	8,805,076	23,363,165	13,788,212	11,321,080	53,859,174	58,410,768
260,785	1,945,332	305,802	606,626	671,448	472,396	—	—
—	—	—	—	—	—	(465,941)	(1,700,636)

5,785,344	37,615,947	9,882,803	15,714,289	16,684,703	25,631,554	1,568,935	31,379,173

32,063,531	95,504,207	18,427,015	38,360,010	30,385,712	35,570,708	54,265,662	91,885,199

(2,131,338)	(2,172,992)	—	—	—	—	(1,630,652)	(1,270,574)
(42,247)	(41,606)	—	—	—	—	(45,793)	(28,611)
—	—	—	—	—	—	(1,583,456)	(1,325,794)

(60,368,022)	(32,166,898)	—	—	(12,952,104)	—	—	—
(1,209,654)	(594,236)	—	—	(527,827)	—	—	—
—	—	—	—	—	—	—	—

(63,751,261)	(34,975,732)	—	—	(13,479,931)	—	(3,259,901)	(2,624,979)

57,379,713	146,768,005	10,328,000	16,651,326	11,651,959	22,523,133	40,853,316	75,193,217
62,159,936	33,920,383	—	—	13,131,470	—	2,476,313	1,966,320
(51,024,831)	(62,993,198)	(16,884,767)	(66,933,633)	(15,340,127)	(31,327,235)	(61,527,089)	(264,200,728)
6,278	5,443	70	523	306	734	945	5,428

68,521,096	117,700,633	(6,556,697)	(50,281,784)	9,443,608	(8,803,368)	(18,196,515)	(187,035,763)

36,833,366	178,229,108	11,870,318	(11,921,774)	26,349,389	26,767,340	32,809,246	(97,775,543)

649,789,820	471,560,712	176,920,165	188,841,939	161,499,680	134,732,340	364,850,814	462,626,357

$686,623,186	$649,789,820	$188,790,483	$176,920,165	$187,849,069	$161,499,680	$397,660,060	$364,850,814

$168,900	$823,114	$(566,666)	$—	$(758,651)	$—	$(934,939)	$3,021,468

Statements of Changes in Net Assets

	Government Income Fund		Intermediate Bond Fund
	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Increase (Decrease) in Net Assets
Operations—
Net investment income (loss)	$11,403,394	$15,064,952	$13,986,561	$23,447,343
Net realized gain (loss) on investment transactions and options	(2,352,341)	3,602,480	(4,885,258)	423,579
Net realized gain (loss) on futures contracts	—	—	—	—
Net realized gain (loss) on foreign currency contracts	—	—	—	—
Net change in unrealized appreciation/depreciation on investments, options, futures contracts and foreign currency translation	(6,288,167)	(4,212,066)	(7,149,432)	(5,475,618)

Change in net assets resulting from operations	2,762,886	14,455,366	1,951,871	18,395,304

Distributions to Shareholders—
Distributions to shareholders from net investment income
Investor Class of Shares	(11,055,124)	(15,616,752)	(13,694,456)	(24,618,631)
Advisor Class of Shares	(137,394)	(223,191)	(138,542)	(261,016)
Institutional Class of Shares	—	—	—	—
Distributions to shareholders from net realized gain on investments
Investor Class of Shares	—	—	—	—
Advisor Class of Shares	—	—	—	—
Institutional Class of Shares	—	—	—	—

Change in net assets resulting from distributions to shareholders	(11,192,518)	(15,839,943)	(13,832,998)	(24,879,647)

Capital Stock Transactions—
Proceeds from sale of shares	99,736,772	172,498,659	57,854,906	95,921,548
Net asset value of shares issued to shareholders in payment of distributions declared	7,729,518	10,065,417	8,397,391	14,342,634
Cost of shares redeemed	(41,239,288)	(48,585,491)	(37,617,981)	(82,472,367)
Redemption fees	16,317	13,528	2,751	2,279

Change in net assets resulting from capital stock transactions	66,243,319	133,992,113	28,637,067	27,794,094

Change in net assets	57,813,687	132,607,536	16,755,940	21,309,751
Net Assets:
Beginning of period	482,438,931	349,831,395	654,083,337	632,773,586

End of period	$540,252,618	$482,438,931	$670,839,277	$654,083,337

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$1,565,990	$692,287	$1,978,309	$496,573

(1)	Commenced operations on September 22, 2004.

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund		Short-Term Income Fund		Government Money Market Fund		Prime Money Market Fund		Tax-Free Money Market Fund
Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005(1)

$1,475,194	$3,230,429	$2,313,370	$4,437,445	$3,409,967	$3,954,318	$74,383,676	$80,150,986	$2,837,517	$2,110,311
111,220	1,551,462	3,903	(77,260)	—	—	(51,696)	6,471	10,402	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

(1,277,739)	(3,090,710)	(715,834)	(1,819,798)	—	—	—	—	—	—

308,675	1,691,181	1,601,439	2,540,387	3,409,967	3,954,318	74,331,980	80,157,457	2,847,919	2,110,311

(1,445,288)	(3,228,761)	(2,675,984)	(5,449,947)	(1,908,106)	(2,355,328)	(39,138,605)	(45,887,493)	(2,121,285)	(2,019,005)
—	—	(54,211)	(98,994)	—	—	(1,335,623)	(1,580,750)	—	—
—	—	—	—	(1,501,861)	(1,598,990)	(33,909,448)	(32,682,743)	(716,233)	(91,252)

(2,148,867)	(49,146)	—	—	—	—	—	—	(1,677)	—
—	—	—	—	—	—	—	—	(6,663)	—
—	—	—	—	—	—	—	—	—	—

(3,594,155)	(3,277,907)	(2,730,195)	(5,548,941)	(3,409,967)	(3,954,318)	(74,383,676)	(80,150,986)	(2,845,858)	(2,110,257)

12,044,827	12,130,236	7,464,818	30,460,670	1,590,551,571	3,090,240,254	7,948,652,703	13,537,482,744	400,521,934	573,350,458
2,323,387	465,638	1,113,141	2,242,778	2,717,618	2,851,886	17,119,401	19,917,654	649,746	462,243
(19,103,502)	(17,342,348)	(20,254,092)	(42,658,748)	(1,561,425,224)	(3,116,620,951)	(7,762,897,493)	(13,592,936,840)	(274,316,428)	(406,775,836)
—	—	45	658	—	—	—	—	—	—

(4,735,288)	(4,746,474)	(11,676,088)	(9,954,642)	31,843,965	(23,528,811)	202,874,611	(35,536,442)	126,855,252	167,036,865

(8,020,768)	(6,333,200)	(12,804,844)	(12,963,196)	31,843,965	(23,528,811)	202,822,915	(35,529,971)	126,857,313	167,036,919

90,619,250	96,952,450	138,685,725	151,648,921	159,084,230	182,613,041	3,705,112,242	3,740,642,213	167,036,919	—

$82,598,482	$90,619,250	$125,880,881	$138,685,725	$190,928,195	$159,084,230	$3,907,935,157	$3,705,112,242	$293,894,232	$167,036,919

$27,712	$(525)	$(385,204)	$31,621	$—	$—	$9,176	$9,176	$53	$54

Statement of Cash Flows

Government Income Fund
Six Months Ended February 28, 2006 (Unaudited)
Increase (Decrease) in Cash
Cash Flows from Operating Activities
Change in net assets resulting from operations	$2,762,886
Adjustments to Reconcile Change in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Purchases of investment securities	(1,881,962,308)
Paydown on investment securities	38,747,200
Realized gain on paydowns	(73,648)
Proceeds from sale of investment securities	1,682,484,352
Net purchases of short term investment securities	33,420,755
Increase in income receivable	(921,509)
Increase in payable on collateral due to broker	78,877,110
Increase in payable to affiliates	9,594
Increase in accrued expenses	(84,665)
Decrease in receivable for investments sold	(74,841,462)
Increase in payable for investments purchased	(61,386,279)
Net realized loss on investments	2,441,020
Net amortization/accretion of premium/discount	859,908
Net unrealized depreciation on investments	6,154,743

Net cash used in operating activities	(173,512,303)

Cash Flows from Financing Activities
Cash received from dollar roll transactions, net	117,641,684
Proceeds from sale of shares	100,355,793
Cash distributions paid	(3,351,093)
Payment of shares redeemed	(41,134,081)

Net cash provided in financing activities	173,512,303

Net change in cash	—

Cash:
Beginning of period	—

End of period	$—

Supplemental disclosure of cash flow information. Non-cash financing not included herein consists of reinvestment of dividend and distributions of $7,729,518.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency	Total from investment operations	Dividends to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency	Total distributions	Net asset value, end of period	Total return(1)		Ratios to Average Net Assets						Net assets, end of, period (000 omitted)	Portfolio turnover rate
												Expenses		Net investment income (loss)		Expense waiver(2)
Large-Cap Value Fund
2001	$14.62	0.16		0.16	0.32	(0.14)	(0.10)	(0.24)	$14.70	2.20%		1.19%		1.09%		0.25%		$3,628	78%
2002(3)	$14.70	0.14		(1.99)	(1.85)	(0.18)	(0.55)	(0.73)	$12.12	(13.16)%		1.20%		1.30%		0.25%		$4,360	50%
2003(3)	$12.12	0.24		0.42	0.66	(0.20)	—	(0.20)	$12.58	5.56%		1.23%		2.03%		0.25%		$5,757	62%
2004(3)	$12.58	0.30		1.62	1.92	(0.30)	—	(0.30)	$14.20	15.39%		1.22%		2.30%		0.25%		$10,255	103%
2005(3)	$14.20	0.32		1.01	1.33	(0.35)	(0.72)	(1.07)	$14.46	9.77%		1.22%		2.30%		0.25%		$11,918	103%
2006(9)	$14.46	0.10		0.91	1.01	(0.10)	(1.88)	(1.98)	$13.49	7.58	%(8)	1.22	%(7)	1.46	%(7)	0.09	%(7)	$12,277	89%
Large-Cap Growth Fund
2001	$19.22	0.01		(4.66)	(4.65)	(0.01)	(0.81)	(0.82)	$13.75	(24.79)%		1.19%		0.05%		0.25%		$4,771	63%
2002(3)	$13.75	0.01		(3.16)	(3.15)	(0.01)	—	(0.01)	$10.59	(22.94)%		1.21%		0.01%		0.25%		$4,964	62%
2003(3)	$10.59	0.04		0.71	0.75	(0.02)	—	(0.02)	$11.32	7.11%		1.28%		0.37%		0.25%		$6,349	73%
2004(3)	$11.32	0.02		0.78	0.80	(0.02)	—	(0.02)	$12.10	7.08%		1.25%		0.20%		0.25%		$8,126	129%
2005(3)	$12.10	0.08		1.55	1.63	(0.09)	—	(0.09)	$13.64	13.51%		1.26%		0.63%		0.25%		$8,796	146%
2006(9)	$13.64	0.07		0.47	0.54	(0.01)	(1.87)	(1.88)	$12.30	4.05	%(8)	1.26	%(7)	1.25	%(7)	0.09	%(7)	$8,985	117%
Mid-Cap Value Fund
2001	$10.85	0.02		2.62	2.64	(0.07)	(0.70)	(0.77)	$12.72	25.80%		1.30%		0.17%		0.25%		$2,288	104%
2002(3)	$12.72	0.02		(0.40)	(0.38)	(0.01)	(1.68)	(1.69)	$10.65	(4.25)%		1.26%		0.13%		0.25%		$3,956	44%
2003(3)	$10.65	0.01		1.86	1.87	(0.01)	—	(0.01)	$12.51	17.63%		1.27%		0.13%		0.25%		$5,428	39%
2004(3)	$12.51	0.05		2.14	2.19	(0.01)	(0.45)	(0.46)	$14.24	17.76%		1.22%		0.42%		0.25%		$8,456	33%
2005(3)	$14.24	0.03		2.61	2.64	(0.06)	(0.96)	(1.02)	$15.86	19.16%		1.20%		0.25%		0.25%		$12,497	37%
2006(9)	$15.86	0.03		0.71	0.74	(0.05)	(1.50)	(1.55)	$15.05	4.91	%(8)	1.19	%(7)	0.46	%(7)	0.09	%(7)	$13,247	36%
Mid-Cap Growth Fund
2001	$27.43	(0.06	)(4)	(8.67)	(8.73)	—	(4.97)	(4.97)	$13.73	(34.17)%		1.19%		(0.39)%		0.25%		$3,051	118%
2002(3)	$13.73	(0.09	)(4)	(4.29)	(4.38)	—	(0.04)	(0.04)	$9.31	(32.01)%		1.24%		(0.73)%		0.25%		$2,596	167%
2003(3)	$9.31	(0.08	)(4)	2.34	2.26	—	—	—	$11.57	24.27%		1.28%		(0.79)%		0.25%		$3,663	121%
2004(3)	$11.57	(0.10	)(4)	(0.32)	(0.42)	—	—	—	$11.15	(3.63)%		1.24%		(0.84)%		0.25%		$4,209	240%
2005(3)	$11.15	(0.10)		2.60	2.50	—	—	—	$13.65	22.42%		1.29%		(0.72)%		0.26%		$4,784	188%
2006(9)	$13.65	(0.05)		1.51	1.46	—	—	—	$15.11	10.70	%(8)	1.30	%(7)	(0.64	)%(7)	0.09	%(7)	$5,050	72%
Small-Cap Growth Fund
2001	$18.82	(0.08	)(4)	(4.52)	(4.60)	—	(1.63)	(1.63)	$12.59	(24.23)%		1.58%		(0.70)%		0.25%		$2,399	287%
2002(3)	$12.59	(0.14	)(4)	(3.12)	(3.26)	—	(0.58)	(0.58)	$8.75	(27.23)%		1.63%		(1.21)%		0.25%		$2,440	292%
2003(3)	$8.75	(0.07	)(4)	3.15	3.08	—	—	—	$11.83	35.20%		1.72%		(0.76)%		0.25%		$3,763	248%
2004(3)	$11.83	(0.17	)(4)	0.94	0.77	—	—	—	$12.60	6.51%		1.58%		(1.29)%		0.25%		$4,857	267%
2005(3)	$12.60	(0.18)		3.60	3.42	—	—	—	$16.02	27.14%		1.55%		(1.21)%		0.26%		$6,173	195%
2006(9)	$16.02	(0.07)		3.01	2.94	—	(1.37)	(1.37)	$17.59	19.16	%(8)	1.54	%(7)	(0.90	)%(7)	0.08	%(7)	$7,126	77%
International Stock Fund
2001	$16.33	0.04	(4)	(4.03)	(3.99)	—	(1.61)	(1.61)	$10.73	(26.36)%		1.46%		0.34%		0.27%		$3,555	156%
2002(3)	$10.73	0.03	(4)	(1.46)	(1.43)	—	—	—	$9.30	(13.33)%		1.49%		0.30%		0.27%		$4,183	83%
2003(3)	$9.30	0.05	(4)	0.66	0.71	—	—	—	$10.01	7.63%		1.54%		0.59%		0.27%		$3,735	171%
2004(3)	$10.01	0.00	(4)	1.03	1.03	(0.04)	—	(0.04)	$11.00	10.28%		1.50%		0.03%		0.27%		$4,455	137%
2005(3)	$11.00	0.09		2.33	2.42	(0.07)	—	(0.07)	$13.35	22.03%		1.48%		0.70%		0.27%		$5,449	150%
2006(9)	$13.35	(0.03)		2.15	2.12	(0.12)	—	(0.12)	$15.35	15.90	%(8)	1.50	%(7)	(0.49	)%(7)	0.28	%(7)	$6,551	85%
Government Income Fund
2001	$9.20	0.55		0.33	0.88	(0.55)	—	(0.55)	$9.53	9.77%		1.10%		5.81%		0.35%		$2,451	122%
2002(3)	$9.53	0.47	(4)(5)	0.20 (5)	0.67	(0.48)	—	(0.48)	$9.72	7.25%		1.10%		4.90	%(5)	0.35%		$3,839	76%
2003(3)	$9.72	0.30	(4)	(0.09)	0.21	(0.33)	—	(0.33)	$9.60	2.22%		1.10%		3.06%		0.35%		$4,615	539%
2004(3)	$9.60	0.41	(4)	0.08	0.49	(0.45)	—	(0.45)	$9.64	5.26%		1.10%		4.30%		0.35%		$5,579	113%
2005(3)	$9.64	0.34		(0.02)	0.32	(0.36)	—	(0.36)	$9.60	3.37%		1.11%		3.52%		0.35%		$6,519	561%
2006(9)	$9.60	0.20		(0.16)	0.04	(0.20)	—	(0.20)	$9.44	0.40	%(8)	1.10	%(7)	4.29	%(7)	0.19	%(7)	$6,644	411%

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency		Total from investment operations	Dividends to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency	Total distributions	Net asset value, end of period	Total return(1)		Ratios to Average Net Assets						Net assets, end of period (000 omitted)	Portfolio turnover rate
													Expenses		Net investment income (loss)		Expense waiver(2)
Intermediate Bond Fund
2001	$9.16	0.53		0.35		0.88	(0.53)	—	(0.53)	$9.51	9.89%		0.95%		5.67%		0.31%		$3,230	273%
2002(3)	$9.51	0.45	(4)(5)	(0.04	)(5)	0.41	(0.48)	—	(0.48)	$9.44	4.46%		0.95%		4.77	%(5)	0.31%		$4,255	187%
2003(3)	$9.44	0.39	(4)	0.06		0.45	(0.42)	—	(0.42)	$9.47	4.86%		0.95%		4.05%		0.31%		$5,403	317%
2004(3)	$9.47	0.39	(4)	0.02		0.41	(0.38)	—	(0.38)	$9.50	4.44%		0.95%		4.06%		0.31%		$6,865	279%
2005(3)	$9.50	0.33		(0.08)		0.25	(0.35)	—	(0.35)	$9.40	2.66%		0.96%		3.47%		0.32%		$7,123	357%
2006(9)	$9.40	0.23		(0.21)		0.02	(0.19)	—	(0.19)	$9.23	0.18	%(8)	0.96	%(7)	4.09	%(7)	0.15	%(7)	$6,804	205%
Short-Term Income Fund
2001(6)	$9.26	0.46		0.28		0.74	(0.46)	—	(0.46)	$9.54	8.15	%(8)	0.76	%(7)	5.68	%(7)	0.59	%(7)	$97	79%
2002(3)	$9.54	0.39	(4)(5)	(0.06	)(5)	0.33	(0.45)	—	(0.45)	$9.42	3.53%		0.79%		4.21	%(5)	0.59%		$824	54%
2003(3)	$9.42	0.30	(4)	(0.02)		0.28	(0.38)	—	(0.38)	$9.32	2.99%		0.81%		3.19%		0.59%		$2,207	43%
2004(3)	$9.32	0.25	(4)	(0.02)		0.23	(0.34)	—	(0.34)	$9.21	2.51%		0.77%		2.70%		0.59%		$2,914	40%
2005(3)	$9.21	0.25		(0.11)		0.14	(0.32)	—	(0.32)	$9.03	1.51%		0.77%		2.72%		0.59%		$2,792	52%
2006(9)	$9.03	0.15		(0.04)		0.11	(0.18)	—	(0.18)	$8.96	1.19	%(8)	0.77	%(7)	3.32	%(7)	0.43	%(7)	$2,786	6%
Prime Money Market Fund
2001	$1.00	0.05		—		0.05	(0.05)	—	(0.05)	$1.00	5.00%		0.76%		4.90%		0.05%		$127,707	—
2002	$1.00	0.02		—		0.02	(0.02)	—	(0.02)	$1.00	1.69%		0.75%		1.69%		0.04%		$113,662	—
2003	$1.00	0.01		—		0.01	(0.01)	—	(0.01)	$1.00	0.75%		0.75%		0.74%		0.03%		$93,059	—
2004	$1.00	0.01	(4)	—		0.01	(0.01)	—	(0.01)	$1.00	0.46%		0.75%		0.45%		0.04%		$84,397	—
2005	$1.00	0.02		—		0.02	(0.02)	—	(0.02)	$1.00	1.91%		0.75%		1.90%		0.04%		$75,993	—
2006(9)	$1.00	0.02		—		0.02	(0.02)	—	(0.02)	$1.00	1.70	%(8)	0.75	%(7)	4.26	%(7)	0.04	%(7)	$83,172	—

(1)	Based on net asset value, which does not reflect the sales charge, or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios.
(3)	Effective September 1, 2001, the Funds adopted the provisions of the revised American Institute of Certified Public Accountants (“AICPA”) Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of redemption fees. Redemption fees consisted of the following per share amounts:

	Per Share Amount
Fund	2002	2003	2004	2005	2006
International Stock Fund	$0.01	$0.01	$0.01	$0.00	$0.00

Funds not shown had redemption fees of less than $0.01. Periods prior to September 1, 2001 have not been restated to reflect this change.

(4)	Per share information is based on average shares outstanding.

(5) Effective September 1, 2001, the Government Income Fund, Intermediate Bond Fund and Short-Term Income Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was as follows:

	Net Investment Income per Share	Net Realized/Unrealized Gain/Loss per Share	Ratio of Net Investment Income to Average Net Assets
Increase (Decrease)
Government Income Fund	$(0.01)	$0.01	(0.12)%
Intermediate Bond Fund	(0.03)	0.03	(0.32)
Short-Term Income Fund	(0.04)	0.04	(0.40)

Per share, ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(6)	Reflects operations for the period from October 31, 2000 (start of performance) to August 31, 2001.
(7)	Annualized.
(8)	Unannualized.
(9)	For the six months ended February 28, 2006 (unaudited).

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency	Total from investment operations	Dividends to shareholders from net investment income	Distributions to shareholders from net realized gain on investments and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)		Ratios to Average Net Assets						Net assets, end of period (000 omitted)	Portfolio turnover rate
												Expenses		Net investment income (loss)		Expense waiver(2)
International Stock Fund
2001	$16.35	0.07	(3)	(4.04)	(3.97)	—	(1.61)	(1.61)	$10.77	(26.19)%		1.21%		0.55%		0.02%		$109,367	156%
2002(4)	$10.77	0.06	(3)	(1.46)	(1.40)	—	—	—	$9.37	(13.00)%		1.24%		0.59%		0.02%		$102,233	83%
2003(4)	$9.37	0.08	(3)	0.66	0.74	—	—	—	$10.11	7.90%		1.29%		0.90%		0.02%		$116,761	171%
2004(4)	$10.11	0.04	(3)	1.02	1.06	(0.06)	—	(0.06)	$11.11	10.52%		1.25%		0.36%		0.02%		$242,089	137%
2005(4)	$11.11	0.16		2.32	2.48	(0.07)	—	(0.07)	$13.52	22.38%		1.23%		0.95%		0.02%		$168,128	150%
2006(9)	$13.52	0.01		2.13	2.14	(0.15)	—	(0.15)	$15.51	15.91	%(7)	1.25	%(5)	(0.24	)%(5)	0.03	%(5)	$169,579	85%
Government Money Market Fund
2004(6)	$1.00	—		—	—	—	—	—	$1.00	0.28	%(7)	0.20	%(5)	1.18	%(5)	0.17	%(5)	$64,212	—
2005	$1.00	0.02		—	0.02	(0.02)	—	(0.02)	$1.00	2.37%		0.20%		2.34%		0.18%		$37,372	—
2006(9)	$1.00	0.02		—	0.02	(0.02)	—	(0.02)	$1.00	1.93	%(7)	0.20	%(5)	3.85	%(5)	0.18	%(5)	$84,427	—
Prime Money Market Fund
2001	$1.00	0.05		—	0.05	(0.05)	—	(0.05)	$1.00	5.58%		0.21%		4.98%		0.05%		$914,693	—
2002	$1.00	0.02		—	0.02	(0.02)	—	(0.02)	$1.00	2.25%		0.20%		2.24%		0.04%		$910,196	—
2003	$1.00	0.01		—	0.01	(0.01)	—	(0.01)	$1.00	1.30%		0.20%		1.26%		0.03%		$1,302,242	—
2004	$1.00	0.01	(3)	—	0.01	(0.01)	—	(0.01)	$1.00	1.01%		0.20%		1.01%		0.04%		$1,532,640	—
2005	$1.00	0.02		—	0.02	(0.02)	—	(0.02)	$1.00	2.47%		0.20%		2.45%		0.04%		$1,550,128	—
2006(9)	$1.00	0.02		—	0.02	(0.02)	—	(0.02)	$1.00	1.98	%(7)	0.20	%(5)	3.37	%(5)	0.04	%(5)	$1,706,859	—
Tax-Free Money Market Fund
2005(8)	$1.00	—		—	—	—	—	—	$1.00	0.39	%(7)	0.20	%(5)	0.78	%(5)	0.06	%(5)	$24,211	—
2006(9)	$1.00	0.01		—	0.01	(0.01)	—	(0.01)	$1.00	1.39	%(7)	0.20	%(5)	2.80	%(5)	0.12	%(5)	$101,253	—

(1)	Based on net asset value, which does not reflect the sales charge, or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios.
(3)	Per share information is based on average shares outstanding.
(4)	Effective September 1, 2001, the Funds adopted the provisions of the revised American Institute of Certified Public Accountants (“AICPA”) Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of redemption fees. Redemption fees consisted of the following per share amounts:

	Per Share Amount
Fund	2002	2003	2004	2005	2006
International Stock Fund	$0.01	$0.01	$0.00	$0.00	$0.00

Funds not shown had redemption fees of less than $0.01. Periods prior to September 1, 2001 have not been restated to reflect this change.

(5)	Annualized.
(6)	Reflects operations for the period from May 28, 2004 (start of performance) to August 31, 2004.
(7)	Unannualized.
(8)	Reflects operations for the period from June 29, 2005 (start of performance) to August 31, 2005.
(9)	For the six months ended February 28, 2006 (unaudited).

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency	Total distributions	Net asset value, end of period	Total return(1)		Ratios to Average Net Assets						Net assets, end of period (000 omitted)	Portfolio turnover rate
												Expenses		Net investment income (loss)		Expense waiver(2)
Large-Cap Value Fund
2001	$14.62	0.16		0.16	0.32	(0.14)	(0.10)	(0.24)	$14.70	2.20%		1.19%		1.07%		—		$414,651	78%
2002(3)	$14.70	0.14		(1.99)	(1.85)	(0.18)	(0.55)	(0.73)	$12.12	(13.16)%		1.20%		1.28%		—		$338,512	50%
2003(3)	$12.12	0.24		0.42	0.66	(0.20)	—	(0.20)	$12.58	5.56%		1.23%		2.04%		—		$343,475	62%
2004(3)	$12.58	0.30		1.62	1.92	(0.30)	—	(0.30)	$14.20	15.39%		1.22%		2.27%		—		$358,354	103%
2005(3)	$14.20	0.33		1.00	1.33	(0.35)	(0.72)	(1.07)	$14.46	9.77%		1.22%		2.30%		—		$328,848	103%
2006(11)	$14.46	0.10		0.91	1.01	(0.10)	(1.88)	(1.98)	$13.49	7.58	%(8)	1.22	%(9)	1.46	%(9)	—		$326,026	89%
Large-Cap Growth Fund
2001	$19.22	0.01		(4.66)	(4.65)	(0.01)	(0.81)	(0.82)	$13.75	(24.79)%		1.19%		0.03%		—		$386,911	63%
2002(3)	$13.75	0.01		(3.16)	(3.15)	(0.01)	—	(0.01)	$10.59	(22.94)%		1.21%		0.01%		—		$274,960	62%
2003(3)	$10.59	0.04		0.71	0.75	(0.02)	(1.87)	(0.02)	$11.32	7.11%		1.28%		0.38%		—		$254,286	73%
2004(3)	$11.32	0.02		0.78	0.80	(0.02)	—	(0.02)	$12.10	7.08%		1.25%		0.20%		—		$257,684	129%
2005(3)	$12.10	0.09		1.54	1.63	(0.09)	—	(0.09)	$13.64	13.51%		1.26%		0.63%		—		$237,294	146%
2006(11)	$13.64	0.07		0.47	0.54	(0.01)	(1.87)	(1.88)	$12.30	4.05	%(8)	1.26	%(9)	1.25	%(9)	0.01	%(9)	$234,249	117%
Mid-Cap Value Fund
2001	$10.85	0.02		2.62	2.64	(0.07)	(0.70)	(0.77)	$12.72	25.80%		1.30%		0.16%		—		$172,719	104%
2002(3)	$12.72	0.02		(0.40)	(0.38)	(0.01)	(1.68)	(1.69)	$10.65	(4.25)%		1.26%		0.13%		—		$196,254	44%
2003(3)	$10.65	0.01		1.86	1.87	(0.01)	—	(0.01)	$12.51	17.63%		1.27%		0.13%		—		$267,309	39%
2004(3)	$12.51	0.05		2.14	2.19	(0.01)	(0.45)	(0.46)	$14.24	17.76%		1.22%		0.44%		—		$463,104	33%
2005(3)	$14.24	0.03		2.61	2.64	(0.06)	(0.96)	(1.02)	$15.86	19.16%		1.20%		0.25%		—		$637,293	37%
2006(11)	$15.86	0.03		0.71	0.74	(0.05)	(1.50)	(1.55)	$15.05	4.91	%(8)	1.19	%(9)	0.46	%(9)	0.01	%(9)	$673,376	36%
Mid-Cap Growth Fund
2001	$27.43	(0.06	)(4)	(8.67)	(8.73)	—	(4.97)	(4.97)	$13.73	(34.17)%		1.19%		(0.39)%		—		$333,718	118%
2002(3)	$13.73	(0.09	)(4)	(4.29)	(4.38)	—	(0.04)	(0.04)	$9.31	(32.01)%		1.24%		(0.72)%		—		$203,010	167%
2003(3)	$9.31	(0.08	)(4)	2.34	2.26	—	—	—	$11.57	24.27%		1.28%		(0.78)%		—		$236,981	121%
2004(3)	$11.57	(0.10	)(4)	(0.32)	(0.42)	—	—	—	$11.15	(3.63)%		1.24%		(0.85)%		—		$184,632	240%
2005(3)	$11.15	(0.10)		2.60	2.50	—	—	—	$13.65	22.42%		1.29%		(0.72)%		0.01%		$172,137	188%
2006(11)	$13.65	(0.05)		1.51	1.46	—	—	—	$15.11	10.70	%(8)	1.30	%(9)	(0.64	)%(9)	—		$183,741	72%
Small-Cap Growth Fund
2001	$18.82	(0.08	)(4)	(4.52)	(4.60)	—	(1.63)	(1.63)	$12.59	(24.23)%		1.58%		(0.62)%		—		$105,397	287%
2002(3)	$12.59	(0.14	)(4)	(3.12)	(3.26)	—	(0.58)	(0.58)	$8.75	(27.23)%		1.63%		(1.20)%		—		$77,713	292%
2003(3)	$8.75	(0.07	)(4)	3.15	3.08	—	—	—	$11.83	35.20%		1.72%		(0.82)%		—		$90,126	248%
2004(3)	$11.83	(0.17	)(4)	0.94	0.77	—	—	—	$12.60	6.51%		1.58%		(1.28)%		—		$129,875	267%
2005(3)	$12.60	(0.18)		3.60	3.42	—	—	—	$16.02	27.14%		1.55%		(1.21)%		0.01%		$155,327	195%
2006(11)	$16.02	(0.07)		3.01	2.94	—	(1.37)	(1.37)	$17.59	19.16	%(8)	1.54	%(9)	(0.90	)%(9)	—		$180,723	77%
International Stock Fund
2001	$16.33	0.03	(4)	(4.02)	(3.99)	—	(1.61)	(1.61)	$10.73	(26.36)%		1.46%		0.25%		0.02%		$246,649	156%
2002(3)	$10.73	0.03	(4)	(1.45)	(1.42)	—	—	—	$9.31	(13.23)%		1.49%		0.32%		0.02%		$195,496	83%
2003(3)	$9.31	0.06	(4)	0.65	0.71	—	—	—	$10.02	7.63%		1.54%		0.65%		0.02%		$204,477	171%
2004(3)	$10.02	0.00	(4)	1.02	1.02	(0.04)	—	(0.04)	$11.00	10.20%		1.50%		0.00	%(5)	0.02%		$216,082	137%
2005(3)	$11.00	0.09		2.33	2.42	(0.07)	—	(0.07)	$13.35	22.03%		1.48%		0.70%		0.02%		$191,274	150%
2006(11)	$13.35	(0.03)		2.15	2.12	(0.12)	—	(0.12)	$15.35	15.90	%(8)	1.50	%(9)	(0.50	)%(9)	0.03	%(9)	$221,530	85%
Government Income Fund
2001	$9.20	0.57		0.33	0.90	(0.57)	—	(0.57)	$9.53	10.02%		0.87%		6.04%		0.33%		$380,308	122%
2002(3)	$9.53	0.49	(4)(6)	0.20 (6)	0.69	(0.50)	—	(0.50)	$9.72	7.50%		0.87%		5.16	%(6)	0.33%		$377,594	76%
2003(3)	$9.72	0.32	(4)	(0.08)	0.24	(0.36)	—	(0.36)	$9.60	2.45%		0.87%		3.30%		0.33%		$382,287	539%
2004(3)	$9.60	0.43	(4)	0.09	0.52	(0.48)	—	(0.48)	$9.64	5.50%		0.87%		4.49%		0.33%		$344,253	113%
2005(3)	$9.64	0.37		(0.03)	0.34	(0.38)	—	(0.38)	$9.60	3.61%		0.88%		3.75%		0.33%		$475,920	561%
2006(11)	$9.60	0.21		(0.16)	0.05	(0.21)	—	(0.21)	$9.44	0.51	%(8)	0.87	%(9)	4.52	%(9)	0.34	%(9)	$533,609	411%

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency		Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency	Total distributions	Net asset value, end of period	Total return(1)		Ratios to Average Net Assets						Net assets, end of period (000 omitted)	Portfolio turnover rate
													Expenses		Net investment income (loss)		Expense waiver(2)
Intermediate Bond Fund
2001	$9.16	0.55		0.35		0.90	(0.55)	—	(0.55)	$9.51	10.14%		0.72%		5.93%		0.29%		$640,863	273%
2002(3)	$9.51	0.47	(4)(6)	(0.04	)(6)	0.43	(0.50)	—	(0.50)	$9.44	4.70%		0.72%		5.00	%(6)	0.29%		$631,518	187%
2003(3)	$9.44	0.41	(4)	0.07		0.48	(0.45)	—	(0.45)	$9.47	5.10%		0.72%		4.30%		0.29%		$629,664	317%
2004(3)	$9.47	0.38	(4)	0.06		0.44	(0.41)	—	(0.41)	$9.50	4.68%		0.72%		3.98%		0.29%		$625,908	279%
2005(3)	$9.50	0.35		(0.08)		0.27	(0.37)	—	(0.37)	$9.40	2.90%		0.73%		3.70%		0.30%		$646,961	357%
2006(11)	$9.40	0.24		(0.21)		0.03	(0.20)	—	(0.20)	$9.23	0.29	%(8)	0.73	%(9)	4.32	%(9)	0.30	%(9)	$664,035	205%
Intermediate Tax-Free Fund
2001	$9.95	0.43		0.40		0.83	(0.43)	—	(0.43)	$10.35	8.52%		0.62%		4.24%		0.50%		$102,300	51%
2002(3)	$10.35	0.40	(6)	0.22	(6)	0.62	(0.40)	—	(0.40)	$10.57	6.12%		0.62%		3.84	%(6)	0.50%		$109,693	27%
2003(3)	$10.57	0.38		(0.07)		0.31	(0.38)	—	(0.38)	$10.50	2.95%		0.60%		3.57%		0.50%		$102,717	17%
2004(3)	$10.50	0.37		0.13		0.50	(0.37)	(0.02)	(0.39)	$10.61	4.88%		0.62%		3.51%		0.50%		$96,952	8%
2005(3)	$10.61	0.37		(0.18)		0.19	(0.36)	(0.01)	(0.37)	$10.43	1.83%		0.61%		3.48%		0.50%		$90,619	57%
2006(11)	$10.43	0.17		(0.13)		0.04	(0.17)	(0.26)	(0.43)	$10.04	0.45	%(8)	0.62	%(9)	3.48	%(9)	0.51	%(9)	$82,598	13%
Short-Term Income Fund
2001	$9.21	0.58		0.33		0.91	(0.58)	—	(0.58)	$9.54	10.16%		0.53%		6.16%		0.57%		$126,008	79%
2002(3)	$9.54	0.42	(4)(6)	(0.07	)(6)	0.35	(0.47)	—	(0.47)	$9.42	3.77%		0.56%		4.51	%(6)	0.57%		$114,320	54%
2003(3)	$9.42	0.33	(4)	(0.03)		0.30	(0.40)	—	(0.40)	$9.32	3.22%		0.58%		3.47%		0.57%		$150,302	43%
2004(3)	$9.32	0.27	(4)	(0.02)		0.25	(0.36)	—	(0.36)	$9.21	2.75%		0.54%		2.94%		0.57%		$148,735	40%
2005(3)	$9.21	0.26		(0.10)		0.16	(0.34)	—	(0.34)	$9.03	1.74%		0.54%		2.95%		0.57%		$135,894	52%
2006(11)	$9.03	0.16		(0.04)		0.12	(0.19)	—	(0.19)	$8.96	1.30	%(8)	0.54	%(9)	3.55	%(9)	0.58	%(9)	$123,095	6%
Government Money Market Fund
2004(7)	$1.00	0.00		—		0.00	0.00	—	0.00	$1.00	0.23	%(8)	0.45	%(9)	0.96	%(9)	0.17	%(9)	$118,401	—
2005	$1.00	0.02		—		0.02	(0.02)	—	(0.02)	$1.00	2.11%		0.45%		2.09%		0.18%		$121,712	—
2006(11)	$1.00	0.02		—		0.02	(0.02)	—	(0.02)	$1.00	1.80	%(8)	0.45	%(9)	3.60	%(9)	0.18	%(9)	$106,502	—
Prime Money Market Fund
2001	$1.00	0.05		—		0.05	(0.05)	—	(0.05)	$1.00	5.32%		0.46%		5.22%		0.05%		$1,697,200	—
2002	$1.00	0.02		—		0.02	(0.02)	—	(0.02)	$1.00	1.99%		0.45%		1.95%		0.04%		$1,857,948	—
2003	$1.00	0.01		—		0.01	(0.01)	—	(0.01)	$1.00	1.05%		0.45%		1.04%		0.03%		$1,889,427	—
2004	$1.00	0.01	(4)	—		0.01	(0.01)	—	(0.01)	$1.00	0.76%		0.45%		0.76%		0.04%		$2,123,605	—
2005	$1.00	0.02		—		0.02	(0.02)	—	(0.02)	$1.00	2.22%		0.45%		2.20%		0.04%		$2,078,992	—
2006(11)	$1.00	0.02		—		0.02	(0.02)	—	(0.02)	$1.00	1.85	%(8)	0.45	%(9)	4.17	%(9)	0.04	%(9)	$2,117,904	—
Tax-Free Money Market Fund
2005(10)	$1.00	0.02		—		0.02	(0.02)	—	(0.02)	$1.00	1.60	%(8)	0.45	%(9)	1.76	%(9)	0.14	%(9)	$142,826	—
2006(11)	$1.00	0.01		—		0.01	(0.01)	—	(0.01)	$1.00	1.26	%(8)	0.45	%(9)	2.55	%(9)	0.12	%(9)	$192,641	—

(1)	Based on net asset value, which does not reflect the sales charge, or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown.
(3)	Effective September 1, 2001, the Funds adopted the provisions of the revised American Institute of Certified Public Accountants (“AICPA”) Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of redemption fees. Redemption fees consisted of the following per share amounts:

	Per Share Amount
Fund	2002	2003	2004	2005	2006
International Stock Fund	$0.01	$0.01	$0.00	$0.00	$0.00
Intermediate Tax-Free Fund	0.01	0.01	0.00	0.00	0.00

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

   Funds not shown had redemption fees of less than $0.01. Periods prior to September 1, 2001 have not been restated to reflect this change.

(4) Per	share information is based on average shares outstanding.
(5) Represents	less than 0.001%.
(6) Effective	September 1, 2001, the Government Income Fund, Intermediate Bond Fund, Intermediate Tax-Free Fund and Short-Term Income Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was as follows:

	Net Investment Income per Share	Net Realized/Unrealized Gain/Loss per Share	Ratio of Net Investment Income to Average Net Assets
Increase (Decrease)
Government Income Fund	$(0.01)	$0.01	(0.12)%
Intermediate Bond Fund	(0.03)	0.03	(0.32)
Intermediate Tax-Free Fund	0.00	(0.00)	0.00
Short-Term Income Fund	(0.04)	0.04	(0.40)

  Per share, ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(7) Reflects	operations for the period from May 17, 2004 (start of performance) to August 31, 2004.
(8) Unannualized.
(9) Annualized.
(10)	Reflects operations for the period from September 22, 2004 (start of performance) to August 31, 2005.
(11)	For the six months ended February 28, 2006 (unaudited).

(See Notes which are an integral part of the Financial Statements)

February 28, 2006 (Unaudited)

Notes to Financial Statements

1.	Organization

Marshall Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of thirteen diversified portfolios (individually referred to as the “Fund,” or collectively as the “Funds”), with multiple classes of shares as indicated in the accompanying table:

Portfolio Name	Advisor Class	Investor Class	Institutional Class	Investment Objective
Marshall Large-Cap Value Fund* (“Large-Cap Value Fund”)	X	X	—	To provide capital appreciation and above-average dividend income.
Marshall Large-Cap Growth Fund* (“Large-Cap Growth Fund”)	X	X	—	To provide capital appreciation.
Marshall Mid-Cap Value Fund (“Mid-Cap Value Fund”)	X	X	—	To provide capital appreciation.
Marshall Mid-Cap Growth Fund (“Mid-Cap Growth Fund”)	X	X	—	To provide capital appreciation.
Marshall Small-Cap Growth Fund (“Small-Cap Growth Fund”)	X	X	—	To provide capital appreciation.
Marshall International Stock Fund (“International Stock Fund”)	X	X	X	To provide capital appreciation.
Marshall Government Income Fund (“Government Income Fund”)	X	X	—	To provide current income.
Marshall Intermediate Bond Fund (“Intermediate Bond Fund”)	X	X	—	To maximize total return consistent with current income.
Marshall Intermediate Tax-Free Fund (“Intermediate Tax-Free Fund”)	—	X	—	To provide a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.
Marshall Short-Term Income Fund (“Short-Term Income Fund”)	X	X	—	To maximize total return consistent with current income.
Marshall Government Money Market Fund (“Government Money Market Fund”)	—	X	X	To provide current income consistent with stability of principal.
Marshall Prime Money Market Fund* (“Prime Money Market Fund”)	X	X	X	To provide current income consistent with stability of principal.
Marshall Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)	—	X	X	To provide current income that is exempt from federal income tax and is consistent with stability of principal.

*	Effective October 28, 2005, the Marshall Equity Income Fund changed its name to the Marshall Large-Cap Value Fund; the Marshall Large-Cap Growth & Income Fund changed its name to the Marshall Large-Cap Growth Fund; and the Marshall Money Market Fund changed its name to the Marshall Prime Money Market Fund.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

Investment Valuations—Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange or NASDAQ. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Private placement securities are valued at the mean of the latest bid and asked prices as furnished by an independent pricing service. Securities listed on a foreign exchange are valued at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of NAV or at “fair value” as discussed below. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. The money market funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value.

Securities for which market quotations are not readily available, or are deemed not to reflect fair value, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or

Notes to Financial Statements (continued)

published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

Securities held in the Marshall International Stock Fund may be listed on foreign exchanges that do not value their listed securities at the same time that the Fund calculates its NAV. Most foreign markets close well before the Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim, which may affect a security’s value.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide). The Directors have retained an independent fair value pricing service to assist in valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. As of February 28, 2006, 97.6% and 0.9% of the total investments of the International Stock Fund and the Small-Cap Growth Fund were fair valued, respectively.

Repurchase Agreements—It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Funds will enter only into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Funds’ adviser (or sub-adviser with respect to International Stock Fund) to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions—Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value.

The Funds offer multiple classes of shares (except Intermediate Tax-Free Fund) which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the average daily net assets of each class, without distinction between share classes. Expenses attributable to a particular class of shares, such as distribution fees and shareholder servicing fees are allocated directly to that class.

Premium and Discount Amortization/Paydown Gains and Losses—All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of net investment income.

Federal Income Taxes—It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

Withholding taxes on foreign dividends have been provided in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts—All Funds except the Government Money Market Fund, Prime Money Market Fund and Tax-Free Money Market Fund may purchase futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At February 28, 2006, the Funds had no outstanding futures contracts.

Written Options Contracts—All Funds except the Government Money Market Fund, Prime Money Market Fund and Tax- Free Money Market Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, for

Marshall Funds

the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the period ended February 28, 2006, the Large-Cap Value Fund had $259,605 in realized gains on written options.

The following is a summary of the Large-Cap Value Fund’s written option activity:

Contracts	Number of Contracts	Premium
Outstanding @ 8/31/05	2,052	$212,355
Options written	2,781	324,240
Options expired	(1,827)	(187,587)
Options exercised	(374)	(49,826)
Options closed	(1,859)	(204,604)

Outstanding @ 2/28/06	773	$94,578

At February 28, 2006, the Large-Cap Value Fund had the following outstanding options:

Contracts	Type	Expiration Date	Exercise Price	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
Broadcom Corp.	Call	May 2006	$46.63	100	$30,000	$(14,301)
Nucor Corp.	Call	March 2006	95.00	98	2,940	6,566
Phelps Dodge Corp.	Call	March 2006	170.00	100	1,000	6,800
Valero Energy Corp.	Call	March 2006	70.00	175	0	16,974
Altria Group, Inc.	Put	January 2007	50.00	200	21,000	11,899
Transocean, Inc.	Put	May 2006	60.00	100	7,000	4,700

Net Unrealized Depreciation on Written Options Contracts				773		$32,638

Foreign Exchange Contracts—The International Stock Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The International Stock Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the International Stock Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Stock Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At February 28, 2006, the International Stock Fund had outstanding foreign spot currency exchange contracts as set forth below:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contract at Value	Unrealized Appreciation (Depreciation)
3/1/2006	54 Swiss Franc	$41	$41	$—
3/1/2006	44,066 Euro	52,130	52,538	(408)
3/1/2006	35,297,770 Japanese Yen	304,922	304,751	171
3/1/2006	6,064,481 Thai Baht	153,804	154,872	(1,068)

Notes to Financial Statements (continued)

Foreign Currency Translation—The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FC”) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Dollar Roll Transactions—The Funds, except for the money market funds, may enter into dollar roll transactions, with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Funds loan mortgage securities to financial institutions and simultaneously agree to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Funds use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Funds’ current yield and total return.

Information regarding dollar roll transactions for the Intermediate Bond Fund for the period ended February 28, 2006, was as follows:

Maximum amount outstanding during the period	$60,589,990
Average amount outstanding during the period (1)	$23,391,032
Average shares outstanding during the period	70,473,031
Average debt per share outstanding during the period	0.33

Information regarding dollar roll transactions for the Government Income Fund for the period ended February 28, 2006, was as follows:

Maximum amount outstanding during the period	$199,733,597
Average amount outstanding during the period (1)	$82,495,527
Average shares outstanding during the period	53,788,132
Average debt per share outstanding during the period	1.53

(1)	The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the period ended February 28, 2006.

Securities Lending—The Funds participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. On May 18, 2000, the Securities and Exchange Commission issued an order to the Marshall Funds that exempts certain securities lending activities from prohibitions under the Act. Under the terms of the exemptive order, (i) the Funds may pay a portion of net revenue to Marshall & Ilsley Trust Company N.A. (“M&I Trust”) for its services as securities lending agent, and (ii) cash collateral received for a loan of one Fund’s securities may be invested jointly with collateral received for loans of other Funds’ securities.

As of February 28, 2006, the value of securities loaned, the payable due to collateral due to broker and the value of reinvested cash collateral securities was as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker
Large-Cap Value Fund	$15,029,422	$15,517,946
Large-Cap Growth Fund	12,309,813	12,709,940
Mid-Cap Value Fund	84,650,968	87,402,523
Mid-Cap Growth Fund	28,506,279	29,432,865
Small-Cap Growth Fund	51,187,259	52,851,090
International Stock Fund	89,738,226	92,655,140
Government Income Fund	186,890,476	192,965,297
Intermediate Bond Fund	196,938,379	203,339,798
Short-Term Income Fund	19,261,277	19,887,358

Marshall Funds

Cash collateral was jointly pooled and invested in the following securities as of February 28, 2006 (1):

	Large-Cap Value Fund	Large-Cap Growth Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Short-Term Income Fund	Total
Alliance & Leicester PLC, 4.560%, 3/1/2006	$439,147	$359,683	$2,473,437	$832,932	$1,495,653	$2,622,082	$5,460,797	$5,754,389	$562,800	$20,000,920
Allstate Life Global Fd II, 4.630%, 3/18/2006	439,127	359,667	2,473,323	832,893	1,495,584	2,621,962	5,460,546	5,754,124	562,774	20,000,000
American Express Credit, 4.666%, 3/5/2006	439,596	360,050	2,475,957	833,780	1,497,177	2,624,754	5,466,361	5,760,252	563,373	20,021,300
Barclays Capital Repo, 4.560%, 3/1/2006	1,756,513	1,438,667	9,893,291	3,331,573	5,982,335	10,487,847	21,842,182	23,016,496	2,251,096	80,000,000
Bayerische Landesbank NY, 4.591%, 3/24/2006	439,127	359,667	2,473,323	832,893	1,495,584	2,621,962	5,460,546	5,754,124	562,774	20,000,000
Bear Stearns Co., 4.620%, 3/5/2006	329,479	269,858	1,855,734	624,920	1,122,136	1,967,258	4,097,047	4,317,319	422,249	15,006,000
BMW US Capital LLC, 4.540%, 3/15/2006	483,031	395,626	2,720,601	916,164	1,645,109	2,884,100	6,006,480	6,329,410	619,039	21,999,560
Canadian Imperial Bank, 4.630%, 3/15/2006	329,347	269,750	1,854,992	624,670	1,121,688	1,966,471	4,095,409	4,315,593	422,080	15,000,000
CIT Group, Inc., 4.770%, 3/1/2006	439,316	359,821	2,474,384	833,251	1,496,225	2,623,087	5,462,888	5,756,593	563,015	20,008,580
Deutsche Bank Repo, 4.570%, 3/1/2006	1,976,076	1,618,500	11,129,952	3,748,020	6,730,127	11,798,828	24,572,455	25,893,559	2,532,483	90,000,000
GE Capital Corp., 4.670%, 3/17/2006	329,840	270,155	1,857,775	625,607	1,123,370	1,969,421	4,101,552	4,322,066	422,714	15,022,500
Goldman Sachs Group, 4.670%, 3/16/2006	439,432	359,915	2,475,029	833,468	1,496,616	2,623,771	5,464,313	5,758,094	563,162	20,013,800
HBOS Treasury Services PLC, 4.620%, 3/1/2006	439,127	359,667	2,473,323	832,893	1,495,584	2,621,962	5,460,546	5,754,124	562,774	20,000,000
HSBC Finance Corp., 4.561%, 3/24/2006	329,354	269,757	1,855,038	624,686	1,121,716	1,966,520	4,095,512	4,315,701	422,091	15,000,375
HSH Nordbank NY, 4.570%, 3/23/2006	439,286	359,797	2,474,216	833,194	1,496,124	2,622,908	5,462,517	5,756,201	562,977	20,007,220
IBM Corp., 4.560%, 3/8/2006	439,103	359,646	2,473,182	832,846	1,495,499	2,621,812	5,460,234	5,753,796	562,742	19,998,860
Irish Life & Permanent, 4.570%, 3/22/2006	439,079	359,626	2,473,043	832,799	1,495,415	2,621,665	5,459,929	5,753,474	562,710	19,997,740
Jackson National Life Global, 4.660%, 3/22/2006	439,239	359,757	2,473,946	833,103	1,495,961	2,622,622	5,461,922	5,755,574	562,916	20,005,040
Liquid Funding LTD, 4.550%, 3/14/2006	329,347	269,750	1,854,992	624,670	1,121,688	1,966,471	4,095,409	4,315,593	422,080	15,000,000
Merrill Lynch & Co., 4.770%, 3/11/2006	439,127	359,667	2,473,323	832,893	1,495,584	2,621,962	5,460,546	5,754,124	562,774	20,000,000
Metlife Insurance FA, 4.650%, 3/1/2006	439,127	359,667	2,473,323	832,893	1,495,584	2,621,962	5,460,546	5,754,124	562,774	20,000,000
Monumental Life FA, 4.680%, 3/15/2006	329,347	269,750	1,854,992	624,670	1,121,688	1,966,471	4,095,409	4,315,593	422,080	15,000,000
Morgan Stanley CP, 4.620%, 3/1/2006	439,142	359,679	2,473,407	832,922	1,495,635	2,622,051	5,460,731	5,754,320	562,793	20,000,680
Natexis Banq Populair NY, 4.570%, 3/23/2006	329,347	269,750	1,854,992	624,670	1,121,688	1,966,471	4,095,409	4,315,593	422,080	15,000,000
Northern Rock PLC, 4.611%, 3/3/2006	439,127	359,667	2,473,323	832,893	1,495,584	2,621,962	5,460,546	5,754,124	562,774	20,000,000
Provident Money Market Fund, 4.446%, 3/1/2006	7,885	6,457	44,405	14,954	26,851	47,074	98,037	103,308	10,104	359,075
Prudential Funding, 4.595%, 3/15/2006	439,127	359,667	2,473,323	832,893	1,495,584	2,621,962	5,460,546	5,754,124	562,774	20,000,000
RMAC 2004-NS2A A1, 4.570%, 3/12/2006	204,254	167,295	1,150,438	387,411	695,654	1,219,576	2,539,911	2,676,465	261,768	9,302,772
SLM Corp., 4.570%, 3/20/2006	439,251	359,767	2,474,015	833,127	1,496,003	2,622,696	5,462,075	5,755,735	562,931	20,005,600
Treasury Bank, 4.650%, 3/22/2006	439,127	359,667	2,473,323	832,893	1,495,584	2,621,962	5,460,546	5,754,124	562,774	20,000,000
Wachovia, 4.670%, 3/1/2006	109,783	89,917	618,331	208,223	373,896	655,490	1,365,136	1,438,531	140,693	5,000,000
Wells Fargo & Co., 4.620%, 3/2/2006	219,712	179,954	1,237,492	416,727	748,294	1,311,862	2,732,108	2,878,995	281,576	10,006,720
Westlb AG NY FRN, 4.580%, 3/10/2006	329,387	269,784	1,855,224	624,748	1,121,828	1,966,717	4,095,921	4,316,133	422,133	15,001,875
Westpac Bank NY, 4.490%, 3/18/2006	219,637	179,893	1,237,074	416,586	748,042	1,311,419	2,731,185	2,878,023	281,481	10,003,340

	$15,517,946	$12,709,940	$87,402,523	$29,432,865	$52,851,090	$92,655,140	$192,965,297	$203,339,798	$19,887,358	$706,761,957
(1)	The collateral pool is managed by the Fund Manager of the Short-Term Income, Prime Money Market and Government Money Market Funds, at no cost to the Funds.

Restricted Securities—Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Funds will not incur any registration costs upon such resales. The Funds’, except for the money market funds, restricted securities

Notes to Financial Statements (continued)

are valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Directors. The money market funds’ restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each illiquid restricted security held by the Prime Money Market Fund at February 28, 2006 is as follows:

Security	Acquisition Date	Acquisition Cost
GE Capital Assurance Co.	4/20/2005	$75,000,000
Metropolitan Life Insurance Co.	6/1/2005	65,000,000
Monumental Life Insurance Co.	8/2/1993-11/30/1993	40,000,000
Monumental Life Insurance Co.	10/15/1996	10,000,000
Monumental Life Insurance Co.	1/4/2000	25,000,000
Travelers Insurance Co.	1/19/2001	50,000,000

Redemption Fees—The Funds (other than the Government Money Market Fund, Prime Money Market Fund, and Tax-Free Money Market Fund) impose a 2.00% redemption fee to shareholders of the Investor and Advisor Class of Shares, and, with respect to the International Stock Fund, the Institutional Class of Shares, who redeem shares held for 30 days or less. All redemption fees are recorded by the Funds as paid-in-capital.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. At February 28, 2006, the capital paid-in was as follows:

Fund	Capital Paid-In
Large-Cap Value Fund	$283,472,503
Large-Cap Growth Fund	219,712,081
Mid-Cap Value Fund	569,652,245
Mid-Cap Growth Fund	194,239,597
Small-Cap Growth Fund	135,643,861
International Stock Fund	326,202,477
Government Income Fund	554,821,982
Intermediate Bond Fund	693,767,573
Intermediate Tax-Free Fund	81,569,095
Short-Term Income Fund	137,664,843
Government Money Market Fund	190,928,195
Prime Money Market Fund	3,908,426,401
Tax-Free Money Market Fund	293,892,117

Transactions in capital stock were as follows:

	Period Ended February 28, 2006		Year Ended August 31, 2005
	Shares	Amount	Shares	Amount

LARGE-CAP VALUE FUND—INVESTOR CLASS
Shares sold	861,375	$11,716,959	1,829,109	$26,021,484
Shares issued to shareholders in payment of distributions declared	3,206,065	41,649,166	1,543,426	21,530,773
Shares redeemed	(2,652,381)	(36,690,548)	(5,861,874)	(83,244,440)

Net change resulting from Investor Class of Share transactions	1,415,059	$16,675,577	(2,489,339)	$(35,692,183)

LARGE-CAP VALUE FUND—ADVISOR CLASS
Shares sold	35,783	$504,990	171,705	$2,423,765
Shares issued to shareholders in payment of distributions declared	120,368	1,565,717	56,331	786,927
Shares redeemed	(70,709)	(980,351)	(125,873)	(1,789,070)

Net change resulting from Advisor Class of Share transactions	85,442	$1,090,356	102,163	$1,421,622

Net change resulting from Fund Share transactions	1,500,501	$17,765,933	(2,387,176)	$(34,270,561)

Marshall Funds

	Period Ended February 28, 2006		Year Ended August 31, 2005
	Shares	Amount	Shares	Amount

LARGE-CAP GROWTH FUND—INVESTOR CLASS
Shares sold	753,275	$9,491,424	1,260,357	$16,412,745
Shares issued to shareholders in payment of distributions declared	2,539,454	31,081,965	88,525	1,180,035
Shares redeemed	(1,640,092)	(21,186,409)	(5,247,593)	(68,142,663)

Net change resulting from Investor Class of Share transactions	1,652,637	$19,386,980	(3,898,711)	$(50,549,883)

LARGE-CAP GROWTH FUND—ADVISOR CLASS
Shares sold	33,701	$443,697	84,156	$1,092,348
Shares issued to shareholders in payment of distributions declared	97,729	1,196,158	4,476	59,670
Shares redeemed	(45,671)	(588,825)	(115,395)	(1,492,145)

Net change resulting from Advisor Class of Share transactions	85,759	$1,051,030	(26,763)	$(340,127)

Net change resulting from Fund Share transactions	1,738,396	$20,438,010	(3,925,474)	$(50,890,010)

MID-CAP VALUE FUND—INVESTOR CLASS
Shares sold	3,714,771	$56,349,698	9,467,073	$143,028,970
Shares issued to shareholders in payment of distributions declared	4,145,962	60,977,713	2,280,717	33,306,266
Shares redeemed	(3,298,352)	(50,189,764)	(4,077,273)	(61,533,012)

Net change resulting from Investor Class of Share transactions	4,562,381	$67,137,647	7,670,517	$114,802,224

MID-CAP VALUE FUND—ADVISOR CLASS
Shares sold	66,698	$1,030,015	248,166	$3,739,035
Shares issued to shareholders in payment of distributions declared	80,383	1,182,223	42,031	614,117
Shares redeemed	(54,517)	(835,067)	(96,159)	(1,460,186)

Net change resulting from Advisor Class of Share transactions	92,564	$1,377,171	194,038	$2,892,966

Net change resulting from Fund Share transactions	4,654,945	$68,514,818	7,864,555	$117,695,190

MID-CAP GROWTH FUND—INVESTOR CLASS
Shares sold	712,670	$10,201,803	1,256,962	$16,203,819
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(1,163,096)	(16,529,229)	(5,202,764)	(66,143,660)

Net change resulting from Investor Class of Share transactions	(450,426)	$(6,327,426)	(3,945,802)	$(49,939,841)

.

Notes to Financial Statements (continued)

	Period Ended February 28, 2006		Year Ended August 31, 2005

	Shares	Amount	Shares	Amount
MID-CAP GROWTH FUND—ADVISOR CLASS
Shares sold	8,630	$123,838	34,844	$447,507
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(24,869)	(353,179)	(61,917)	(789,973)

Net change resulting from Advisor Class of Share transactions	(16,239)	$(229,341)	(27,073)	$(342,466)

Net change resulting from Fund Share transactions	(466,665)	$(6,556,767)	(3,972,875)	$(50,282,307)

SMALL-CAP GROWTH FUND—INVESTOR CLASS
Shares sold	686,272	$11,303,544	1,456,780	$21,659,686
Shares issued to shareholders in payment of distributions declared	786,510	12,615,613	—	—
Shares redeemed	(891,429)	(14,797,639)	(2,072,187)	(30,464,957)

Net change resulting from Investor Class of Share transactions	581,353	$9,121,518	(615,407)	$(8,805,271)

SMALL-CAP GROWTH FUND—ADVISOR CLASS
Shares sold	20,740	$348,416	58,107	$863,447
Shares issued to shareholders in payment of distributions declared	32,161	515,857	—	—
Shares redeemed	(33,106)	(542,489)	(58,317)	(862,278)

Net change resulting from Advisor Class of Share transactions	19,795	$321,784	(210)	$1,169

Net change resulting from Fund Share transactions	601,148	$9,443,302	(615,617)	$(8,804,102)

INTERNATIONAL STOCK FUND—INVESTOR CLASS
Shares sold	1,210,624	$17,506,037	1,722,657	$20,871,413
Shares issued to shareholders in payment of distributions declared	59,750	865,186	51,159	639,999
Shares redeemed	(1,161,554)	(16,491,885)	(7,095,529)	(87,175,523)

Net change resulting from Investor Class of Share transactions	108,820	$1,879,338	(5,321,713)	$(65,664,111)

INTERNATIONAL STOCK FUND—ADVISOR CLASS
Shares sold	40,022	$603,172	46,266	$563,005
Shares issued to shareholders in payment of distributions declared	3,028	43,841	2,240	28,002
Shares redeemed	(24,302)	(347,961)	(45,622)	(561,499)

Net change resulting from Advisor Class of Share transactions	18,748	$299,052	2,884	$29,508

Marshall Funds

	Period Ended February 28, 2006		Year Ended August 31, 2005
	Shares	Amount	Shares	Amount

INTERNATIONAL STOCK FUND—INSTITUTIONAL CLASS
Shares sold	1,554,614	$22,744,107	4,328,499	$53,758,799
Shares issued to shareholders in payment of distributions declared	107,128	1,567,286	102,715	1,298,319
Shares redeemed	(3,171,059)	(44,687,243)	(13,785,943)	(176,463,706)

Net change resulting from Institutional Class of Share transactions	(1,509,317)	$(20,375,850)	(9,354,729)	$(121,406,588)

Net change resulting from Fund Share transactions	(1,381,749)	$(18,197,460)	(14,673,558)	$(187,041,191)

GOVERNMENT INCOME FUND—INVESTOR CLASS
Shares sold	10,459,609	$99,004,087	17,831,487	$170,901,289
Shares issued to shareholders in payment of distributions declared	804,740	7,603,277	1,027,448	9,859,322
Shares redeemed	(4,291,940)	(40,617,058)	(4,977,741)	(47,747,868)

Net change resulting from Investor Class of Share transactions	6,972,409	$65,990,306	13,881,194	$133,012,743

GOVERNMENT INCOME FUND—ADVISOR CLASS
Shares sold	77,430	$732,685	166,570	$1,597,370
Shares issued to shareholders in payment of distributions declared	13,361	126,241	21,475	206,095
Shares redeemed	(65,830)	(622,230)	(87,408)	(837,623)

Net change resulting from Advisor Class of Share transactions	24,961	$236,696	100,637	$965,842

Net change resulting from Fund Share transactions	6,997,370	$66,227,002	13,981,831	$133,978,585

INTERMEDIATE BOND FUND—INVESTOR CLASS
Shares sold	6,220,670	$57,579,278	10,093,559	$94,841,266
Shares issued to shareholders in payment of distributions declared	893,676	8,266,201	1,497,934	14,095,705
Shares redeemed	(3,998,064)	(37,020,495)	(8,650,915)	(81,477,978)

Net change resulting from Investor Class of Share transactions	3,116,282	$28,824,984	2,940,578	$27,458,993

INTERMEDIATE BOND FUND—ADVISOR CLASS
Shares sold	29,705	$275,628	114,702	$1,080,282
Shares issued to shareholders in payment of distributions declared	14,183	131,190	26,238	246,929
Shares redeemed	(64,509)	(597,486)	(105,897)	(994,389)

Net change resulting from Advisor Class of Share transactions	(20,621)	$(190,668)	35,043	$332,822

Net change resulting from Fund Shares transactions	3,095,661	$28,634,316	2,975,621	$27,791,815

Notes to Financial Statements (continued)

	Period Ended February 28, 2006		Year Ended August 31, 2005
	Shares	Amount	Shares	Amount

INTERMEDIATE TAX-FREE FUND—INVESTOR CLASS

Shares sold	1,195,744	$12,044,827	1,156,165	$12,130,236
Shares issued to shareholders in payment of distributions declared	232,165	2,323,387	44,387	465,638
Shares redeemed	(1,890,621)	(19,103,502)	(1,652,466)	(17,342,348)

Net change resulting from Investor Class of Share transactions	(462,712)	$(4,735,288)	(451,914)	$(4,746,474)

SHORT-TERM INCOME FUND—INVESTOR CLASS
Shares sold	820,201	$7,355,201	3,269,074	$29,927,755
Shares issued to shareholders in payment of distributions declared	118,343	1,061,596	236,508	2,149,606
Shares redeemed	(2,241,013)	(20,110,289)	(4,610,090)	(41,967,477)

Net change resulting from Investor Class of Share transactions	(1,302,469)	$(11,693,492)	(1,104,508)	$(9,890,116)

SHORT-TERM INCOME FUND—ADVISOR CLASS
Shares sold	12,196	$109,617	58,534	$532,915
Shares issued to shareholders in payment of distributions declared	5,748	51,545	10,257	93,172
Shares redeemed	(16,031)	(143,803)	(75,965)	(691,271)

Net change resulting from Advisor Class of Share transactions	1,913	$17,359	(7,174)	$(65,184)

Net change resulting from Fund Share transactions	(1,300,556)	$(11,676,133)	(1,111,682)	$(9,955,300)

GOVERNMENT MONEY MARKET FUND—INVESTOR CLASS
Shares sold	909,052,168	$909,052,168	1,855,824,949	$1,855,824,949
Shares issued to shareholders in payment of distributions declared	1,869,846	1,869,846	2,325,539	2,325,539
Shares redeemed	(926,132,682)	(926,132,682)	(1,854,838,991)	(1,854,838,991)

Net change resulting from Investor Class of Share transactions	(15,210,668)	$(15,210,668)	3,311,497	$3,311,497

GOVERNMENT MONEY MARKET FUND—INSTITUTIONAL CLASS
Shares sold	681,499,403	$681,499,403	1,234,415,305	$1,234,415,305
Shares issued to shareholders in payment of distributions declared	847,772	847,772	526,347	526,347
Shares redeemed	(635,292,542)	(635,292,542)	(1,261,781,960)	(1,261,781,960)

Net change resulting from Institutional Class of Share transactions	47,054,633	$47,054,633	(26,840,308)	$(26,840,308)

Net change resulting from Fund Share transactions	31,843,965	$31,843,965	(23,528,811)	$(23,528,811)

.

Marshall Funds

	Period Ended February 28, 2006		Year Ended August 31, 2005
	Shares	Amount	Shares	Amount

PRIME MONEY MARKET FUND—INVESTOR CLASS
Shares sold	2,444,967,924	$2,444,967,924	4,400,996,839	$4,400,996,839
Shares issued to shareholders in payment of distributions declared	7,996,674	7,996,674	9,910,812	9,910,812
Shares redeemed	(2,414,024,750)	(2,414,024,750)	(4,455,527,096)	(4,455,527,096)

Net change resulting from Investor Class of Share transactions	38,939,848	$38,939,848	(44,619,445)	$(44,619,445)

PRIME MONEY MARKET FUND—ADVISOR CLASS
Shares sold	106,803,167	$106,803,167	195,786,593	$195,786,593
Shares issued to shareholders in payment of distributions declared	1,308,157	1,308,157	1,549,235	1,549,235
Shares redeemed	(100,931,060)	(100,931,060)	(205,740,408)	(205,740,408)

Net change resulting from Advisor Class of Share transactions	7,180,264	$7,180,264	(8,404,580)	$(8,404,580)

PRIME MONEY MARKET FUND—INSTITUTIONAL CLASS
Shares sold	5,396,881,612	$5,396,881,612	8,940,699,312	$8,940,699,312
Shares issued to shareholders in payment of distributions declared	7,814,570	7,814,570	8,457,607	8,457,607
Shares redeemed	(5,247,941,683)	(5,247,941,683)	(8,931,669,336)	(8,931,669,336)

Net change resulting from Institutional Class of Share transactions	156,754,499	$156,754,499	17,487,583	$17,487,583

Net change resulting from Fund Share transactions	202,874,611	$202,874,611	(35,536,442)	$(35,536,442)

TAX-FREE MONEY MARKET FUND—INVESTOR CLASS
Shares sold	228,045,664	$228,045,664	537,707,175	$537,707,175
Shares issued to shareholders in payment of distributions declared	637,138	637,138	462,243	462,243
Shares redeemed	(178,868,323)	(178,868,323)	(395,343,454)	(395,343,454)

Net change resulting from Investor Class of Share transactions	49,814,479	$49,814,479	142,825,964	$142,825,964

TAX-FREE MONEY MARKET FUND—INSTITUTIONAL CLASS
Shares sold	172,476,270	$172,476,270	35,643,283	$35,643,283
Shares issued to shareholders in payment of distributions declared	12,609	12,609	—	—
Shares redeemed	(95,448,106)	(95,448,106)	(11,432,382)	(11,432,382)

Net change resulting from Institutional Class of Share transactions	77,040,773	$77,040,773	24,210,901	$24,210,901

Net change resulting from Fund Share transactions	126,855,252	$126,855,252	167,036,865	$167,036,865

Notes to Financial Statements (continued)

4.	Federal Tax Information

The tax character of distributions reported on the Statement of Changes in Net Assets for the years ended August 31, 2005 and 2004 was as follows:

	2005			2004
Fund Name	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gains	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gains
Large-Cap Value Fund	$13,421,810	$—	$13,392,909	$8,135,126	$—	$—
Large-Cap Growth Fund	1,845,465	—	—	482,327	—	—
Mid-Cap Value Fund	8,203,315	—	26,772,417	1,165,030	—	9,720,983
Mid-Cap Growth Fund	—	—	—	—	—	—
Small-Cap Growth Fund	—	—	—	—	—	—
International Stock Fund	2,624,979	—	—	1,659,805	—	—
Government Income Fund	15,839,943	—	—	17,983,387	—	—
Intermediate Bond Fund	24,879,647	—	—	27,304,027	—	—
Intermediate Tax-Free Fund	—	3,228,761	49,146	15,486	3,517,412	210,991
Short-Term Income Fund	5,548,941	—	—	6,048,287	—	—
Government Money Market Fund	3,954,318	—	—	324,441	—	—
Prime Money Market Fund	80,150,986	—	—	28,390,302	—	—
Tax-Free Money Market Fund	—	2,110,257	—	—	—	—

(1)	For tax purposes, short-term capital gain distributions are considered ordinary income.

At August 31, 2005, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

	Capital Loss Carryforward to Expire In
Fund	2006	2007	2008	2009	2010	2011	2012	2013	Total
Mid-Cap Growth Fund	—	—	—	—	—	45,074,406	—	—	45,074,406
International Stock Fund	—	—	—	—	—	38,210,583	—	—	38,210,583
Government Income Fund	—	—	1,467,490	—	—	—	—	—	1,467,490
Intermediate Bond Fund	—	—	1,553,692	—	6,283,428	3,131,248	—	—	10,968,368
Short-Term Income Fund	618,371	952,637	222,218	928,524	944,182	322,004	1,989,874	797,744	6,775,554
Prime Money Market Fund	—	—	—	—	53,396	395,328	—	—	448,724

As of August 31, 2005, the Intermediate Bond and Short-Term Income Funds had $2,580,911 and $901,045, respectively, of post-October losses, which are deferred until September 1, 2005 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Marshall Funds

5.	Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee—M&I Investment Management Corp., the Funds’ investment adviser (the “Adviser”), receives for its services an annual investment adviser fee based on a percentage of each Fund’s average daily net assets as listed below. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund	Annual Rate
Large-Cap Value Fund	0.75%
Large-Cap Growth Fund	0.75%
Mid-Cap Value Fund	0.75%
Mid-Cap Growth Fund	0.75%
Small-Cap Growth Fund	1.00%
International Stock Fund	1.00%
Government Income Fund	0.75%
Intermediate Bond Fund	0.60%
Intermediate Tax-Free Fund	0.60%
Short-Term Income Fund	0.60%
Government Money Market	0.20%
Prime Money Market Fund	0.15%
Tax-Free Money Market Fund	0.20%

The International Stock Fund’s sub-advisers are Trilogy Global Advisors, LLC and Acadian Asset Management, Inc. The Adviser compensates the sub-advisers based on the level of average aggregate daily net assets of the International Stock Fund.

Administrative Fee—M&I Trust, under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to M&I Trust is based on each Fund’s average daily net assets with respect to the Equity Funds and Income Funds and the aggregate average daily net assets of all Money Market Funds as follows:

Maximum Fee	Fund’s ADNA
0.100%	on the first $250 million
0.095%	on the next $250 million
0.080%	on the next $250 million
0.060%	on the next $250 million
0.040%	on the next $500 million
0.020%	on assets in excess of $1.5 billion

M&I Trust may voluntarily choose to waive any portion of its fee. M&I Trust can modify or terminate this voluntary waiver at any time at its sole discretion.

UMB Fund Services, Inc. serves as the sub-administrator to the Funds. All fees of the sub-administrator are paid by M&I Trust.

Distribution Services Fee—The Prime Money Market Fund has a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan authorizes payments by the Fund to finance activities intended to result in the sale of shares of the Fund’s Advisor Class of Shares. The Plan provides that the Fund may incur distribution expenses up to 0.30% of the average daily net assets of the Fund’s Advisor Class of Shares annually.

Shareholder Services Fee—Under the terms of a Shareholder Services Agreement with Marshall Investor Services (“MIS”), a division of M&I Trust, each Fund will pay MIS up to 0.25% of average daily net assets of the Fund’s Investor and Advisor Class of Shares for the period. The fee paid to MIS is used for certain services for shareholders and to maintain shareholder accounts. MIS may voluntarily choose to waive any portion of its fee. MIS can modify or terminate this voluntary waiver at any time at its sole discretion.

Custodian Fees—M&I Trust is the Funds’ custodian, except for the International Stock Fund for which Investors Bank & Trust maintains custody. M&I Trust receives fees based on the level of each Fund’s average daily net assets for the period.

Securities Lending—The Funds pay a portion of net revenue to M&I Trust for its services as the securities lending agent. The securities lending income as shown in the Statement of Operations is net of these expenses. The following amounts were paid for the fiscal period ended February 28, 2006:

Fund	Fees Paid
Large-Cap Value Fund	$12,145
Large-Cap Growth Fund	8,148
Mid-Cap Value Fund	26,898
Mid-Cap Growth Fund	14,601
Small-Cap Growth Fund	78,108
International Stock Fund	49,095
Government Income Fund	110,612
Intermediate Bond Fund	54,242
Short-Term Income Fund	2,651

Notes to Financial Statements (continued)

General—Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of one or more of the above companies. None of the Fund officers or interested directors receive any compensation from the Funds.

6.	Investment Transactions

Purchases and sales of investments, excluding short-term obligations and in-kind contributions, for the period ended February 28, 2006, were as follows:

	Other than U.S. Government Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Large-Cap Value Fund	$297,861,707	$321,433,699	$—	$—
Large-Cap Growth Fund	281,993,005	300,259,973	—	—
Mid-Cap Value Fund	232,548,482	249,791,253	—	—
Mid-Cap Growth Fund	125,071,906	131,626,012	—	—
Small-Cap Growth Fund	126,145,835	135,874,324	—	—
International Stock Fund	301,982,879	330,215,109	—	—
Government Income Fund	15,678,083	21,307,459	1,866,284,225	1,700,012,772
Intermediate Bond Fund	165,980,340	245,749,080	1,110,966,298	1,054,887,731
Intermediate Tax-Free Fund	10,170,609	18,892,535	—	—
Short-Term Income Fund	2,600,000	11,720,158	1,978,438	7,685,275

7.	Line of Credit

Marshall Funds, Inc., on behalf of its respective Funds, entered into a $25,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank & Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.09% per annum on the daily unused portion. The Tax-Free Money Market Fund utilized the LOC during the period ended February 28, 2006. The weighted average borrowings during the period were $2,912, and the weighted average interest rate was 4.75%. There was no outstanding LOC at February 28, 2006.

Results of the Special Meeting

A special meeting of the shareholders of the Marshall Intermediate Bond Fund and the Marshall Short-Term Income Fund, series of the Marshall Funds, Inc., was held on October 19, 2005.

The matters voted on by the shareholders of record as of August 31, 2005 and the results of the vote at the shareholder meeting held October 19, 2005 were as follows:

1. Approval to amend the Marshall Intermediate Bond Fund’s fundamental investment limitation to permit investments in financial futures contracts and related options.

Affirmative	Against	Abstain
53,199,018.91	0	0

2. Approval to amend the Marshall Short-Term Income Fund’s fundamental investment limitation to permit investments in financial futures contracts and related options.

Affirmative	Against	Abstain
13,907,771.51	0	0

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863). A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.marshallfunds.com or on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Notes

[THIS PAGE INTENTIONALLY LEFT BLANK]

Marshall Investor Services

P.O. Box 1348

Milwaukee, Wisconsin 53201-1348

1-800-236-FUND(3863)

414-287-8555

TDD: Speech and Hearing Impaired Services

1-800-209-3520

http://www.marshallfunds.com

Grand Distribution Services, LLC, Distributor

M&I Investment Management Corp., Investment Adviser

©2006 Marshall Funds, Inc.	06-321-074 (03/06)

Not FDIC Insured	No Bank Guarantee	May Lose Value

Item 2.	Code of Ethics

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11.	Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter ended February 28, 2006 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable to open end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marshall Funds, Inc.

By:	/s/ John M. Blaser
John M. Blaser
President
April 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Blaser
John M. Blaser
President
(Principal Executive Officer)
April 19, 2006

By:	/s/ Timothy M. Bonin
Timothy M. Bonin
Treasurer
(Principal Financial Officer)
April 19, 2006